UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (97.32%)
Consumer Discretionary (10.33%)
Amazon.com Inc. (a)	4,500	$6,513,030
Comcast Corp. Class A	227,605	7,777,263
Domino’s Pizza Inc.	17,700	4,134,012
GAP Inc., The	55,400	1,728,480
Home Depot Inc., The	38,075	6,786,488
Lear Corp.	23,000	4,280,070
McDonald’s Corp.	21,600	3,377,808
Netflix Inc. (a)	27,900	8,240,265
NVR Inc. (a)	1,000	2,800,000
Target Corp.	40,900	2,839,687
Tesla Inc. (a)	10,000	2,661,300
Thor Industries Inc.	16,600	1,911,822
Toll Brothers Inc.	74,700	3,230,775
Ulta Beauty Inc. (a)	17,100	3,493,017
Walt Disney Co., The	61,450	6,172,038

		65,946,055

Consumer Staples (7.27%)
Coca-Cola Co., The	69,700	3,027,072
Colgate-Palmolive Co.	88,625	6,352,640
Constellation Brands Inc. Class A	15,200	3,464,384
CVS Health Corp.	96,935	6,030,326
Estee Lauder Companies Inc. Class A, The	21,300	3,189,036
General Mills Inc.	205,850	9,275,601
Hormel Foods Corp.	177,770	6,101,066
Kellogg Co.	46,400	3,016,464
PepsiCo Inc.	54,675	5,967,776

		46,424,365

Energy (3.18%)
Chevron Corp.	53,525	6,103,991
EOG Resources Inc.	62,375	6,566,216
Halliburton Co.	97,225	4,563,742
RSP Permian Inc. (a)	64,905	3,042,746

		20,276,695

Financials (13.23%)
Arthur J. Gallagher & Co.	87,990	6,047,551
Bank of America Corp.	339,625	10,185,354
BB&T Corp.	115,365	6,003,595
Capital One Financial Corp.	34,000	3,257,880
Chubb Ltd.	42,580	5,823,667
Intercontinental Exchange Inc.	87,465	6,342,962
JPMorgan Chase & Co.	94,825	10,427,905
Leucadia National Corp.	113,700	2,584,401
Lincoln National Corp.	21,100	1,541,566
Morgan Stanley	112,575	6,074,547
Progressive Corp., The	44,300	2,699,199
Reinsurance Group of America Inc.	18,100	2,787,400
S&P Global Inc.	18,300	3,496,398
U.S. Bancorp	111,075	5,609,288
Wells Fargo & Co.	104,615	5,482,872
Western Alliance Bancorp (a)	105,450	6,127,700

		84,492,285

	Shares	Value
Common Stocks (Cont.)
Health Care (12.23%)
Abbott Laboratories	124,660	$7,469,627
AbbVie Inc.	50,600	4,789,290
ABIOMED Inc. (a)	17,000	4,946,830
Align Technology Inc. (a)	26,800	6,730,284
Becton, Dickinson and Co.	28,140	6,097,938
Cigna Corp.	15,300	2,566,422
Gilead Sciences Inc.	49,900	3,761,961
HCA Healthcare Inc.	46,000	4,462,000
IDEXX Laboratories Inc. (a)	30,600	5,856,534
Johnson & Johnson	80,550	10,322,483
Medtronic PLC	97,710	7,838,296
Mettler-Toledo International Inc. (a)	7,600	4,370,228
UnitedHealth Group Inc.	21,600	4,622,400
Vertex Pharmaceuticals Inc. (a)	26,000	4,237,480

		78,071,773

Industrials (13.78%)
American Airlines Group Inc.	74,100	3,850,236
Boeing Co., The	40,875	13,402,095
Caterpillar Inc.	17,300	2,549,674
Cintas Corp.	24,500	4,179,210
Deere & Co.	21,700	3,370,444
FedEx Corp.	38,575	9,262,243
General Dynamics Corp.	30,569	6,752,692
Honeywell International Inc.	65,275	9,432,890
Huntington Ingalls Industries Inc.	17,600	4,536,576
Rollins Inc.	77,100	3,934,413
Toro Co., The	50,200	3,134,990
TransUnion (a)	62,000	3,520,360
Union Pacific Corp.	54,750	7,360,043
United Continental Holdings Inc. (a)	44,100	3,063,627
United Rentals Inc. (a)	36,200	6,252,826
Waste Management Inc.	40,100	3,373,212

		87,975,531

Information Technology (26.35%)
Accenture PLC Class A	62,060	9,526,210
Alphabet Inc. Class A (a)	5,837	6,053,786
Amdocs Ltd.	94,883	6,330,594
Amphenol Corp. Class A	42,400	3,651,912
Apple Inc.	34,600	5,805,187
Applied Materials Inc.	119,000	6,617,590
Arista Networks Inc. (a)	14,800	3,778,440
Booz Allen Hamilton Holding Corp.	157,587	6,101,769
Broadcom Ltd.	11,510	2,712,332
Cadence Design Systems Inc. (a)	98,100	3,607,137
Cognex Corp.	44,000	2,287,560
Electronic Arts Inc. (a)	21,300	2,582,412
First Data Corp. Class A (a)	193,900	3,102,400
GoDaddy Inc. Class A (a)	43,300	2,659,486
Intel Corp.	74,700	3,890,376
Intuit Inc.	34,600	5,997,910
IPG Photonics Corp. (a)	12,000	2,800,560
KLA-Tencor Corp.	32,400	3,531,924
Lam Research Corp.	55,825	11,341,407

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Mastercard Inc. Class A	24,400	$4,273,904
Microchip Technology Inc.	28,900	2,640,304
Micron Technology Inc. (a)	119,300	6,220,302
Microsoft Corp.	88,005	8,032,216
Motorola Solutions Inc.	65,875	6,936,638
NVIDIA Corp.	27,300	6,322,407
ON Semiconductor Corp. (a)	193,700	4,737,902
Oracle Corp.	122,425	5,600,944
PayPal Holdings Inc. (a)	21,500	1,631,205
Red Hat Inc. (a)	20,100	3,005,151
ServiceNow Inc. (a)	36,100	5,972,745
SS&C Technologies Holdings Inc.	33,000	1,770,120
Take-Two Interactive Software Inc. (a)	31,700	3,099,626
Teradyne Inc.	75,200	3,437,392
Texas Instruments Inc.	53,000	5,506,170
Total System Services Inc.	39,200	3,381,392
Western Digital Corp.	35,700	3,294,039

		168,241,449

Materials (3.70%)
Avery Dennison Corp.	27,200	2,890,000
Ecolab Inc.	24,300	3,330,801
LyondellBasell Industries NV Class A	33,100	3,498,008
Packaging Corporation of America	21,600	2,434,320
Sherwin-Williams Co., The	13,805	5,413,217
Southern Copper Corp.	111,500	6,041,070

		23,607,416

Real Estate (2.53%)
CBRE Group Inc. Class A (a)	86,600	4,089,252
Public Storage	31,300	6,272,207
Simon Property Group Inc.	37,525	5,791,984

		16,153,443

Telecommunication Services (2.37%)
AT&T Inc.	297,250	10,596,962
T-Mobile US Inc. (a)	74,400	4,541,376

		15,138,338

	Shares	Value
Common Stocks (Cont.)
Utilities (2.35%)
ALLETE Inc.	43,588	$3,149,232
NextEra Energy Inc.	38,250	6,247,373
WEC Energy Group Inc.	89,500	5,611,650

		15,008,255

Total Common Stocks
(cost $471,200,906)		621,335,605

Short-term Investments (2.34%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.56% (b)	14,935,859	14,935,859

Total Short-term Investments
(cost $14,935,859)		14,935,859

TOTAL INVESTMENTS (99.66%)
(cost $486,136,765)		636,271,464
OTHER ASSETS, NET OF LIABILITIES (0.34%)		2,141,171

NET ASSETS (100.00%)		$638,412,635

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of March 31, 2018.

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (47.10%)
Consumer Discretionary (7.54%)
American Axle & Manufacturing Holdings Inc. (a)	84,000	$1,278,480
Big 5 Sporting Goods Corp.	92,300	669,175
Caleres Inc.	27,600	927,360
Conn’s Inc. (a)	49,000	1,666,000
Crocs Inc. (a)	87,200	1,417,000
Dana Inc.	66,500	1,713,040
Del Taco Restaurants Inc. (a)	89,100	923,076
Fossil Group Inc. (a)	155,800	1,978,660
KB Home	61,900	1,761,055
LGI Homes Inc. (a)	29,600	2,088,872
Modine Manufacturing Co. (a)	30,000	634,500
Office Depot Inc.	366,500	787,975
Tailored Brands Inc.	84,100	2,107,546
Tower International Inc.	56,300	1,562,325
Weight Watchers International Inc. (a)	36,900	2,351,268

		21,866,332

Consumer Staples (1.45%)
Dean Foods Co.	108,700	936,993
Sanderson Farms Inc.	21,100	2,511,322
SUPERVALU Inc. (a)	49,442	753,002

		4,201,317

Energy (3.28%)
Arch Coal Inc. Class A	18,800	1,727,344
California Resources Corp. (a)	131,725	2,259,084
Cloud Peak Energy Inc. (a)	238,700	694,617
Denbury Resources Inc. (a)	267,100	731,854
Rowan Companies PLC Class A (a)	142,600	1,645,604
Ship Finance International Ltd.	97,400	1,392,820
W&T Offshore Inc. (a)	234,600	1,039,278

		9,490,601

Financials (12.19%)
American Equity Investment Life Holding Co.	101,300	2,974,168
Argo Group International Holdings Ltd.	33,925	1,947,295
Banco Latinoamericano de Comercio Exterior SA	64,700	1,843,950
Banner Corp.	26,300	1,459,387
Capitol Federal Financial Inc.	123,200	1,521,520
CNO Financial Group Inc.	38,500	834,295
Enova International Inc. (a)	18,600	410,130
Enstar Group Ltd. (a)	7,700	1,618,925
FBL Financial Group Inc. Class A	11,900	825,265
First BanCorp (a)	237,000	1,426,740
Flagstar Bancorp Inc. (a)	24,200	856,680
Investors Bancorp Inc.	148,600	2,026,904
Kearny Financial Corp.	129,500	1,683,500
National Western Life Group Inc. Class A	6,700	2,042,696
Nationstar Mortgage Holdings Inc. (a)	101,500	1,822,940
Ocwen Financial Corp. (a)	313,100	1,289,972
PHH Corp. (a)	81,600	853,536

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Selective Insurance Group Inc.	49,200	$2,986,440
Stifel Financial Corp.	21,800	1,291,214
Tristate Capital Holdings Inc. (a)	81,700	1,899,525
Walker & Dunlop Inc.	50,300	2,988,826
Washington Trust Bancorp Inc.	13,800	741,750

		35,345,658

Health Care (3.18%)
Community Health Systems Inc. (a)	72,100	285,516
Enanta Pharmaceuticals Inc. (a)	13,900	1,124,649
Kindred Healthcare Inc.	209,600	1,917,840
LHC Group Inc. (a)	30,800	1,896,048
Magellan Health Inc. (a)	22,700	2,431,170
Triple-S Management Corp. Class B (a)	60,100	1,571,014

		9,226,237

Industrials (7.92%)
Acco Brands Corp.	213,000	2,673,150
Aircastle Ltd.	56,600	1,124,076
Albany International Corp. Class A	17,000	1,065,900
Casella Waste Systems Inc. Class A (a)	44,700	1,045,086
EMCOR Group Inc.	11,500	896,195
Federal Signal Corp.	53,800	1,184,676
GATX Corp.	34,200	2,342,358
Greenbrier Companies Inc., The	41,800	2,100,450
Meritor Inc. (a)	95,900	1,971,704
Moog Inc. Class A (a)	8,500	700,485
SkyWest Inc.	86,400	4,700,160
Spartan Motors Inc.	96,600	1,661,520
Sterling Construction Company Inc. (a)	129,700	1,486,362

		22,952,122

Information Technology (4.63%)
AVX Corp.	96,600	1,598,730
Benchmark Electronics Inc.	25,400	758,190
ePlus inc. (a)	23,800	1,849,260
Rosetta Stone Inc. (a)	60,900	800,835
Sanmina Corp. (a)	64,400	1,684,060
Systemax Inc.	51,700	1,476,035
Tech Data Corp. (a)	17,500	1,489,775
TTM Technologies Inc. (a)	60,000	917,400
Unisys Corp. (a)	68,000	731,000
Vishay Intertechnology Inc.	113,400	2,109,240

		13,414,525

Materials (1.48%)
Materion Corp.	23,100	1,179,255
Ryerson Holding Corp. (a)	152,000	1,238,800
SunCoke Energy Inc. (a)	174,800	1,880,848

		4,298,903

Real Estate (3.50%)
CBL & Associates Properties Inc.	197,900	825,243
Cousins Properties Inc.	209,400	1,817,592

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Education Realty Trust Inc.	41,600	$1,362,400
Global Net Lease Inc.	70,700	1,193,416
Healthcare Realty Trust Inc.	37,000	1,025,270
Select Income REIT	90,600	1,764,888
Sunstone Hotel Investors Inc.	70,800	1,077,576
Washington Prime Group Inc.	162,000	1,080,540

		10,146,925

Telecommunication Services (0.45%)
Intelsat SA (a)	262,500	987,000
Windstream Holdings Inc.	218,600	308,226

		1,295,226

Utilities (1.48%)
ALLETE Inc.	17,300	1,249,925
NorthWestern Corp.	26,300	1,414,940
ONE Gas Inc.	24,700	1,630,694

		4,295,559

Total Common Stocks
(cost $121,463,771)		136,533,405

	Shares	Value
Exchange-Traded Funds (51.81%)
iShares Core S&P Mid-Cap ETF	800,633	$150,174,732

Total Exchange-Traded Funds
(cost $138,301,554)		150,174,732

Short-term Investments (1.19%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.56% (b)	3,459,628	3,459,628

Total Short-term Investments
(cost $3,459,628)		3,459,628

TOTAL INVESTMENTS (100.10%)
(cost $263,224,953)		290,167,765
LIABILITIES, NET OF OTHER ASSETS (-0.10%)		(294,029)

NET ASSETS (100.00%)		$289,873,736

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of March 31, 2018.

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (a) (96.19%)
Australia (1.16%)
Domino’s Pizza Enterprises Ltd.	59,707	$1,923,898

Austria (0.85%)
Bawag Group AG (b) (c)	25,557	1,404,332

Belgium (2.35%)
Anheuser-Busch InBev SA/NV	35,412	3,893,433

Brazil (0.43%)
Ambev SA	15,500	113,006
Ambev SA ADR	15,544	113,005
PagSeguro Digital Ltd. Class A (b)	12,625	483,790

		709,801

Canada (2.07%)
Barrick Gold Corp.	16,344	203,483
Constellation Software Inc.	2,295	1,557,166
Dollarama Inc.	13,699	1,664,912

		3,425,561

Chile (0.03%)
Liberty Latin America Ltd. Class A (b)	1,032	20,072
Liberty Latin America Ltd. Class C (b)	1,221	23,309

		43,381

China (4.90%)
Alibaba Group Holding Ltd. Sponsored ADR (b)	30,465	5,591,547
Ctrip.com International Ltd. ADR (b)	34,312	1,599,625
iQIYI Inc. ADR (b)	16,375	254,631
Sinopharm Group Co. Ltd. H Shares	136,800	685,620

		8,131,423

Colombia (1.45%)
Bancolombia SA Sponsored ADR	21,422	900,152
Cementos Argos SA	154,619	536,230
Grupo Argos SA	36,196	243,806
Grupo Aval Acciones y Valores SA ADR	23,998	199,423
Grupo de Inversiones Suramericana	39,326	524,711

		2,404,322

Denmark (1.25%)
Genmab A/S (b)	3,059	659,046
Novo Nordisk A/S Class B	28,605	1,406,961

		2,066,007

France (11.34%)
AXA SA	46,338	1,231,803
Compagnie Generale des Etablissements Michelin	11,958	1,770,295
Dassault Systemes SA	12,012	1,633,552
Essilor International SA	13,222	1,783,655
Eurofins Scientific SE	3,237	1,705,813
JC Decaux SA	9,652	335,651
L’Oreal SA	6,993	1,579,429

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Orange SA	64,142	$1,090,276
Pernod Ricard SA	11,701	1,948,312
Schneider Electric SE (Paris)	17,663	1,555,428
UbiSoft Entertainment SA (b)	19,565	1,655,825
Unibail-Rodamco SE (Amsterdam)	2,098	479,232
Unibail-Rodamco SE (Paris)	253	57,794
Vivendi	76,282	1,978,358

		18,805,423

Germany (12.15%)
Allianz SE Reg.	4,071	920,278
Aroundtown SA	245,947	1,905,259
Bayer AG Reg.	36,762	4,144,316
Deutsche Boerse AG	24,100	3,294,549
Fresenius SE & Co. KGaA	11,990	916,813
Linde AG Tender Shares (b)	8,061	1,703,363
SAP SE	26,602	2,792,724
Scout24 AG (c)	47,471	2,213,425
Wirecard AG	19,012	2,253,712

		20,144,439

Hong Kong (2.81%)
MGM China Holdings Ltd.	659,200	1,714,504
Tencent Holdings Ltd.	55,000	2,952,374

		4,666,878

India (1.77%)
HDFC Bank Ltd. ADR	17,672	1,745,463
Makemytrip Ltd. (b)	34,316	1,190,766

		2,936,229

Ireland (1.46%)
Ryanair Holdings PLC SP ADR (b)	19,779	2,429,850

Israel (0.66%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	64,308	1,099,024

Italy (1.59%)
Telecom Italia SpA (b)	991,008	940,953
Telecom Italia SpA RSP	297,883	248,009
UniCredit SpA (b)	69,581	1,454,321

		2,643,283

Japan (10.73%)
Dentsu Inc.	12,600	556,830
Fanuc Corp.	19,700	5,069,855
Hoya Corp.	16,500	833,458
Japan Tobacco Inc.	25,036	715,203
LIFULL Co. Ltd.	92,400	819,645
MISUMI Group Inc.	74,300	2,057,785
Nintendo Co. Ltd.	2,400	1,066,256
Olympus Corp.	30,300	1,158,643
Sapporo Holdings Ltd.	5,000	146,326
SMC Corp.	1,500	610,199

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
SoftBank Group Corp.	10,800	$805,586
Sony Corp.	7,800	383,762
START TODAY Co. Ltd.	29,100	757,400
Sumitomo Mitsui Financial Group Inc.	26,200	1,111,516
Tokio Marine Holdings Inc.	37,700	1,709,426

		17,801,890

Malaysia (0.01%)
Genting BHD Warrants (b)	59,490	15,149

Mexico (0.91%)
Bolsa Mexicana de Valores SAB de CV	382,045	730,677
Fibra Uno Administracion SA de CV	225,100	339,260
Fibra Uno Administracion SA de CV (c)	84,400	127,203
Grupo Televisa SAB Sponsored ADR	19,241	307,086

		1,504,226

Netherlands (9.08%)
ASML Holding NV	24,750	4,907,763
Heineken NV	15,393	1,655,578
ING Groep NV	52,350	883,417
InterXion Holding NV (b)	61,281	3,806,163
Koninklijke Philips NV	67,325	2,578,007
QIAGEN NV (b)	38,078	1,230,300

		15,061,228

Norway (0.30%)
Statoil ASA	20,891	494,447

Spain (1.44%)
Banco Bilbao Vizcaya Argentaria SA	166,047	1,315,020
Cellnex Telecom SA (c)	39,976	1,068,715

		2,383,735

Sweden (1.69%)
Atlas Copco AB Class A	48,065	2,087,548
Investor AB B Shares	16,290	723,659

		2,811,207

Switzerland (5.09%)
Compagnie Financiere Richemont SA Reg.	13,658	1,227,333
Julius Baer Group Ltd.	49,991	3,076,519
LafargeHolcim Ltd. Reg.	13,932	763,399
Nestle SA Reg.	12,494	987,545
Novartis AG Reg.	16,329	1,320,704
UBS Group AG	60,254	1,061,610

		8,437,110

United Kingdom (13.22%)
ASOS PLC (b)	9,362	915,851
B&M European Value Retail SA	264,516	1,452,005
BP PLC	120,002	809,426
British American Tobacco PLC	23,137	1,337,477
ConvaTec Group PLC (c)	132,653	370,094

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Dechra Pharmaceuticals PLC	46,314	$1,706,746
Diageo PLC	44,876	1,517,693
Domino’s Pizza Group PLC	374,185	1,736,725
Hargreaves Lansdown PLC	77,222	1,772,524
Just Eat PLC (b)	118,705	1,162,405
Liberty Global PLC Class A (b)	10,872	340,402
Liberty Global PLC Series C (b)	9,792	297,971
Reckitt Benckiser Group PLC	46,311	3,909,011
Rolls-Royce Holdings PLC	138,659	1,695,262
Shire PLC	32,159	1,600,548
Standard Chartered PLC	83,848	840,355
Weir Group PLC, The	16,609	465,577

		21,930,072

United States (7.45%)
Las Vegas Sands Corp.	59,519	4,279,416
Schlumberger Ltd.	48,009	3,110,023
Worldpay Inc. Class A (b)	29,452	2,422,132
Wynn Resorts Ltd.	13,903	2,535,352

		12,346,923

Total Common Stocks
(cost $120,145,831)		159,513,271

Preferred Stocks (0.13%)
Colombia (0.13%)
Grupo Argos SA, 0.00%	22,328	131,056
Grupo de Inversiones Suramericana, 0.00%	6,928	88,272

		219,328

Total Preferred Stocks
(cost $220,324)		219,328

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Short-term Investments (3.57%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.58% (d)	5,925,981	$5,925,981

Total Short-term Investments
(cost $5,925,981)		5,925,981

TOTAL INVESTMENTS (99.89%)
(cost $126,292,136)		165,658,580
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.11%)		176,091

NET ASSETS (100.00%)		$165,834,671

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of these securities amounted to $5,183,769 or 3.13% of net assets.

(d)	Rate shown is the 7-day yield as of March 31, 2018.

ADR - American Depositary Receipt

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$59,299,410	35.80
United States Dollar	40,108,966	24.21
British Pound	21,291,699	12.85
Japanese Yen	17,801,890	10.75
Swiss Franc	8,437,110	5.09
Hong Kong Dollar	5,352,498	3.23
Canadian Dollar	3,222,078	1.94
Swedish Krona	2,811,207	1.70
Danish Krone	2,066,007	1.25
Australian Dollar	1,923,898	1.16
Colombian Peso	1,524,075	0.92
Mexican Peso	1,197,140	0.72
Norwegian Krone	494,447	0.30
Brazilian Real	113,006	0.07
Malaysian Ringgit	15,149	0.01

Total Investments	$165,658,580	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Information Technology	$34,753,465	20.96
Consumer Discretionary	27,846,317	16.79
Financials	24,988,027	15.07
Health Care	23,199,748	13.99
Consumer Staples	17,916,018	10.80
Industrials	15,971,504	9.63
Energy	4,413,896	2.66
Telecommunication Services	4,153,539	2.51
Materials	3,581,337	2.16
Real Estate	2,908,748	1.75

Total Stocks	159,732,599	96.32
Short-term Investments	5,925,981	3.57
Cash and Other Assets, Net of Liabilities	176,091	0.11

Net Assets	$165,834,671	100.00%

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (99.33%)
Consumer Discretionary (12.59%)
Advance Auto Parts Inc.	4,818	$571,173
Amazon.com Inc. (a)	26,720	38,672,925
Aptiv PLC	17,888	1,519,943
AutoZone Inc. (a)	1,819	1,179,967
Best Buy Co. Inc.	16,830	1,177,932
Booking Holdings Inc. (a)	3,249	6,759,187
BorgWarner Inc.	13,330	669,566
CarMax Inc. (a)	12,148	752,447
Carnival Corp.	26,988	1,769,873
CBS Corp. Class B	22,822	1,172,823
Charter Communications Inc. Class A (a)	12,362	3,847,302
Chipotle Mexican Grill Inc. (a)	1,672	540,240
Comcast Corp. Class A	308,665	10,547,083
Darden Restaurants Inc.	8,352	712,008
Discovery Communications Inc. Class A (a)	9,171	196,535
Discovery Communications Inc. Class C (a)	21,444	418,587
DISH Network Corp. Class A (a)	15,030	569,487
Dollar General Corp.	17,278	1,616,357
Dollar Tree Inc. (a)	15,604	1,480,820
DR Horton Inc.	22,428	983,244
Expedia Group Inc.	8,167	901,718
Foot Locker Inc.	7,886	359,128
Ford Motor Co.	261,170	2,893,764
GAP Inc., The	14,509	452,681
Garmin Ltd.	7,868	463,661
General Motors Co.	84,597	3,074,255
Genuine Parts Co.	9,855	885,373
Goodyear Tire & Rubber Co., The	16,620	441,760
H&R Block Inc.	13,383	340,062
Hanesbrands Inc.	24,898	458,621
Harley-Davidson Inc.	10,776	462,075
Hasbro Inc.	7,501	632,334
Hilton Worldwide Holdings Inc.	13,737	1,081,926
Home Depot Inc., The	77,448	13,804,332
Interpublic Group of Companies Inc., The	26,257	604,699
Kohl’s Corp.	11,153	730,633
L Brands Inc.	15,900	607,539
Leggett & Platt Inc.	8,828	391,610
Lennar Corp. Class A	18,031	1,062,747
LKQ Corp. (a)	20,105	762,985
Lowe’s Companies Inc.	55,112	4,836,078
Macy’s Inc.	20,403	606,785
Marriott International Inc. Class A	20,266	2,755,771
Mattel Inc.	22,466	295,428
McDonald’s Corp.	52,754	8,249,671
MGM Resorts International	33,718	1,180,804
Michael Kors Holdings Ltd. (a)	10,467	649,791
Mohawk Industries Inc. (a)	4,172	968,822
Netflix Inc. (a)	28,847	8,519,961
Newell Brands Inc.	31,915	813,194
News Corp. Class A	25,331	400,230
News Corp. Class B	7,929	127,657
NIKE Inc. Class B	86,211	5,727,859
Nordstrom Inc.	7,696	372,563

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Norwegian Cruise Line Holdings Ltd. (a)	13,344	$706,832
Omnicom Group Inc.	15,734	1,143,390
O’Reilly Automotive Inc. (a)	5,627	1,392,007
PulteGroup Inc.	17,897	527,783
PVH Corp.	5,310	804,093
Ralph Lauren Corp.	3,493	390,517
Ross Stores Inc.	25,517	1,989,816
Royal Caribbean Cruises Ltd.	11,215	1,320,454
Starbucks Corp.	94,155	5,450,633
Tapestry Inc.	18,953	997,117
Target Corp.	35,971	2,497,467
Tiffany & Co.	6,757	659,889
Time Warner Inc.	51,517	4,872,478
TJX Companies Inc., The	42,106	3,434,165
Tractor Supply Co.	8,499	535,607
TripAdvisor Inc. (a)	7,617	311,459
Twenty-First Century Fox Inc. Class A	70,425	2,583,893
Twenty-First Century Fox Inc. Class B	29,064	1,057,058
Ulta Beauty Inc. (a)	3,881	792,772
Under Armour Inc. Class A (a)	12,275	200,696
Under Armour Inc. Class C (a)	12,405	178,012
VF Corp.	21,392	1,585,575
Viacom Inc. Class B	23,672	735,252
Walt Disney Co., The	99,946	10,038,576
Whirlpool Corp.	4,701	719,770
Wyndham Worldwide Corp.	7,021	803,413
Wynn Resorts Ltd.	5,329	971,796
Yum! Brands Inc.	22,042	1,876,435

		189,650,971

Consumer Staples (7.60%)
Altria Group Inc.	126,276	7,869,519
Archer-Daniels-Midland Co.	37,949	1,645,848
Brown-Forman Corp. Class B	17,209	936,170
Campbell Soup Co.	12,865	557,183
Church & Dwight Co. Inc.	16,840	848,062
Clorox Co., The	8,488	1,129,838
Coca-Cola Co., The	255,609	11,101,099
Colgate-Palmolive Co.	58,109	4,165,253
Conagra Brands Inc.	26,877	991,224
Constellation Brands Inc. Class A	11,505	2,622,220
Costco Wholesale Corp.	29,169	5,496,315
Coty Inc. Class A	31,191	570,795
CVS Health Corp.	67,036	4,170,310
Dr Pepper Snapple Group Inc.	11,885	1,406,946
Estee Lauder Companies Inc. Class A, The	14,936	2,236,218
General Mills Inc.	37,610	1,694,707
Hershey Co., The	9,281	918,448
Hormel Foods Corp.	17,747	609,077
JM Smucker Co., The	7,710	956,117
Kellogg Co.	16,701	1,085,732
Kimberly-Clark Corp.	23,278	2,563,606
Kraft Heinz Co., The	39,786	2,478,270
Kroger Co., The	58,534	1,401,304
McCormick & Company Inc.	7,942	844,949

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Molson Coors Brewing Co. Class B	12,360	$931,079
Mondelez International Inc. Class A	98,892	4,126,763
Monster Beverage Corp. (a)	27,654	1,582,085
PepsiCo Inc.	94,111	10,272,216
Philip Morris International Inc.	103,364	10,274,382
Procter & Gamble Co., The	167,678	13,293,512
Sysco Corp.	31,723	1,902,111
Tyson Foods Inc. Class A	19,737	1,444,551
Walgreens Boots Alliance Inc.	56,717	3,713,262
Walmart Inc.	96,863	8,617,901

		114,457,072

Energy (5.70%)
Anadarko Petroleum Corp.	36,271	2,191,130
Andeavor	9,497	955,018
Apache Corp.	25,120	966,618
Baker Hughes, a GE Co.	28,318	786,391
Cabot Oil & Gas Corp.	31,572	757,097
Chevron Corp.	127,091	14,493,458
Cimarex Energy Co.	6,285	587,648
Concho Resources Inc. (a)	9,871	1,483,907
ConocoPhillips	78,243	4,639,027
Devon Energy Corp.	35,410	1,125,684
EOG Resources Inc.	38,514	4,054,369
EQT Corp.	15,974	758,925
Exxon Mobil Corp.	281,985	21,038,901
Halliburton Co.	57,834	2,714,728
Helmerich & Payne Inc.	7,029	467,850
Hess Corp.	17,821	902,099
Kinder Morgan Inc.	128,543	1,935,858
Marathon Oil Corp.	56,208	906,635
Marathon Petroleum Corp.	31,512	2,303,842
National-Oilwell Varco Inc.	25,656	944,397
Newfield Exploration Co. (a)	13,150	321,123
Noble Energy Inc.	32,273	977,872
Occidental Petroleum Corp.	50,897	3,306,269
ONEOK Inc.	27,330	1,555,624
Phillips 66	27,865	2,672,811
Pioneer Natural Resources Co.	11,379	1,954,685
Range Resources Corp.	14,976	217,751
Schlumberger Ltd.	91,671	5,938,447
TechnipFMC PLC	29,014	854,462
Valero Energy Corp.	28,957	2,686,341
Williams Companies Inc., The	55,072	1,369,090

		85,868,057

Financials (14.64%)
Affiliated Managers Group Inc.	3,794	719,262
Aflac Inc.	51,234	2,242,000
Allstate Corp., The	23,746	2,251,121
American Express Co.	47,675	4,447,124
American International Group Inc.	59,489	3,237,391
Ameriprise Financial Inc.	9,789	1,448,185
Aon PLC	16,537	2,320,637
Arthur J. Gallagher & Co.	11,624	798,918
Assurant Inc.	3,712	339,314
Bank of America Corp.	636,182	19,079,098

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Bank of New York Mellon Corp.	67,765	$3,491,930
BB&T Corp.	52,207	2,716,852
Berkshire Hathaway Inc. Class B (a)	128,020	25,537,430
BlackRock Inc.	8,169	4,425,311
Brighthouse Financial Inc. (a)	6,540	336,156
Capital One Financial Corp.	32,006	3,066,815
Cboe Global Markets Inc.	7,514	857,347
Charles Schwab Corp., The	79,405	4,146,529
Chubb Ltd.	30,720	4,201,574
Cincinnati Financial Corp.	9,828	729,827
Citigroup Inc.	170,950	11,539,125
Citizens Financial Group Inc.	32,558	1,366,785
CME Group Inc.	22,682	3,668,587
Comerica Inc.	11,569	1,109,814
Discover Financial Services	24,047	1,729,701
E*TRADE Financial Corp. (a)	18,122	1,004,140
Everest Re Group Ltd.	2,625	674,153
Fifth Third Bancorp	46,692	1,482,471
Franklin Resources Inc.	21,406	742,360
Goldman Sachs Group Inc., The	23,449	5,905,865
Hartford Financial Services Group Inc., The	23,606	1,216,181
Huntington Bancshares Inc.	71,556	1,080,496
Intercontinental Exchange Inc.	38,715	2,807,612
Invesco Ltd.	27,355	875,634
JPMorgan Chase & Co.	228,245	25,100,103
KeyCorp	71,165	1,391,276
Leucadia National Corp.	21,472	488,059
Lincoln National Corp.	15,010	1,096,631
Loews Corp.	18,304	910,258
M&T Bank Corp.	9,960	1,836,226
Marsh & McLennan Companies Inc.	34,212	2,825,569
MetLife Inc.	69,637	3,195,642
Moody’s Corp.	11,135	1,796,076
Morgan Stanley	92,122	4,970,903
Nasdaq Inc.	7,668	661,135
Navient Corp.	19,114	250,776
Northern Trust Corp.	14,236	1,468,159
People’s United Financial Inc.	24,114	449,967
PNC Financial Services Group Inc.	31,487	4,762,094
Principal Financial Group Inc.	17,707	1,078,533
Progressive Corp., The	38,320	2,334,838
Prudential Financial Inc.	28,059	2,905,509
Raymond James Financial Inc.	8,573	766,512
Regions Financial Corp.	73,369	1,363,196
S&P Global Inc.	16,875	3,224,138
State Street Corp.	24,540	2,447,374
SunTrust Banks Inc.	30,735	2,091,209
SVB Financial Group (a)	3,471	833,075
Synchrony Financial	47,396	1,589,188
T. Rowe Price Group Inc.	16,287	1,758,507
Torchmark Corp.	7,376	620,838
Travelers Companies Inc., The	18,385	2,552,941
U.S. Bancorp	104,327	5,268,514
Unum Group	14,143	673,348
Wells Fargo & Co.	292,239	15,316,246
Willis Towers Watson PLC	8,585	1,306,551

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
XL Group Ltd.	17,526	$968,487
Zions Bancorporation	12,138	640,037

		220,537,660

Health Care (13.62%)
Abbott Laboratories	115,774	6,937,179
AbbVie Inc.	106,094	10,041,797
Aetna Inc.	21,580	3,647,020
Agilent Technologies Inc.	21,629	1,446,980
Alexion Pharmaceuticals Inc. (a)	14,666	1,634,672
Align Technology Inc. (a)	4,775	1,199,146
Allergan PLC	22,009	3,703,895
AmerisourceBergen Corp.	11,044	952,103
Amgen Inc.	44,528	7,591,133
Anthem Inc.	16,992	3,733,142
Baxter International Inc.	33,173	2,157,572
Becton, Dickinson and Co.	17,617	3,817,604
Biogen Inc. (a)	13,992	3,831,289
Boston Scientific Corp. (a)	91,468	2,498,906
Bristol-Myers Squibb Co.	108,310	6,850,608
Cardinal Health Inc.	21,092	1,322,047
Celgene Corp. (a)	50,094	4,468,886
Centene Corp. (a)	11,274	1,204,852
Cerner Corp. (a)	20,898	1,212,084
Cigna Corp.	16,316	2,736,846
Cooper Companies Inc., The	3,224	737,683
Danaher Corp.	40,645	3,979,552
DaVita Inc. (a)	9,630	635,002
Dentsply Sirona Inc.	15,496	779,604
Edwards Lifesciences Corp. (a)	14,095	1,966,534
Eli Lilly and Co.	64,116	4,960,655
Envision Healthcare Corp. (a)	7,758	298,140
Express Scripts Holding Co. (a)	37,480	2,589,118
Gilead Sciences Inc.	86,918	6,552,748
HCA Healthcare Inc.	18,414	1,786,158
Henry Schein Inc. (a)	10,518	706,915
Hologic Inc. (a)	18,369	686,266
Humana Inc.	9,215	2,477,268
IDEXX Laboratories Inc. (a)	5,949	1,138,579
Illumina Inc. (a)	9,841	2,326,609
Incyte Corp. (a)	11,865	988,710
Intuitive Surgical Inc. (a)	7,496	3,094,574
IQVIA Holdings Inc. (a)	9,635	945,290
Johnson & Johnson	178,177	22,833,383
Laboratory Corp. of America Holdings (a)	6,821	1,103,297
McKesson Corp.	13,733	1,934,568
Medtronic PLC	90,180	7,234,240
Merck & Co. Inc.	179,603	9,782,975
Mettler-Toledo International Inc. (a)	1,716	986,751
Mylan NV (a)	34,286	1,411,555
Nektar Therapeutics (a)	10,700	1,136,982
PerkinElmer Inc.	7,469	565,553
Perrigo Co. PLC	8,836	736,392
Pfizer Inc.	395,331	14,030,297
Quest Diagnostics Inc.	9,198	922,559
Regeneron Pharmaceuticals Inc. (a)	5,065	1,744,183

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
ResMed Inc.	9,462	$931,723
Stryker Corp.	21,298	3,427,274
Thermo Fisher Scientific Inc.	26,536	5,478,623
UnitedHealth Group Inc.	64,267	13,753,138
Universal Health Services Inc. Class B	5,965	706,316
Varian Medical Systems Inc. (a)	6,131	751,967
Vertex Pharmaceuticals Inc. (a)	16,912	2,756,318
Waters Corp. (a)	5,411	1,074,895
Zimmer Biomet Holdings Inc.	13,465	1,468,224
Zoetis Inc.	32,755	2,735,370

		205,143,749

Industrials (10.14%)
3M Co.	39,492	8,669,280
A.O. Smith Corp.	9,829	625,026
Acuity Brands Inc.	2,893	402,677
Alaska Air Group Inc.	8,264	512,037
Allegion PLC	6,309	538,095
American Airlines Group Inc.	27,836	1,446,359
AMETEK Inc.	15,439	1,172,901
Arconic Inc.	28,030	645,811
Boeing Co., The	36,758	12,052,213
Caterpillar Inc.	39,677	5,847,596
CH Robinson Worldwide Inc.	9,499	890,151
Cintas Corp.	5,758	982,200
CSX Corp.	59,143	3,294,857
Cummins Inc.	10,270	1,664,664
Deere & Co.	21,311	3,310,025
Delta Air Lines Inc.	43,407	2,379,138
Dover Corp.	10,345	1,016,086
Eaton Corp. PLC	29,157	2,329,936
Emerson Electric Co.	42,021	2,870,034
Equifax Inc.	7,900	930,699
Expeditors International of Washington Inc.	12,182	771,121
Fastenal Co.	18,969	1,035,518
FedEx Corp.	16,326	3,920,036
Flowserve Corp.	8,630	373,938
Fluor Corp.	9,309	532,661
Fortive Corp.	20,202	1,566,059
Fortune Brands Home & Security Inc.	10,115	595,672
General Dynamics Corp.	18,211	4,022,810
General Electric Co.	577,981	7,791,184
Harris Corp.	7,888	1,272,177
Honeywell International Inc.	50,414	7,285,327
Huntington Ingalls Industries Inc.	3,013	776,631
IHS Markit Ltd. (a)	24,203	1,167,553
Illinois Tool Works Inc.	20,405	3,196,647
Ingersoll-Rand PLC	16,535	1,413,908
J.B. Hunt Transport Services Inc.	5,648	661,663
Jacobs Engineering Group Inc.	8,155	482,368
Johnson Controls International PLC	61,241	2,158,133
Kansas City Southern	7,107	780,704
L3 Technologies Inc.	5,126	1,066,208
Lockheed Martin Corp.	16,613	5,614,031
Masco Corp.	21,700	877,548
Nielsen Holdings PLC	22,236	706,882

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Norfolk Southern Corp.	18,936	$2,571,130
Northrop Grumman Corp.	11,600	4,049,792
PACCAR Inc.	23,598	1,561,480
Parker Hannifin Corp.	8,849	1,513,444
Pentair PLC	11,031	751,542
Quanta Services Inc. (a)	9,992	343,225
Raytheon Co.	19,355	4,177,196
Republic Services Inc.	15,430	1,021,929
Robert Half International Inc.	8,311	481,124
Rockwell Automation Inc.	8,518	1,483,836
Rockwell Collins Inc.	10,795	1,455,706
Roper Technologies Inc.	6,833	1,917,955
Snap-on Inc.	3,865	570,242
Southwest Airlines Co.	35,799	2,050,567
Stanley Black & Decker Inc.	10,264	1,572,445
Stericycle Inc. (a)	5,660	331,280
Textron Inc.	17,604	1,038,108
TransDigm Group Inc.	3,315	1,017,506
Union Pacific Corp.	52,092	7,002,728
United Continental Holdings Inc. (a)	16,035	1,113,951
United Parcel Service Inc. Class B	45,743	4,787,462
United Rentals Inc. (a)	5,593	966,079
United Technologies Corp.	49,147	6,183,676
Verisk Analytics Inc. (a)	10,406	1,082,224
W.W. Grainger Inc.	3,365	949,839
Waste Management Inc.	26,931	2,265,436
Xylem Inc.	11,789	906,810

		152,815,276

Information Technology (24.70%)
Accenture PLC Class A	40,896	6,277,533
Activision Blizzard Inc.	50,297	3,393,036
Adobe Systems Inc. (a)	32,621	7,048,746
Advanced Micro Devices Inc. (a)	54,390	546,620
Akamai Technologies Inc. (a)	11,468	813,999
Alliance Data Systems Corp.	3,216	684,558
Alphabet Inc. Class A (a)	19,865	20,602,786
Alphabet Inc. Class C (a)	20,233	20,876,207
Amphenol Corp. Class A	20,431	1,759,722
Analog Devices Inc.	24,568	2,238,882
ANSYS Inc. (a)	5,758	902,221
Apple Inc.	337,642	56,649,575
Applied Materials Inc.	70,576	3,924,731
Autodesk Inc. (a)	14,604	1,833,970
Automatic Data Processing Inc.	29,348	3,330,411
Broadcom Ltd.	27,308	6,435,130
CA Inc.	20,802	705,188
Cadence Design Systems Inc. (a)	18,669	686,459
Cisco Systems Inc.	320,448	13,744,015
Citrix Systems Inc. (a)	8,336	773,581
Cognizant Technology Solutions Corp. Class A	39,389	3,170,815
Corning Inc.	57,511	1,603,407
CSRA Inc.	10,862	447,840
DXC Technology Co.	18,875	1,897,504
eBay Inc. (a)	62,465	2,513,592
Electronic Arts Inc. (a)	20,563	2,493,058

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
F5 Networks Inc. (a)	3,970	$574,102
Facebook Inc. Class A (a)	159,319	25,457,583
Fidelity National Information Services Inc.	22,087	2,126,978
Fiserv Inc. (a)	27,582	1,966,872
FLIR Systems Inc.	8,712	435,687
Gartner Inc. (a)	5,986	704,073
Global Payments Inc.	10,555	1,177,094
Hewlett Packard Enterprise Co.	103,061	1,807,690
HP Inc.	109,011	2,389,521
Intel Corp.	311,311	16,213,077
International Business Machines Corp.	57,008	8,746,737
Intuit Inc.	16,223	2,812,257
IPG Photonics Corp. (a)	2,491	581,350
Juniper Networks Inc.	22,714	552,632
KLA-Tencor Corp.	10,376	1,131,088
Lam Research Corp.	10,826	2,199,410
Mastercard Inc. Class A	61,465	10,766,209
Microchip Technology Inc.	15,395	1,406,487
Micron Technology Inc. (a)	77,109	4,020,463
Microsoft Corp.	512,137	46,742,744
Motorola Solutions Inc.	10,599	1,116,075
NetApp Inc.	17,793	1,097,650
NVIDIA Corp.	40,293	9,331,456
Oracle Corp.	201,614	9,223,841
Paychex Inc.	21,086	1,298,687
PayPal Holdings Inc. (a)	74,931	5,685,015
Qorvo Inc. (a)	8,280	583,326
QUALCOMM Inc.	98,512	5,458,550
Red Hat Inc. (a)	11,987	1,792,176
salesforce.com inc. (a)	45,409	5,281,067
Seagate Technology PLC	19,024	1,113,284
Skyworks Solutions Inc.	12,278	1,230,992
Symantec Corp.	40,556	1,048,373
Synopsys Inc. (a)	10,039	835,646
Take-Two Interactive Software Inc. (a)	7,562	739,412
TE Connectivity Ltd.	23,647	2,362,335
Texas Instruments Inc.	65,220	6,775,706
Total System Services Inc.	10,953	944,806
VeriSign Inc. (a)	5,835	691,798
Visa Inc. Class A	120,274	14,387,176
Western Digital Corp.	19,492	1,798,527
Western Union Co.	31,454	604,860
Xerox Corp.	14,084	405,338
Xilinx Inc.	16,976	1,226,346

		372,198,082

Materials (2.84%)
Air Products & Chemicals Inc.	14,532	2,311,023
Albemarle Corp.	7,404	686,647
Avery Dennison Corp.	6,014	638,988
Ball Corp.	22,950	911,345
CF Industries Holdings Inc.	15,055	568,025
DowDuPont Inc.	155,453	9,903,911
Eastman Chemical Co.	9,827	1,037,535
Ecolab Inc.	17,480	2,395,984
FMC Corp.	8,823	675,577

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Freeport-McMoRan Inc. (a)	88,214	$1,549,920
International Flavors & Fragrances Inc.	5,337	730,689
International Paper Co.	27,580	1,473,599
LyondellBasell Industries NV Class A	21,405	2,262,080
Martin Marietta Materials Inc.	4,138	857,807
Monsanto Co.	29,190	3,406,181
Mosaic Co., The	23,435	569,002
Newmont Mining Corp.	35,909	1,402,965
Nucor Corp.	21,294	1,300,850
Packaging Corporation of America	6,287	708,545
PPG Industries Inc.	17,184	1,917,734
Praxair Inc.	19,083	2,753,677
Sealed Air Corp.	10,853	464,400
Sherwin-Williams Co., The	5,427	2,128,035
Vulcan Materials Co.	8,735	997,275
WestRock Co.	16,769	1,076,067

		42,727,861

Real Estate (2.76%)
Alexandria Real Estate Equities Inc.	6,732	840,758
American Tower Corp.	29,377	4,269,653
Apartment Investment and Management Co.	10,870	442,953
AvalonBay Communities Inc.	9,090	1,494,941
Boston Properties Inc.	10,319	1,271,507
CBRE Group Inc. Class A (a)	20,180	952,900
Crown Castle International Corp.	27,692	3,035,320
Digital Realty Trust Inc.	13,633	1,436,646
Duke Realty Corp.	23,714	627,947
Equinix Inc.	5,295	2,214,051
Equity Residential	24,628	1,517,577
Essex Property Trust Inc.	4,429	1,065,972
Extra Space Storage Inc.	8,199	716,265
Federal Realty Investment Trust	4,718	547,807
GGP Inc.	41,317	845,346
HCP Inc.	30,967	719,363
Host Hotels & Resorts Inc.	49,437	921,506
Iron Mountain Inc.	19,109	627,922
Kimco Realty Corp.	27,902	401,789
Macerich Co., The	7,173	401,831
Mid-America Apartment Communities Inc.	7,506	684,847
Prologis Inc.	35,501	2,236,208
Public Storage	9,993	2,002,497
Realty Income Corp.	18,419	952,815
Regency Centers Corp.	9,684	571,162
SBA Communications Corp. (a)	7,779	1,329,587
Simon Property Group Inc.	20,570	3,174,980
SL Green Realty Corp.	6,503	629,685
UDR Inc.	17,327	617,188
Ventas Inc.	23,709	1,174,307
Vornado Realty Trust	11,372	765,336
Welltower Inc.	24,502	1,333,644
Weyerhaeuser Co.	50,324	1,761,340

		41,585,650

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (1.91%)
AT&T Inc.	408,484	$14,562,455
CenturyLink Inc.	64,463	1,059,127
Verizon Communications Inc.	274,696	13,135,963

		28,757,545

Utilities (2.83%)
AES Corp., The	43,622	495,980
Alliant Energy Corp.	14,983	612,205
Ameren Corp.	15,960	903,815
American Electric Power Company Inc.	32,562	2,233,428
American Water Works Co. Inc.	11,732	963,549
CenterPoint Energy Inc.	28,694	786,216
CMS Energy Corp.	19,007	860,827
Consolidated Edison Inc.	20,509	1,598,471
Dominion Energy Inc.	44,355	2,990,858
DTE Energy Co.	12,147	1,268,147
Duke Energy Corp.	46,514	3,603,440
Edison International	21,892	1,393,645
Entergy Corp.	11,767	927,004
Eversource Energy	20,847	1,228,305
Exelon Corp.	63,535	2,478,500
FirstEnergy Corp.	29,833	1,014,620
NextEra Energy Inc.	31,260	5,105,696
NiSource Inc.	21,323	509,833
NRG Energy Inc.	19,906	607,730
PG&E Corp.	33,803	1,484,966
Pinnacle West Capital Corp.	7,461	595,388
PPL Corp.	45,619	1,290,562
Public Service Enterprise Group Inc.	33,890	1,702,634
SCANA Corp.	9,482	356,049
Sempra Energy	16,778	1,866,049
Southern Co.	66,563	2,972,704
WEC Energy Group Inc.	21,204	1,329,491
Xcel Energy Inc.	33,996	1,546,138

		42,726,250

Total Common Stocks
(cost $737,144,289)		1,496,468,173

12	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Short-term Investments (0.54%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.58% (b)	8,047,503	$8,047,503

Total Short-term Investments
(cost $8,047,503)		8,047,503

TOTAL INVESTMENTS (99.87%)
(cost $745,191,792)		1,504,515,676
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.13%) (c)		2,001,239

NET ASSETS (100.00%)		$1,506,516,915

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of March 31, 2018.

(c)	At March 31, 2018, cash in the amount of $452,000 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS
Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	77	June 2018	$10,659,294	$10,175,550	$(483,744)

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (98.98%)
Consumer Discretionary (12.01%)
1-800-FLOWERS.COM Inc. (a)	6,934	$81,821
Aaron’s Inc.	15,802	736,373
Abercrombie & Fitch Co. Class A	17,134	414,814
Acushnet Holdings Corp.	7,848	181,210
Adtalem Global Education Inc. (a)	15,031	714,724
AMC Entertainment Holdings Inc. Class A	13,243	186,064
American Axle & Manufacturing Holdings Inc. (a)	24,491	372,753
American Eagle Outfitters Inc.	40,332	803,817
American Outdoor Brands Corp. (a)	13,386	138,144
American Public Education Inc. (a)	3,946	169,678
America’s Car-Mart Inc. (a)	1,755	88,540
Asbury Automotive Group Inc. (a)	4,578	309,015
Ascena Retail Group Inc. (a)	44,720	89,887
Ascent Capital Group LLC Class A (a)	2,627	9,667
At Home Group Inc. (a)	2,683	85,963
AV Homes Inc. (a)	2,684	49,788
Barnes & Noble Education Inc. (a)	10,293	70,919
Barnes & Noble Inc.	13,920	68,904
Bassett Furniture Industries Inc.	2,600	78,910
Beasley Broadcast Group Inc. Class A	1,325	14,973
Beazer Homes USA Inc. (a)	7,706	122,911
Belmond Ltd. Class A (a)	22,197	247,497
Big 5 Sporting Goods Corp.	5,444	39,469
Big Lots Inc.	10,646	463,420
Biglari Holdings Inc. (a)	264	107,820
BJ’s Restaurants Inc.	5,071	227,688
Bloomin’ Brands Inc.	22,582	548,291
Bluegreen Vacations Corp.	1,560	33,025
Bojangles’ Inc. (a)	4,496	62,270
Boot Barn Holdings Inc (a)	4,872	86,381
Boyd Gaming Corp.	20,969	668,072
Bridgepoint Education Inc. (a)	6,274	42,287
Brinker International Inc.	11,755	424,356
Buckle Inc., The	7,478	165,638
Build-A-Bear Workshop Inc. (a)	3,700	33,855
Caesars Entertainment Corp. (a)	34,117	383,816
Caleres Inc.	10,464	351,590
Callaway Golf Co.	23,072	377,458
Cambium Learning Group Inc. (a)	3,100	34,720
Camping World Holdings Inc. Class A	8,084	260,709
Capella Education Co.	2,805	245,017
Career Education Corp. (a)	16,995	223,314
Carriage Services Inc.	3,696	102,231
Carrols Restaurant Group Inc. (a)	8,700	97,440
Carvana Co. (a)	3,813	87,432
Cato Corp. Class A	5,575	82,176
Cavco Industries Inc. (a)	2,134	370,783
Central European Media Enterprises Ltd. Class A (a)	19,051	80,014
Century Casinos Inc. (a)	5,863	43,738
Century Communities Inc. (a)	5,019	150,319
Cheesecake Factory Inc., The	10,613	511,759
Chegg Inc. (a)	24,386	503,815
Chico’s FAS Inc.	31,959	288,909
Children’s Place Inc., The	4,284	579,411

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Churchill Downs Inc.	3,380	$824,889
Chuy’s Holdings Inc. (a)	4,277	112,057
Citi Trends Inc.	3,197	98,819
Clarus Corp. (a)	5,071	34,229
Clear Channel Outdoor Holdings Inc. Class A	9,937	48,691
Cogint Inc. (a)	3,642	9,105
Collectors Universe Inc.	2,144	33,682
Columbia Sportswear Co.	7,206	550,755
Conn’s Inc. (a)	4,833	164,322
Container Store Group Inc., The (a)	3,526	19,181
Cooper Tire & Rubber Co.	12,960	379,728
Cooper-Standard Holdings Inc. (a)	4,344	533,487
Core-Mark Holding Company Inc.	11,566	245,893
Cracker Barrel Old Country Store Inc.	4,759	757,633
Crocs Inc. (a)	17,512	284,570
CSS Industries Inc.	2,418	42,315
Culp Inc.	2,899	88,564
Daily Journal Corp. (a)	305	69,689
Dana Inc.	36,233	933,362
Dave & Buster’s Entertainment Inc. (a)	10,276	428,920
Deckers Outdoor Corp. (a)	7,890	710,337
Del Frisco’s Restaurant Group Inc. (a)	5,162	78,721
Del Taco Restaurants Inc. (a)	8,599	89,086
Delta Apparel Inc. (a)	1,816	32,724
Denny’s Corp. (a)	15,922	245,676
Dillard’s Inc. Class A	3,360	269,942
Dine Brands Global Inc.	4,306	282,387
Dorman Products Inc. (a)	6,794	449,831
Drive Shack Inc. (a)	16,191	77,393
DSW Inc. Class A	16,540	371,488
Duluth Holdings Inc. (a)	2,470	46,263
E.W. Scripps Co. Class A, The	14,343	171,973
El Pollo Loco Holdings Inc. (a)	5,328	50,616
Eldorado Resorts Inc. (a)	11,689	385,737
Emerald Expositions Events Inc.	4,333	84,407
Empire Resorts Inc. (a)	740	12,765
Entercom Communications Corp. Class A	31,606	304,998
Entravision Communications Corp. Class A	16,849	79,190
Eros International PLC (a)	7,593	82,764
Escalade Inc.	2,500	34,250
Ethan Allen Interiors Inc.	6,422	147,385
Express Inc. (a)	19,914	142,584
Fiesta Restaurant Group Inc. (a)	6,226	115,181
Finish Line Inc. Class A, The	9,417	127,506
Five Below Inc. (a)	13,537	992,804
Flexsteel Industries Inc.	1,953	77,300
Fogo De Chao Inc. (a)	2,433	38,320
Fossil Group Inc. (a)	11,188	142,088
Fox Factory Holding Corp. (a)	8,783	306,527
Francesca’s Holdings Corp. (a)	10,214	49,027
Fred’s Inc. Class A	9,340	27,927
FTD Companies Inc. (a)	4,651	16,930
Funko Inc. Class A (a)	2,178	17,881
Gaia Inc. (a)	2,106	32,643

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gannett Co. Inc.	28,706	$286,486
Genesco Inc. (a)	4,750	192,850
Gentherm Inc. (a)	9,200	312,340
G-III Apparel Group Ltd. (a)	10,708	403,477
Global Eagle Entertainment Inc. (a)	12,014	17,661
GNC Holdings Inc. Class A (a)	18,241	70,410
Golden Entertainment Inc. (a)	4,456	103,513
GoPro Inc. Class A (a)	26,911	128,904
Grand Canyon Education Inc. (a)	11,736	1,231,341
Gray Television Inc. (a)	20,006	254,076
Green Brick Partners Inc. (a)	6,407	69,836
Group 1 Automotive Inc.	4,996	326,439
Groupon Inc. (a)	85,049	369,113
Guess? Inc.	14,923	309,503
Habit Restaurants Inc., The Class A (a)	5,244	46,147
Hamilton Beach Brands Holding Co. Class A	684	14,514
Haverty Furniture Companies Inc.	5,035	101,455
Helen of Troy Ltd. (a)	6,755	587,685
Hemisphere Media Group Inc. (a)	4,149	46,676
Hibbett Sports Inc. (a)	4,664	111,703
Hooker Furniture Corp.	2,963	108,742
Horizon Global Corp. (a)	6,029	49,679
Houghton Mifflin Harcourt Co. (a)	25,547	177,552
Hovnanian Enterprises Inc. Class A (a)	29,924	54,761
Hudson Ltd. Class A (a)	9,793	155,807
Iconix Brand Group Inc. (a)	13,474	14,956
ILG Inc.	26,596	827,402
IMAX Corp. (a)	14,231	273,235
Inspired Entertainment Inc. (a)	2,901	15,956
Installed Building Products Inc. (a)	5,404	324,510
International Speedway Corp. Class A	6,071	267,731
iRobot Corp. (a)	6,790	435,850
J. Alexander’s Holdings Inc. (a)	3,368	38,564
J.C. Penney Company Inc. (a)	76,459	230,906
J.Jill Inc. (a)	3,069	13,565
Jack in the Box Inc.	7,322	624,786
Johnson Outdoors Inc. Class A	1,230	76,260
K12 Inc. (a)	9,299	131,860
KB Home	21,094	600,124
Kirkland’s Inc. (a)	3,634	35,213
La Quinta Holdings Inc. (a)	20,215	382,266
Lands’ End Inc. (a)	3,474	81,118
Laureate Education Inc. Class A (a)	13,884	190,905
La-Z-Boy Inc.	11,660	349,217
LCI Industries	6,039	628,962
LGI Homes Inc. (a)	4,275	301,687
Libbey Inc.	5,817	28,445
Liberty Media Corp. - Liberty Braves Class A (a)	2,235	50,802
Liberty Media Corp. - Liberty Braves Class C (a)	8,597	196,184
Liberty Tax Inc.	1,400	14,140
Liberty TripAdvisor Holdings Inc. Class A (a)	17,670	189,953
Lifetime Brands Inc.	2,981	36,964
Lindblad Expeditions Holdings Inc. (a)	5,201	53,414
Lithia Motors Inc. Class A	5,919	594,978

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Loral Space & Communications Inc. (a)	3,164	$131,781
Lumber Liquidators Holdings Inc. (a)	7,074	169,210
M.D.C. Holdings Inc.	11,283	315,021
M/I Homes Inc. (a)	6,682	212,822
Malibu Boats Inc. Class A (a)	4,996	165,917
Marcus Corp., The	4,843	146,985
Marine Products Corp.	1,843	25,820
MarineMax Inc. (a)	5,420	105,419
Marriott Vacations Worldwide Corp.	5,359	713,819
MCBC Holdings Inc. (a)	4,827	121,640
MDC Partners Inc. Class A (a)	14,132	101,750
Meredith Corp.	9,858	530,360
Meritage Homes Corp. (a)	9,580	433,495
Modine Manufacturing Co. (a)	12,520	264,798
Monarch Casino & Resort Inc. (a)	2,745	116,086
Monro Inc.	7,849	420,706
Motorcar Parts of America Inc. (a)	4,777	102,371
Movado Group Inc.	3,817	146,573
MSG Networks Inc. Class A (a)	15,007	339,158
Nathan’s Famous Inc.	743	54,908
National CineMedia Inc.	15,441	80,139
National Vision Holdings Inc. (a)	7,605	245,718
Nautilus Inc. (a)	8,074	108,595
New Home Company Inc., The (a)	3,241	35,910
New Media Investment Group Inc.	12,866	220,523
New York Times Co. Class A, The	31,474	758,523
Nexstar Media Group Inc.	11,027	733,296
Noodles & Company (a)	3,429	25,889
NutriSystem Inc.	7,358	198,298
Office Depot Inc.	127,012	273,076
Ollie’s Bargain Outlet Holdings Inc. (a)	11,726	707,078
Overstock.com Inc. (a)	4,133	149,821
Oxford Industries Inc.	4,107	306,218
Papa John’s International Inc.	6,559	375,831
Party City Holdco Inc. (a)	8,496	132,538
Penn National Gaming Inc. (a)	20,834	547,101
Perry Ellis International Inc. (a)	3,140	81,012
PetMed Express Inc.	4,867	203,197
PICO Holdings Inc.	5,707	65,345
Pier 1 Imports Inc.	18,604	59,905
Pinnacle Entertainment Inc. (a)	13,155	396,623
Planet Fitness Inc. Class A (a)	21,646	817,569
PlayAGS Inc. (a)	2,495	58,034
Potbelly Corp. (a)	6,054	72,951
RCI Hospitality Holdings Inc.	2,323	65,950
Reading International Inc. Class A (a)	4,300	71,595
Red Lion Hotels Corp. (a)	4,827	47,063
Red Robin Gourmet Burgers Inc. (a)	3,204	185,832
Red Rock Resorts Inc. Class A	17,144	501,976
Regis Corp. (a)	8,865	134,127
Rent-A-Center Inc.	11,371	98,132
RH (a)	4,978	474,304
Ruth’s Hospitality Group Inc.	7,254	177,360
Saga Communications Inc. Class A	896	33,376
Salem Media Group Inc.	2,419	8,708
Scholastic Corp.	7,110	276,152
Scientific Games Corp. Class A (a)	13,323	554,237

See accompanying notes to schedules of investments.	15

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Sears Holdings Corp. (a)	2,769	$7,393
SeaWorld Entertainment Inc. (a)	17,073	253,193
Sequential Brands Group Inc. (a)	11,050	23,039
Shake Shack Inc. Class A (a)	5,496	228,798
Shiloh Industries Inc. (a)	3,906	33,982
Shoe Carnival Inc.	2,992	71,210
Shutterfly Inc. (a)	8,067	655,444
Sinclair Broadcast Group Inc. Class A	17,813	557,547
Sleep Number Corp. (a)	9,676	340,111
Sonic Automotive Inc.	6,213	117,736
Sonic Corp.	9,229	232,848
Sotheby’s (a)	9,499	487,394
Speedway Motorsports Inc.	2,854	50,858
Sportsman’s Warehouse Holdings Inc. (a)	9,580	39,086
Standard Motor Products Inc.	5,285	251,407
Steven Madden Ltd.	14,705	645,550
Stoneridge Inc. (a)	6,525	180,090
Strayer Education Inc.	2,613	264,044
Sturm, Ruger & Company Inc.	4,192	220,080
Superior Industries International Inc.	6,389	84,974
Superior Uniform Group Inc.	2,227	58,503
Tailored Brands Inc.	12,186	305,381
Taylor Morrison Home Corp. Class A (a)	27,578	642,016
Tenneco Inc.	12,782	701,348
Texas Roadhouse Inc. Class A	16,632	960,997
Tile Shop Holdings Inc., The	9,921	59,526
Tilly’s Inc. Class A	3,717	42,002
TopBuild Corp. (a)	8,869	678,656
Tower International Inc.	4,873	135,226
Townsquare Media Inc.	2,368	18,778
TRI Pointe Group Inc. (a)	37,498	616,092
tronc Inc. (a)	5,282	86,730
Unifi Inc. (a)	3,816	138,330
Universal Electronics Inc. (a)	3,511	182,748
Vera Bradley Inc. (a)	4,489	47,628
Vista Outdoor Inc. (a)	14,253	232,609
Vitamin Shoppe Inc. (a)	6,309	27,444
VOXX International Corp. (a)	5,181	25,646
Weight Watchers International Inc. (a)	6,915	440,624
Weyco Group Inc.	1,700	57,120
WideOpenWest Inc. (a)	6,561	46,911
William Lyon Homes Class A (a)	8,002	219,975
Wingstop Inc.	7,181	339,159
Winmark Corp.	497	65,008
Winnebago Industries Inc.	7,903	297,153
Wolverine World Wide Inc.	23,232	671,405
World Wrestling Entertainment Inc.	10,531	379,222
Zagg Inc. (a)	7,200	87,840
Zoe’s Kitchen Inc. (a)	5,000	72,200
Zumiez Inc. (a)	4,699	112,306

		63,402,768

Consumer Staples (2.31%)
Alico Inc.	885	24,072

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Andersons Inc., The	6,723	$222,531
B&G Foods Inc. Class A	16,377	388,135
Boston Beer Co. Inc. (a)	2,105	397,950
Calavo Growers Inc.	3,967	365,757
Cal-Maine Foods Inc. (a)	7,079	309,352
Castle Brands Inc. (a)	22,223	27,557
Central Garden & Pet Co. (a)	2,813	120,959
Central Garden & Pet Co. Class A (a)	8,826	349,598
Chefs’ Warehouse Inc., The (a)	5,268	121,164
Coca-Cola Bottling Co. Consolidated	1,159	200,125
Craft Brew Alliance Inc. (a)	3,416	63,538
Darling Ingredients Inc. (a)	41,283	714,196
Dean Foods Co.	22,439	193,424
e.l.f. Beauty Inc. (a)	5,375	104,114
Farmer Brothers Co. (a)	2,031	61,336
Fresh Del Monte Produce Inc.	8,146	368,525
Freshpet Inc. (a)	5,899	97,039
Hostess Brands Inc. (a)	20,020	296,096
HRG Group Inc. (a)	29,985	494,453
Ingles Markets Inc. Class A	3,588	121,454
Inter Parfums Inc.	4,272	201,425
J&J Snack Foods Corp.	3,727	508,959
John B. Sanfilippo & Son Inc.	2,104	121,758
Lancaster Colony Corp.	4,655	573,217
Landec Corp. (a)	6,700	87,435
Lifeway Foods Inc. (a)	1,100	6,589
Limoneira Co.	2,967	70,407
Medifast Inc.	2,639	246,615
MGP Ingredients Inc.	3,195	286,240
National Beverage Corp.	2,912	259,226
Natural Grocers by Vitamin Cottage Inc. (a)	2,202	15,766
Natural Health Trends Corp.	1,900	36,119
Nature’s Sunshine Products Inc.	2,686	29,546
Oil-Dri Corporation of America	1,200	48,228
Orchids Paper Products Co. (a)	2,400	19,560
Performance Food Group Co. (a)	25,264	754,130
PriceSmart Inc.	5,481	457,938
Primo Water Corp. (a)	6,052	70,869
Revlon Inc. Class A (a)	2,740	56,444
Sanderson Farms Inc.	5,025	598,076
Seneca Foods Corp. Class A (a)	1,805	49,999
Smart & Final Stores Inc. (a)	5,816	32,279
SpartanNash Co.	8,984	154,615
SUPERVALU Inc. (a)	9,395	143,086
Tootsie Roll Industries Inc.	4,329	127,492
Turning Point Brands Inc.	1,571	30,540
United Natural Foods Inc. (a)	12,653	543,320
Universal Corp.	6,278	304,483
USANA Health Sciences Inc. (a)	2,811	241,465
Vector Group Ltd.	24,420	497,924
Village Super Market Inc. Class A	1,928	50,841
WD-40 Co.	3,456	455,155
Weis Markets Inc.	2,444	100,152

		12,221,273

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (3.62%)
Abraxas Petroleum Corp. (a)	38,498	$85,466
Adams Resources & Energy Inc.	500	21,750
Approach Resources Inc. (a)	11,105	28,984
Arch Coal Inc. Class A	4,773	438,543
Archrock Inc.	17,179	150,316
Ardmore Shipping Corp. (a)	8,572	65,147
Basic Energy Services Inc. (a)	4,490	64,836
Bonanza Creek Energy Inc. (a)	5,262	145,810
Bristow Group Inc.	7,975	103,675
C&J Energy Services Inc. (a)	12,505	322,879
Cactus Inc. Class A (a)	5,692	153,286
California Resources Corp. (a)	10,403	178,411
Callon Petroleum Co. (a)	50,271	665,588
CARBO Ceramics Inc. (a)	6,179	44,798
Carrizo Oil & Gas Inc. (a)	19,407	310,512
Clean Energy Fuels Corp. (a)	35,633	58,794
Cloud Peak Energy Inc. (a)	19,597	57,027
Contango Oil & Gas Co. (a)	6,309	22,397
CVR Energy Inc.	4,026	121,666
Delek US Holdings Inc.	19,951	812,006
Denbury Resources Inc. (a)	99,128	271,611
DHT Holdings Inc.	20,681	70,315
Diamond Offshore Drilling Inc. (a)	16,069	235,572
Dorian LPG Ltd. (a)	6,031	45,172
Dril-Quip Inc. (a)	9,450	423,360
Earthstone Energy Inc. Class A (a)	4,678	47,341
Eclipse Resources Corp. (a)	22,688	32,671
Energy XXI Gulf Coast Inc. (a)	7,869	30,217
Ensco PLC Class A	106,971	469,603
EP Energy Corp. Class A (a)	9,811	13,147
Era Group Inc. (a)	5,000	46,750
Evolution Petroleum Corp.	6,708	53,999
Exterran Corp. (a)	8,198	218,887
Fairmount Santrol Holdings Inc. (a)	37,989	161,453
Forum Energy Technologies Inc. (a)	19,823	218,053
Frank’s International NV	12,851	69,781
Frontline Ltd.	19,281	85,415
FTS International Inc. (a)	5,524	101,586
GasLog Ltd.	10,215	168,037
Gastar Exploration Inc. (a)	46,132	31,494
Gener8 Maritime Inc. (a)	12,561	70,970
Geospace Technologies Corp. (a)	3,300	32,571
Golar LNG Ltd.	23,988	656,312
Green Plains Inc.	9,600	161,280
Gulf Island Fabrication Inc.	3,453	24,516
Halcon Resources Corp. (a)	34,586	168,434
Hallador Energy Co.	3,987	27,391
Helix Energy Solutions Group Inc. (a)	35,617	206,222
HighPoint Resources Corp. (a)	24,543	124,678
Independence Contract Drilling Inc. (a)	7,450	28,161
International Seaways Inc. (a)	7,635	134,376
Isramco Inc. (a)	222	23,044
Jagged Peak Energy Inc. (a)	14,225	200,999
Jones Energy Inc. Class A (a)	12,746	10,197
Keane Group Inc. (a)	13,250	196,100
Key Energy Services Inc. (a)	2,652	31,081
Liberty Oilfield Services Inc. Class A (a)	3,634	61,378

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Lilis Energy Inc. (a)	10,828	$42,987
Mammoth Energy Services Inc. (a)	2,107	67,550
Matador Resources Co. (a)	24,337	727,920
Matrix Service Co. (a)	6,700	91,790
McDermott International Inc. (a)	71,181	433,492
Midstates Petroleum Company Inc. (a)	3,236	43,136
NACCO Industries Inc. Class A	1,148	37,712
Natural Gas Services Group (a)	3,100	73,935
Navios Maritime Acquisition Corp.	20,400	17,136
NCS Multistage Holdings Inc. (a)	2,879	43,185
Newpark Resources Inc. (a)	20,863	168,990
Nine Energy Service Inc. (a)	1,929	46,971
Noble Corp. PLC (a)	61,016	226,369
Nordic American Tankers Ltd.	33,789	65,551
Oasis Petroleum Inc. (a)	66,384	537,710
Oil States International Inc. (a)	12,500	327,500
Overseas Shipholding Group Inc. Class A (a)	10,678	30,326
Pacific Ethanol Inc. (a)	10,819	32,457
Panhandle Oil & Gas Inc.	4,126	79,632
Par Pacific Holdings Inc. (a)	8,058	138,356
Parker Drilling Co. (a)	39,338	24,980
PDC Energy Inc. (a)	16,442	806,151
Peabody Energy Corp.	16,635	607,178
Penn Virginia Corp. (a)	3,502	122,710
PHI Inc. (a)	3,200	32,768
Pioneer Energy Services Corp. (a)	18,501	49,953
ProPetro Holding Corp. (a)	14,148	224,812
Ranger Energy Services Inc. (a)	1,116	9,084
Renewable Energy Group Inc. (a)	9,454	121,011
Resolute Energy Corp. (a)	5,362	185,793
REX American Resources Corp. (a)	1,511	110,001
RigNet Inc. (a)	3,601	48,974
Ring Energy Inc. (a)	12,284	176,275
Rowan Companies PLC Class A (a)	29,096	335,768
Sanchez Energy Corp. (a)	13,805	43,210
SandRidge Energy Inc. (a)	8,445	122,537
Scorpio Tankers Inc.	66,397	130,138
SEACOR Holdings Inc. (a)	4,005	204,656
SEACOR Marine Holdings Inc. (a)	4,256	80,949
Select Energy Services Inc. Class A (a)	6,529	82,396
SemGroup Corp. Class A	16,448	351,987
Ship Finance International Ltd.	14,860	212,498
SilverBow Resources Inc. (a)	1,579	45,949
Smart Sand Inc. (a)	5,612	32,662
Solaris Oilfield Infrastructure Inc. Class A (a)	4,725	78,246
SRC Energy Inc. (a)	60,934	574,608
Stone Energy Corp. (a)	4,754	176,373
Superior Energy Services Inc. (a)	37,755	318,275
Teekay Corp.	15,497	125,371
Teekay Tankers Ltd. Class A	46,089	54,846
Tellurian Inc. (a)	15,721	113,348
TETRA Technologies Inc. (a)	28,359	106,346
Ultra Petroleum Corp. (a)	49,058	204,572
Unit Corp. (a)	12,840	253,718
Uranium Energy Corp. (a)	34,861	45,668

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
US Silica Holdings Inc.	20,334	$518,923
W&T Offshore Inc. (a)	24,814	109,926
Westmoreland Coal Co. (a)	4,969	2,037
WildHorse Resource Development Corp. (a)	12,046	229,958

		19,111,425

Financials (17.79%)
1st Source Corp.	4,179	211,541
Access National Corp.	3,602	102,765
ACNB Corp.	1,429	41,798
AG Mortgage Investment Trust Inc.	6,671	115,875
Allegiance Bancshares Inc. (a)	2,812	110,090
Ambac Financial Group Inc. (a)	3,096	48,545
American Equity Investment Life Holding Co.	21,333	626,337
American National Bankshares Inc.	2,300	86,480
Ameris Bancorp	9,055	479,009
Amerisafe Inc.	4,846	267,742
Ames National Corp.	2,200	60,500
AmTrust Financial Services Inc.	21,308	262,301
Anworth Mortgage Asset Corp.	26,288	126,182
Apollo Commercial Real Estate Finance Inc.	26,728	480,569
Ares Commercial Real Estate Corp.	6,843	84,511
Argo Group International Holdings Ltd.	8,166	468,728
Arlington Asset Investment Corp. Class A	5,483	60,532
ARMOUR Residential REIT Inc.	10,049	233,941
Arrow Financial Corp.	3,104	105,381
Artisan Partners Asset Management Inc. Class A	11,637	387,512
Associated Capital Group Inc. Class A	1,008	37,750
Atlantic Capital Bankshares Inc. (a)	5,456	98,754
Atlas Financial Holdings Inc. (a)	2,704	27,986
B. Riley Financial Inc.	5,347	104,267
Baldwin & Lyons Inc.	2,401	52,822
Banc of California Inc.	10,724	206,973
BancFirst Corp.	4,142	219,940
Banco Latinoamericano de Comercio Exterior SA	8,017	228,485
Bancorp Inc., The (a)	12,460	134,568
BancorpSouth Bank	21,319	677,944
Bank of Commerce Holdings	3,859	44,957
Bank of Marin Bancorp	1,500	103,425
Bank of N.T. Butterfield & Son Ltd., The	13,557	608,438
BankFinancial Corp.	3,724	63,234
Bankwell Financial Group Inc.	1,510	48,743
Banner Corp.	8,184	454,130
Bar Harbor Bankshares	3,973	110,132
BCB Bancorp Inc.	3,166	49,548
Bear State Financial Inc.	4,489	46,012
Beneficial Bancorp Inc.	17,390	270,415
Berkshire Hills Bancorp Inc.	10,139	384,775
Blue Capital Reinsurance Holdings Ltd.	1,924	23,473

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Blue Hills Bancorp Inc.	5,968	$124,433
BofI Holding Inc. (a)	14,793	599,560
Boston Private Financial Holdings Inc.	21,890	329,445
Bridge Bancorp Inc.	4,997	167,649
BrightSphere Investment Group PLC	18,894	297,769
Brookline Bancorp Inc.	18,945	306,909
Bryn Mawr Bank Corp.	4,460	196,017
BSB Bancorp Inc. (a)	2,276	69,646
Byline Bancorp Inc. (a)	3,952	90,619
C&F Financial Corp.	801	42,133
Cadence BanCorporation	7,115	193,741
Camden National Corp.	3,939	175,286
Cannae Holdings Inc. (a)	15,805	298,082
Capital City Bank Group Inc.	2,998	74,201
Capitol Federal Financial Inc.	32,046	395,768
Capstar Financial Holdings Inc. (a)	2,222	41,840
Capstead Mortgage Corp.	23,388	202,306
Carolina Financial Corp.	4,517	177,428
Cathay General Bancorp	18,982	758,900
CBTX Inc.	558	16,428
CenterState Bank Corp.	15,213	403,601
Central Pacific Financial Corp.	7,057	200,842
Central Valley Community Bancorp	2,527	49,428
Century Bancorp Inc. Class A	809	64,235
Charter Financial Corp.	3,086	62,924
Chemical Financial Corp.	17,700	967,836
Chemung Financial Corp.	727	33,784
Cherry Hill Mortgage Investment Corp.	3,123	54,777
Citizens & Northern Corp.	3,100	71,579
Citizens Inc. (a)	12,300	90,036
City Holding Co.	3,868	265,190
Civista Bancshares Inc.	2,518	57,561
Clifton Bancorp Inc.	4,741	74,197
CNB Financial Corp.	3,800	110,542
CNO Financial Group Inc.	41,731	904,311
CoBiz Financial Inc.	9,274	181,770
Codorus Valley Bancorp Inc.	2,149	60,430
Cohen & Steers Inc.	5,464	222,166
Columbia Banking System Inc.	18,135	760,763
Community Bank System Inc.	12,369	662,484
Community Bankers Trust Corp. (a)	5,471	49,239
Community Financial Corp., The	1,002	37,294
Community Trust Bancorp Inc.	3,875	175,150
ConnectOne Bancorp Inc.	7,782	224,122
County Bancorp Inc.	1,115	32,569
Cowen Inc. (a)	6,634	87,569
Crawford & Co. Class B	3,088	25,383
Curo Group Holdings Corp. (a)	1,866	32,095
Customers Bancorp Inc. (a)	7,336	213,844
CVB Financial Corp.	25,902	586,421
CYS Investments Inc.	38,496	258,693
Diamond Hill Investment Group	821	169,586
Dime Community Bancshares	7,607	139,969
DNB Financial Corp.	775	27,629
Donegal Group Inc.	2,241	35,408
Donnelley Financial Solutions Inc. (a)	8,413	144,451
Dynex Capital Inc.	13,301	88,186

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Eagle Bancorp Inc. (a)	7,856	$470,182
eHealth Inc. (a)	3,939	56,367
Elevate Credit Inc. (a)	3,834	27,145
Ellington Residential Mortgage REIT	2,761	30,261
EMC Insurance Group Inc.	2,447	66,265
Employers Holdings Inc.	7,910	319,960
Encore Capital Group Inc. (a)	6,005	271,426
Enova International Inc. (a)	8,199	180,788
Enstar Group Ltd. (a)	2,806	589,962
Entegra Financial Corp. (a)	1,678	48,662
Enterprise Bancorp Inc.	2,514	88,719
Enterprise Financial Services Corp.	5,522	258,982
Equity Bancshares Inc. Class A (a)	2,793	109,374
ESSA Bancorp Inc.	2,248	32,978
Essent Group Ltd. (a)	20,321	864,862
Evans Bancorp Inc.	1,166	52,762
Evercore Inc. Class A	9,679	844,009
EZCORP Inc. Class A (a)	12,355	163,086
Farmers & Merchants Bancorp Inc.	2,176	87,845
Farmers Capital Bank Corp.	1,800	71,910
Farmers National Banc Corp.	6,787	94,000
FB Financial Corp. (a)	3,271	132,770
FBL Financial Group Inc. Class A	2,551	176,912
FCB Financial Holdings Inc. Class A (a)	9,208	470,529
Federal Agricultural Mortgage Corp. Class C	2,220	193,184
Federated National Holding Co.	2,897	45,686
Fidelity Southern Corp.	5,265	121,464
Financial Engines Inc.	14,533	508,655
Financial Institutions Inc.	3,700	109,520
First BanCorp (a)	48,546	292,247
First Bancorp (North Carolina)	7,230	257,750
First Bancorp Inc.	2,862	80,079
First Bancshares Inc., The	2,496	80,496
First Busey Corp.	10,074	299,399
First Business Financial Services Inc.	2,000	50,320
First Citizens BancShares Inc. Class A	1,851	764,907
First Commonwealth Financial Corp.	24,482	345,931
First Community Bancshares Inc.	4,032	120,355
First Connecticut Bancorp Inc.	3,703	94,797
First Defiance Financial Corp.	2,589	148,401
First Financial Bancorp	15,038	441,365
First Financial Bankshares Inc.	15,883	735,383
First Financial Corp. Indiana	2,566	106,746
First Financial Northwest Inc.	2,146	35,946
First Foundation Inc. (a)	7,054	130,781
First Guaranty Bancshares Inc.	1,047	27,212
First Internet Bancorp	1,888	69,856
First Interstate BancSystem Inc.	6,693	264,708
First Merchants Corp.	10,324	430,511
First Mid-Illinois Bancshares Inc.	2,421	88,245
First Midwest Bancorp Inc.	25,661	631,004
First Northwest Bancorp (a)	2,932	49,521
First of Long Island Corp., The	6,070	166,622
FirstCash Inc.	11,630	944,938
Flagstar Bancorp Inc. (a)	5,245	185,673
Flushing Financial Corp.	6,707	180,821

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
FNB Bancorp	1,308	$48,121
Franklin Financial Network Inc. (a)	3,122	101,777
Fulton Financial Corp.	43,050	764,138
Gain Capital Holdings Inc.	9,344	63,072
GAMCO Investors Inc.	1,355	33,645
Genworth Financial Inc. Class A (a)	124,490	352,307
German American Bancorp Inc.	5,320	177,422
Glacier Bancorp Inc.	19,609	752,593
Global Indemnity Ltd.	2,257	77,912
Granite Point Mortgage Trust Inc.	11,135	184,173
Great Ajax Corp.	3,742	50,704
Great Southern Bancorp Inc.	2,713	135,514
Great Western Bancorp Inc.	14,575	586,935
Green Bancorp Inc. (a)	6,028	134,123
Green Dot Corp. Class A (a)	11,634	746,437
Greene County Bancorp Inc.	553	20,295
Greenhill & Co. Inc.	6,029	111,537
Greenlight Capital Re Ltd. Class A (a)	7,873	126,362
Guaranty Bancorp	6,080	172,368
Guaranty Bancshares Inc.	1,825	60,791
Hallmark Financial Services Inc. (a)	4,391	39,168
Hamilton Lane Inc. Class A	3,570	132,911
Hancock Holding Co.	21,016	1,086,527
Hanmi Financial Corp.	7,876	242,187
Hannon Armstrong Sustainable Infrastructure Capital Inc.	12,688	247,416
HarborOne Bancorp Inc. (a)	3,276	57,854
HCI Group Inc.	1,873	71,474
Health Insurance Innovations Inc. Class A (a)	2,919	84,359
Heartland Financial USA Inc.	6,192	328,486
Heritage Commerce Corp.	9,347	154,039
Heritage Financial Corp.	7,557	231,244
Heritage Insurance Holdings Inc.	5,507	83,486
Hilltop Holdings Inc.	18,294	429,177
Hingham Institution for Savings	328	67,568
Home Bancorp Inc.	1,446	62,424
Home Bancshares Inc.	39,616	903,641
HomeStreet Inc. (a)	6,688	191,611
HomeTrust Bancshares Inc. (a)	4,264	111,077
Hope Bancorp Inc.	32,416	589,647
Horace Mann Educators Corp.	10,117	432,502
Horizon Bancorp	5,741	172,287
Houlihan Lokey Inc.	6,693	298,508
Howard Bancorp Inc. (a)	2,253	44,609
IBERIABANK Corp.	12,618	984,204
Impac Mortgage Holdings Inc. (a)	2,776	21,930
Independence Holding Co.	1,398	49,839
Independent Bank Corp.	6,771	484,465
Independent Bank Corp. (Michigan)	5,123	117,317
Independent Bank Group Inc.	4,945	349,612
Infinity Property & Casualty Corp.	2,622	310,445
International Bancshares Corp.	13,677	532,035
INTL FCStone Inc. (a)	3,927	167,604
Invesco Mortgage Capital	27,841	456,036
Investar Holding Corp.	2,110	54,544
Investment Technology Group Inc.	8,126	160,407

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Investors Bancorp Inc.	63,721	$869,154
Investors Title Co.	354	70,765
James River Group Holdings Ltd.	6,165	218,673
Kearny Financial Corp.	19,503	253,539
Kemper Corp.	9,964	567,948
Kingstone Companies Inc.	2,427	40,774
Kinsale Capital Group Inc.	3,614	185,507
KKR Real Estate Finance Trust Inc.	3,528	70,772
Ladder Capital Corp.	19,439	293,140
Ladenburg Thalmann Financial Services Inc.	25,430	83,156
Lakeland Bancorp Inc.	11,641	231,074
Lakeland Financial Corp.	6,198	286,534
LCNB Corp.	2,051	38,969
LegacyTexas Financial Group Inc.	11,668	499,624
LendingClub Corp. (a)	83,262	291,417
LendingTree Inc. (a)	1,598	524,384
Live Oak Bancshares Inc.	5,768	160,350
Luther Burbank Corp.	3,319	39,861
Macatawa Bank Corp.	6,118	62,832
Maiden Holdings Ltd.	15,879	103,214
MainSource Financial Group Inc.	6,415	260,770
Malvern Bancorp Inc. (a)	1,665	43,290
Marlin Business Services Corp.	2,159	61,208
MB Financial Inc.	20,338	823,282
MBIA Inc. (a)	22,660	209,832
MBT Financial Corp.	4,156	44,677
Medley Management Inc. Class A	1,502	8,561
Mercantile Bank Corp.	4,257	141,545
Merchants Bancorp	1,877	40,356
Meridian Bancorp Inc.	11,939	240,571
Meta Financial Group Inc.	2,342	255,746
Metropolitan Bank Holding Corp. (a)	774	32,593
MGIC Investment Corp. (a)	92,510	1,202,630
Middlefield Banc Corp.	669	32,848
Midland States Bancorp Inc.	3,984	125,735
MidSouth Bancorp Inc.	3,546	44,857
MidWestOne Financial Group Inc.	2,892	96,275
Moelis & Co.	7,778	395,511
MTGE Investment Corp.	11,349	203,147
MutualFirst Financial Inc.	1,344	48,720
National Bank Holdings Corp. Class A	6,279	208,777
National Bankshares Inc.	1,700	76,585
National Commerce Corp. (a)	2,977	129,648
National General Holdings Corp.	12,428	302,125
National Western Life Group Inc. Class A	559	170,428
Nationstar Mortgage Holdings Inc. (a)	7,253	130,264
Navigators Group Inc., The	5,037	290,383
NBT Bancorp Inc.	10,668	378,501
Nelnet Inc. Class A	4,766	249,786
New York Mortgage Trust Inc.	28,184	167,131
NI Holdings Inc. (a)	2,754	45,992
Nicolet Bankshares Inc. (a)	2,338	128,754
NMI Holdings Inc. Class A (a)	14,113	233,570
Northeast Bancorp	1,675	34,338
Northfield Bancorp Inc.	11,334	176,924

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Northrim BanCorp Inc.	1,641	$56,697
Northwest Bancshares Inc.	23,770	393,631
Norwood Financial Corp.	1,443	43,420
OceanFirst Financial Corp.	10,012	267,821
Ocwen Financial Corp. (a)	27,500	113,300
OFG Bancorp	10,783	112,682
Ohio Valley Banc Corp.	1,011	42,310
Old Line Bancshares Inc.	2,037	67,221
Old National Bancorp	33,451	565,322
Old Point Financial Corp.	881	23,241
Old Second Bancorp Inc.	7,100	98,690
On Deck Capital Inc. (a)	12,136	67,840
Oppenheimer Holdings Inc. Class A	2,680	69,010
Opus Bank	4,865	136,220
Orchid Island Capital Inc.	12,088	89,089
Oritani Financial Corp.	10,256	157,430
Orrstown Financial Services Inc.	1,633	39,437
Owens Realty Mortgage Inc.	2,720	39,658
Pacific Mercantile Bancorp (a)	3,714	35,469
Pacific Premier Bancorp Inc. (a)	9,814	394,523
Park National Corp.	3,287	341,059
Parke Bancorp Inc.	1,456	30,285
PCSB Financial Corp. (a)	4,726	99,151
Peapack-Gladstone Financial Corp.	4,422	147,651
Penns Woods Bancorp Inc.	1,257	53,184
PennyMac Mortgage Investment Trust	15,371	277,139
Peoples Bancorp Inc.	4,259	150,982
Peoples Bancorp of North Carolina Inc.	1,168	35,881
Peoples Financial Services Corp.	1,900	86,735
People’s Utah Bancorp	3,262	105,363
PHH Corp. (a)	7,693	80,469
Piper Jaffray Companies Inc.	3,610	299,811
PJT Partners Inc. Class A	4,621	231,512
PRA Group Inc. (a)	11,114	422,332
Preferred Bank	3,395	217,959
Premier Financial Bancorp Inc.	2,157	40,142
Primerica Inc.	11,075	1,069,845
Provident Bancorp Inc. (a)	1,045	27,745
Provident Financial Holdings Inc.	1,708	30,898
Provident Financial Services Inc.	15,115	386,793
Prudential Bancorp Inc.	2,028	36,788
Pzena Investment Management Inc. Class A	3,586	39,912
QCR Holdings Inc.	3,141	140,874
Radian Group Inc.	54,125	1,030,540
RBB Bancorp	1,876	49,470
Redwood Trust Inc.	19,693	304,651
Regional Management Corp. (a)	2,600	82,784
Reliant Bancorp Inc.	1,745	39,769
Renasant Corp.	11,409	485,567
Republic Bancorp Inc. Class A	2,619	100,308
Republic First Bancorp Inc. (a)	12,223	106,340
Resource Capital Corp.	7,360	69,994
Riverview Bancorp Inc.	5,029	46,971
RLI Corp.	9,619	609,748
S&T Bancorp Inc.	8,625	344,483

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Safeguard Scientifics Inc. (a)	5,216	$63,896
Safety Insurance Group Inc.	3,623	278,428
Sandy Spring Bancorp Inc.	7,942	307,832
Seacoast Banking Corporation of Florida (a)	10,452	276,664
Selective Insurance Group Inc.	14,383	873,048
ServisFirst Bancshares Inc.	11,607	473,798
Shore Bancshares Inc.	2,988	56,354
SI Financial Group Inc.	2,871	41,342
Sierra Bancorp	3,000	79,920
Silvercrest Asset Management Group Inc. Class A	1,782	27,086
Simmons First National Corp.	20,704	589,029
SmartFinancial Inc. (a)	1,823	42,950
South State Corp.	8,978	765,823
Southern First Bancshares Inc. (a)	1,427	63,502
Southern Missouri Bancorp Inc.	1,446	52,924
Southern National Bancorp of Virginia Inc.	5,216	82,621
Southside Bancshares Inc.	6,926	240,609
State Auto Financial Corp.	4,079	116,537
State Bank Financial Corp.	9,407	282,304
Sterling Bancorp	53,332	1,202,637
Sterling Bancorp Inc.	3,849	52,000
Stewart Information Services Corp.	5,234	229,982
Stifel Financial Corp.	16,682	988,075
Stock Yards Bancorp Inc.	5,650	198,315
Summit Financial Group Inc.	2,641	66,051
Sutherland Asset Management Corp.	4,818	72,993
Territorial Bancorp Inc.	2,085	61,841
Texas Capital Bancshares Inc. (a)	12,434	1,117,817
Third Point Reinsurance Ltd. (a)	22,882	319,204
Timberland Bancorp Inc.	1,578	47,971
Tiptree Inc.	5,976	37,948
Tompkins Financial Corp.	3,693	279,782
TowneBank	15,860	453,596
TPG RE Finance Trust Inc.	5,094	101,320
Trico Bancshares	5,323	198,122
Tristate Capital Holdings Inc. (a)	5,500	127,875
Triumph Bancorp Inc. (a)	4,319	177,943
Trupanion Inc. (a)	5,569	166,457
Trustco Bank Corp. NY	23,377	197,536
Trustmark Corp.	16,681	519,780
Two River Bancorp	1,809	32,652
UMB Financial Corp.	11,234	813,229
Umpqua Holdings Corp.	55,218	1,182,217
Union Bankshares Corp.	14,112	518,052
Union Bankshares Inc.	889	45,161
United Bankshares Inc.	25,084	884,211
United Community Banks Inc.	18,205	576,188
United Community Financial Corp.	12,500	123,250
United Financial Bancorp Inc.	13,173	213,403
United Fire Group Inc.	5,224	250,021
United Insurance Holdings Corp.	5,451	104,332
United Security Bancshares	3,268	35,131
Unity Bancorp Inc.	1,926	42,372
Universal Insurance Holdings Inc.	7,933	253,063

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Univest Corp. of Pennsylvania	7,025	$194,593
Valley National Bancorp	64,216	800,131
Veritex Holdings Inc. (a)	4,101	113,475
Virtu Financial Inc. Class A	6,315	208,395
Virtus Investment Partners Inc.	1,768	218,878
Waddell & Reed Financial Inc. Class A	20,045	405,109
Walker & Dunlop Inc.	6,951	413,028
Washington Federal Inc.	21,375	739,575
Washington Trust Bancorp Inc.	3,788	203,605
Waterstone Financial Inc.	6,915	119,630
WesBanco Inc.	10,427	441,062
West Bancorporation	4,200	107,520
Westamerica Bancorporation	6,256	363,348
Western Asset Mortgage Capital Corp.	11,366	110,137
Western New England Bancorp Inc.	6,784	72,250
Westwood Holdings Group Inc.	2,134	120,550
Wintrust Financial Corp.	13,815	1,188,781
WisdomTree Investments Inc.	29,596	271,395
WMIH Corp. (a)	51,344	72,908
World Acceptance Corp. (a)	1,552	163,426
WSFS Financial Corp.	7,335	351,328

		93,951,990

Health Care (16.45%)
AAC Holdings Inc. (a)	2,887	33,143
Abaxis Inc.	5,473	386,503
Abeona Therapeutics Inc. (a)	7,194	103,234
Accelerate Diagnostics Inc. (a)	6,761	154,489
Acceleron Pharma Inc. (a)	9,342	365,272
Accuray Inc. (a)	21,167	105,835
Aceto Corp.	7,364	55,966
Achaogen Inc. (a)	8,840	114,478
Achillion Pharmaceuticals Inc. (a)	33,503	124,296
Aclaris Therapeutics Inc. (a)	5,828	102,107
Acorda Therapeutics Inc. (a)	10,796	255,325
Adamas Pharmaceuticals Inc. (a)	4,273	102,125
Addus HomeCare Corp. (a)	1,930	93,895
Aduro Biotech Inc. (a)	10,795	100,394
Advaxis Inc. (a)	9,692	16,379
Aerie Pharmaceuticals Inc. (a)	8,481	460,094
Agenus Inc. (a)	18,600	87,606
Aileron Therapeutics Inc. (a)	1,175	9,553
Aimmune Therapeutics Inc. (a)	9,021	287,138
Akcea Therapeutics Inc. (a)	3,820	97,830
Akebia Therapeutics Inc. (a)	11,505	109,643
Alder Biopharmaceuticals Inc. (a)	16,065	204,026
Allena Pharmaceuticals Inc. (a)	1,354	14,921
Allscripts Healthcare Solutions Inc. (a)	45,125	557,294
Almost Family Inc. (a)	3,140	175,840
AMAG Pharmaceuticals Inc. (a)	8,575	172,786
Amedisys Inc. (a)	7,113	429,198
American Renal Associates Holdings Inc. (a)	2,656	50,066
Amicus Therapeutics Inc. (a)	46,270	695,901
AMN Healthcare Services Inc. (a)	11,784	668,742

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Amphastar Pharmaceuticals Inc. (a)	9,135	$171,281
Analogic Corp.	3,142	301,318
AnaptysBio Inc. (a)	4,455	463,676
Anavex Life Sciences Corp. (a)	8,376	23,118
Angiodynamics Inc. (a)	9,498	163,841
ANI Pharmaceuticals Inc. (a)	2,055	119,642
Anika Therapeutics Inc. (a)	3,612	179,589
Antares Pharma Inc. (a)	37,153	81,737
Apellis Pharmaceuticals Inc. (a)	2,724	60,228
Aratana Therapeutics Inc. (a)	10,556	46,552
Ardelyx Inc. (a)	8,691	43,890
Arena Pharmaceuticals Inc. (a)	11,951	472,065
ARMO BioSciences Inc. (a)	1,679	62,811
Array Biopharma Inc. (a)	49,637	810,076
Arsanis Inc. (a)	1,073	24,561
Assembly Biosciences Inc. (a)	4,109	201,916
Asterias Biotherapeutics (a)	5,683	8,240
Atara Biotherapeutics Inc. (a)	8,195	319,605
Athenex Inc. (a)	1,663	28,288
Athersys Inc. (a)	24,482	44,802
AtriCure Inc. (a)	8,148	167,197
Atrion Corp.	350	220,955
Audentes Therapeutics Inc. (a)	4,987	149,859
AveXis Inc. (a)	7,039	869,880
AxoGen Inc. (a)	7,053	257,435
Axovant Sciences Ltd. (a)	8,534	11,350
Bellicum Pharmaceutical Inc. (a)	7,195	47,199
BioCryst Pharmaceuticals Inc. (a)	24,841	118,492
Biohaven Pharmaceutical Holding Company Ltd. (a)	7,901	203,530
BioScrip Inc. (a)	30,994	76,245
BioSpecifics Technologies Corp. (a)	1,431	63,451
BioTelemetry Inc. (a)	7,986	247,965
BioTime Inc. (a)	19,903	53,539
Bluebird Bio Inc. (a)	12,213	2,085,370
Blueprint Medicines Corp. (a)	10,648	976,422
Calithera Biosciences Inc. (a)	7,937	50,003
Calyxt Inc. (a)	1,224	16,059
Cambrex Corp. (a)	8,084	422,793
Cantel Medical Corp.	9,094	1,013,163
Capital Senior Living Corp. (a)	6,561	70,531
Cara Therapeutics Inc. (a)	6,765	83,751
Cardiovascular Systems Inc. (a)	8,120	178,072
Castlight Health Inc. Class B (a)	16,604	60,605
Catalent Inc. (a)	33,541	1,377,193
Catalyst Pharmaceuticals Inc. (a)	21,845	52,210
Celcuity Inc. (a)	881	14,519
Celldex Therapeutics Inc. (a)	31,299	72,927
Cerus Corp. (a)	32,602	178,659
Chemed Corp.	3,925	1,070,976
ChemoCentryx Inc. (a)	6,207	84,415
Chimerix Inc. (a)	11,084	57,637
Civitas Solutions Inc. (a)	4,333	66,728
Clearside Biomedical Inc. (a)	5,346	57,363
Clovis Oncology Inc. (a)	10,995	580,536
Codexis Inc. (a)	10,170	111,870
Coherus Biosciences Inc. (a)	9,605	106,135

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Collegium Pharmaceutical Inc. (a)	6,275	$160,326
Community Health Systems Inc. (a)	24,948	98,794
Computer Programs & Systems Inc.	2,972	86,782
Conatus Pharmaceuticals Inc. (a)	6,669	39,147
Concert Pharmaceuticals Inc. (a)	4,488	102,775
ConforMis Inc. (a)	16,687	24,196
Conmed Corp.	6,857	434,254
Corbus Pharmaceuticals Holdings Inc. (a)	11,500	70,150
Corcept Therapeutics Inc. (a)	22,787	374,846
Corindus Vascular Robotics Inc. (a)	21,596	29,587
Corium International Inc. (a)	5,165	59,243
Corvel Corp. (a)	2,242	113,333
Corvus Pharmaceuticals Inc. (a)	2,140	24,674
Cotiviti Holdings Inc. (a)	9,088	312,991
Cross Country Healthcare Inc. (a)	8,672	96,346
CryoLife Inc. (a)	8,171	163,829
Cue BioPharma Inc. (a)	2,146	30,151
Curis Inc. (a)	33,389	21,813
Cutera Inc. (a)	3,296	165,624
Cytokinetics Inc. (a)	10,814	77,861
CytomX Therapeutics Inc. (a)	7,197	204,755
Deciphera Pharmaceuticals Inc. (a)	2,088	41,844
Denali Therapeutics Inc. (a)	3,925	77,283
DepoMed Inc. (a)	15,071	99,318
Dermira Inc. (a)	9,924	79,293
Diplomat Pharmacy Inc. (a)	12,166	245,145
Dova Pharmaceuticals Inc. (a)	1,622	43,989
Durect Corp. (a)	34,343	73,494
Dyax Corp. Contingent Value Rights (a) (b)	35,404	39,298
Dynavax Technologies Corp. (a)	14,949	296,738
Eagle Pharmaceuticals Inc. (a)	1,968	103,694
Edge Therapeutics Inc. (a)	5,103	6,022
Editas Medicine Inc. (a)	9,244	306,439
Emergent Biosolutions Inc. (a)	8,285	436,205
Enanta Pharmaceuticals Inc. (a)	3,869	313,041
Encompass Health Corp.	24,542	1,403,066
Endologix Inc. (a)	20,994	88,805
Ensign Group Inc., The	12,073	317,520
Enzo Biochem Inc. (a)	9,922	54,373
Epizyme Inc. (a)	12,471	221,360
Esperion Therapeutics Inc. (a)	4,257	307,909
Evolent Health Inc. Class A (a)	15,118	215,432
Exact Sciences Corp. (a)	29,304	1,181,830
Fate Therapeutics Inc. (a)	11,969	116,817
FibroGen Inc. (a)	17,388	803,326
Five Prime Therapeutics Inc. (a)	8,122	139,536
Flexion Therapeutics Inc. (a)	7,997	179,213
Fluidigm Corp. (a)	10,478	61,192
Fonar Corp. (a)	1,578	47,024
Fortress Biotech Inc. (a)	8,043	36,596
Foundation Medicine Inc. (a)	3,580	281,925
G1 Therapeutics Inc. (a)	3,344	123,895
Genesis Healthcare Inc. (a)	10,551	15,932
GenMark Diagnostics Inc. (a)	13,088	71,199
Genocea Biosciences Inc. (a)	19,055	20,008

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Genomic Health Inc. (a)	4,926	$154,135
Geron Corp. (a)	35,544	151,062
Glaukos Corp. (a)	7,133	219,910
Global Blood Therapeutics Inc. (a)	9,714	469,186
Globus Medical Inc. Class A (a)	17,638	878,725
Haemonetics Corp. (a)	13,487	986,709
Halozyme Therapeutics Inc. (a)	29,625	580,354
Halyard Health Inc. (a)	11,684	538,399
HealthEquity Inc. (a)	12,644	765,468
HealthStream Inc.	6,381	158,440
Heron Therapeutics Inc. (a)	13,499	372,572
Heska Corp. (a)	1,599	126,433
HMS Holdings Corp. (a)	20,764	349,666
Horizon Pharma PLC (a)	40,802	579,388
ICU Medical Inc. (a)	3,797	958,363
Idera Pharmaceuticals Inc. (a)	36,086	66,398
Immune Design Corp. (a)	9,222	30,433
ImmunoGen Inc. (a)	24,627	259,076
Immunomedics Inc. (a)	25,472	372,146
Impax Laboratories Inc. (a)	18,168	353,368
Innoviva Inc. (a)	18,855	314,313
Inogen Inc. (a)	4,264	523,790
Inovalon Holdings Inc. Class A (a)	16,335	173,151
Inovio Pharmaceuticals Inc. (a)	20,584	96,951
Insmed Inc. (a)	18,951	426,777
Insulet Corp. (a)	14,565	1,262,494
Insys Therapeutics Inc. (a)	6,200	37,448
Integer Holdings Corp. (a)	7,813	441,825
Integra LifeSciences Holdings Corp. (a)	15,789	873,763
Intellia Therapeutics Inc. (a)	4,151	87,545
Intersect ENT Inc. (a)	6,507	255,725
Intra-Cellular Therapies Inc. (a)	10,695	225,130
Invacare Corp.	8,104	141,010
Invitae Corp. (a)	10,046	47,116
Iovance Biotherapeutics Inc. (a)	18,364	310,352
iRhythm Technologies Inc. (a)	3,602	226,746
Ironwood Pharmaceuticals Inc. (a)	33,559	517,815
Jounce Therapeutics Inc. (a)	3,614	80,773
K2M Group Holdings Inc. (a)	10,527	199,487
Kala Pharmaceuticals Inc. (a)	3,488	55,215
Karyopharm Therapeutics Inc. (a)	8,731	117,170
Keryx Biopharmaceuticals Inc. (a)	22,994	94,045
Kindred Biosciences Inc. (a)	6,510	56,312
Kindred Healthcare Inc.	20,878	191,034
Kura Oncology Inc. (a)	5,416	101,550
La Jolla Pharmaceutical Co. (a)	4,523	134,695
Lannett Company Inc. (a)	7,366	118,224
Lantheus Holdings Inc. (a)	7,820	124,338
LeMaitre Vascular Inc.	3,883	140,681
Lexicon Pharmaceuticals Inc. (a)	11,096	95,093
LHC Group Inc. (a)	3,835	236,083
Ligand Pharmaceuticals Inc. Class B (a)	5,091	840,830
LivaNova PLC (a)	12,073	1,068,461
Loxo Oncology Inc. (a)	5,700	657,609
Luminex Corp.	10,113	213,081

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
MacroGenics Inc. (a)	8,395	$211,218
Madrigal Pharmaceuticals Inc. (a)	1,218	142,250
Magellan Health Inc. (a)	6,051	648,062
Masimo Corp. (a)	11,204	985,392
Matinas BioPharma Holdings Inc. (a)	13,754	10,519
Medicines Co., The (a)	17,382	572,563
MediciNova Inc. (a)	9,559	97,693
Medidata Solutions Inc. (a)	14,111	886,312
Medpace Holdings Inc. (a)	2,293	80,049
Melinta Therapeutics Inc. (a)	3,649	27,003
Menlo Therapeutics Inc. (a)	1,566	58,850
Meridian Bioscience Inc.	10,232	145,294
Merit Medical Systems Inc. (a)	12,197	553,134
Merrimack Pharmaceuticals Inc.	3,158	25,422
Mersana Therapeutics Inc. (a)	2,675	42,185
MiMedx Group Inc. (a)	26,098	181,903
Minerva Neurosciences Inc. (a)	6,493	40,581
Miragen Therapeutics Inc. (a)	4,706	32,989
Molina Healthcare Inc. (a)	11,506	934,057
Momenta Pharmaceuticals Inc. (a)	19,138	347,355
MyoKardia Inc. (a)	4,967	242,390
Myriad Genetics Inc. (a)	16,259	480,453
NanoString Technologies Inc. (a)	5,518	41,440
NantHealth Inc. (a)	4,515	13,771
NantKwest Inc. (a)	7,897	30,719
Natera Inc. (a)	8,142	75,476
National Healthcare Corp.	2,874	171,377
National Research Corp. Class A	2,400	70,200
Natus Medical Inc. (a)	7,636	256,951
Nektar Therapeutics (a)	37,545	3,989,532
Neogen Corp. (a)	12,520	838,715
NeoGenomics Inc. (a)	14,347	117,072
Neos Therapeutics Inc. (a)	5,718	47,459
Nevro Corp. (a)	7,022	608,597
NewLink Genetics Corp. (a)	7,896	57,246
Novavax Inc. (a)	76,837	161,358
Novelion Therapeutics Inc. (a)	3,798	13,293
Novocure Ltd. (a)	14,552	317,234
NuVasive Inc. (a)	12,663	661,135
NxStage Medical Inc. (a)	16,097	400,171
Nymox Pharmaceutical Corp. (a)	7,291	30,841
Obalon Therapeutics Inc. (a)	2,139	7,337
Ocular Therapeutix Inc. (a)	7,597	49,456
Odonate Therapeutics Inc. (a)	1,588	33,634
Omeros Corp. (a)	11,845	132,309
Omnicell Inc. (a)	9,482	411,519
Omthera Pharmaceuticals Inc. Contingent Value Rights (a) (b) (c)	1,326	0
Optinose Inc. (a)	1,129	22,603
OraSure Technologies Inc. (a)	13,977	236,072
Organovo Holdings Inc. (a)	23,400	24,102
Orthofix International NV (a)	4,222	248,169
OrthoPediatrics Corp. (a)	926	13,946
Otonomy Inc. (a)	7,306	30,685
Ovid Therapeutics Inc. (a)	2,878	20,347
Owens & Minor Inc.	15,096	234,743

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Oxford Immunotec Global PLC (a)	5,855	$72,895
Pacific Biosciences of California Inc. (a)	30,176	61,861
Pacira Pharmaceuticals Inc. (a)	9,780	304,647
Paratek Pharmaceuticals Inc. (a)	6,851	89,063
PDL BioPharma Inc. (a)	38,744	113,907
Penumbra Inc. (a)	7,315	845,980
PetIQ Inc. (a)	1,749	46,523
Phibro Animal Health Corp. Class A	4,899	194,490
Pieris Pharmaceuticals Inc. (a)	10,273	70,062
Portola Pharmaceuticals Inc. (a)	14,239	465,046
PRA Health Sciences Inc. (a)	12,347	1,024,307
Prestige Brands Holdings Inc. (a)	13,379	451,140
Progenics Pharmaceuticals Inc. (a)	18,304	136,548
Protagonist Therapeutics Inc. (a)	2,896	24,877
Prothena Corp. PLC (a)	9,589	352,012
Providence Service Corp. (a)	2,832	195,804
PTC Therapeutics Inc. (a)	9,974	269,896
Pulse Biosciences Inc. (a)	2,350	31,796
Puma Biotechnology Inc. (a)	7,328	498,670
Quality Systems Inc. (a)	13,174	179,825
Quanterix Corp. (a)	1,190	20,278
Quidel Corp. (a)	7,026	364,017
Quotient Ltd. (a)	6,875	32,381
R1 RCM Inc. (a)	25,159	179,635
Ra Pharmaceuticals Inc. (a)	4,541	24,113
Radius Health Inc. (a)	9,696	348,474
RadNet Inc. (a)	9,262	133,373
Reata Pharmaceuticals Inc. Class A (a)	2,893	59,335
Recro Pharma Inc. (a)	3,414	37,588
REGENXBIO Inc. (a)	6,822	203,637
Repligen Corp. (a)	9,326	337,415
resTORbio Inc. (a)	1,568	15,021
Retrophin Inc. (a)	10,070	225,165
Revance Therapeutics Inc. (a)	6,686	205,929
Rhythm Pharmaceuticals Inc. (a)	2,093	41,651
Rigel Pharmaceuticals Inc. (a)	37,626	133,196
Rockwell Medical Inc. (a)	12,544	65,354
RTI Surgical Inc. (a)	13,702	63,029
Sage Therapeutics Inc. (a)	10,511	1,693,007
Sangamo Therapeutics Inc. (a)	20,921	397,499
Sarepta Therapeutics Inc. (a)	15,304	1,133,873
scPharmaceuticals Inc. (a)	1,681	20,844
Select Medical Holdings Corp. (a)	26,734	461,162
Selecta Biosciences Inc. (a)	3,888	39,619
Seres Therapeutics Inc. (a)	5,629	41,317
Sienna Biopharmaceuticals Inc. (a)	3,679	69,092
Sientra Inc. (a)	3,540	34,196
Simulations Plus Inc.	2,717	40,076
Solid Biosciences Inc. (a)	2,204	16,530
Spark Therapeutics Inc. (a)	6,958	463,333
Spectrum Pharmaceuticals Inc. (a)	21,645	348,268
Spero Therapeutics Inc. (a)	1,459	20,791
STAAR Surgical Co. (a)	9,969	147,541
Stemline Therapeutics Inc. (a)	6,572	100,552
Strongbridge Biopharma PLC (a)	6,908	61,136
Supernus Pharmaceuticals Inc. (a)	12,162	557,020

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Surgery Partners Inc. (a)	4,634	$79,473
SurModics Inc. (a)	3,219	122,483
Syndax Pharmaceuticals Inc. (a)	3,273	46,575
Syneos Health Inc. (a)	13,591	482,481
Synergy Pharmaceuticals Inc. (a)	60,283	110,318
Syros Pharmaceuticals Inc. (a)	4,094	53,140
Tabula Rasa HealthCare Inc. (a)	3,051	118,379
Tactile Systems Technology Inc. (a)	3,233	102,809
Teladoc Inc. (a)	14,501	584,390
Teligent Inc. (a)	10,912	36,664
Tenet Healthcare Corp. (a)	20,147	488,565
Tetraphase Pharmaceuticals Inc. (a)	13,027	39,993
TG Therapeutics Inc. (a)	12,586	178,721
TherapeuticsMD Inc. (a)	41,019	199,763
Theravance Biopharma Inc. (a)	10,643	258,093
Tivity Health Inc. (a)	9,233	366,088
Tocagen Inc. (a)	4,466	52,922
Trevena Inc. (a)	17,122	28,080
Triple-S Management Corp. Class B (a)	5,599	146,358
U.S. Physical Therapy Inc.	3,006	244,372
Ultragenyx Pharmaceutical Inc. (a)	11,075	564,714
Utah Medical Products Inc.	793	78,388
Vanda Pharmaceuticals Inc. (a)	10,924	184,069
Varex Imaging Corp. (a)	9,312	333,183
VBI Vaccines Inc. (a)	9,488	33,208
Veracyte Inc. (a)	4,852	26,977
Versartis Inc. (a)	8,492	14,012
ViewRay Inc. (a)	7,589	48,797
Viveve Medical Inc. (a)	3,890	14,237
Vocera Communications Inc. (a)	7,275	170,381
Voyager Therapeutics Inc. (a)	4,444	83,503
vTv Therapeutics Inc. Class A (a)	1,946	7,920
WaVe Life Sciences Ltd. (a)	3,082	123,588
Wright Medical Group NV (a)	26,446	524,689
XBiotech Inc. (a)	4,422	23,658
Xencor Inc. (a)	9,369	280,883
ZIOPHARM Oncology Inc. (a)	34,210	134,103
Zogenix Inc. (a)	8,463	338,943
Zynerba Pharmaceuticals Inc. (a)	2,960	25,722

		86,862,071

Industrials (15.10%)
Aaon Inc.	10,229	398,931
AAR Corp.	8,133	358,747
ABM Industries Inc.	13,906	465,573
Acco Brands Corp.	26,591	333,717
Actuant Corp. Class A	14,854	345,356
Advanced Disposal Services Inc. (a)	12,571	280,082
Advanced Drainage Systems Inc.	9,155	237,115
Aegion Corp. (a)	8,089	185,319
Aerojet Rocketdyne Holdings Inc. (a)	17,185	480,664
Aerovironment Inc. (a)	5,156	234,650
Air Transport Services Group Inc. (a)	14,585	340,122
Aircastle Ltd.	11,636	231,091
Alamo Group Inc.	2,344	257,606
Albany International Corp. Class A	7,136	447,427

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Allegiant Travel Co.	3,160	$545,258
Allied Motion Technologies Inc.	1,500	59,625
Altra Industrial Motion Corp.	7,046	323,764
Ameresco Inc. Class A (a)	5,100	66,300
American Railcar Industries Inc.	1,916	71,678
American Woodmark Corp. (a)	3,527	347,233
Apogee Enterprises Inc.	6,965	301,933
Applied Industrial Technologies Inc.	9,598	699,694
Aqua Metals Inc. (a)	4,311	11,165
ARC Document Solutions Inc. (a)	10,621	23,366
ArcBest Corp.	6,389	204,767
Argan Inc.	3,780	162,351
Armstrong Flooring Inc. (a)	5,509	74,757
Astec Industries Inc.	5,340	294,661
Astronics Corp. (a)	5,287	197,205
Atkore International Group Inc. (a)	8,599	170,690
Atlas Air Worldwide Holdings Inc. (a)	5,869	354,781
Avis Budget Group Inc. (a)	18,104	847,991
Axon Enterprise Inc. (a)	12,908	507,413
AZZ Inc.	6,538	285,711
Babcock & Wilcox Enterprises Inc. (a)	11,883	51,929
Babcock & Wilcox Enterprises Inc. Rights (a) (b)	11,883	0
Barnes Group Inc.	12,590	754,015
Barrett Business Services Inc.	1,800	149,184
Beacon Roofing Supply Inc. (a)	16,988	901,553
BG Staffing Inc.	1,807	34,315
Blue Bird Corp. (a)	2,857	67,711
BMC Stock Holdings Inc. (a)	16,240	317,492
Brady Corp.	11,435	424,810
Briggs & Stratton Corp.	10,312	220,780
Brink’s Co., The	11,496	820,240
Builders FirstSource Inc. (a)	27,447	544,548
CaesarStone Ltd.	5,892	115,778
CAI International Inc. (a)	4,240	90,142
Casella Waste Systems Inc. Class A (a)	9,596	224,354
CBIZ Inc. (a)	12,902	235,462
CECO Environmental Corp.	8,129	36,174
Chart Industries Inc. (a)	7,596	448,392
Chicago Bridge & Iron Company N.V.	25,441	366,350
Cimpress NV (a)	6,152	951,714
CIRCOR International Inc.	4,079	174,010
Columbus McKinnon Corp.	5,556	199,127
Comfort Systems USA Inc.	9,078	374,468
Commercial Vehicle Group Inc. (a)	6,520	50,530
Continental Building Products Inc. (a)	9,427	269,141
Costamare Inc.	12,956	80,845
Covanta Holding Corp.	29,475	427,388
Covenant Transport Group Inc. Class A (a)	3,187	95,068
CRA International Inc.	1,911	99,926
CSW Industrials Inc. (a)	3,718	167,496
Cubic Corp.	6,230	396,228
Curtiss-Wright Corp.	11,015	1,487,796
Daseke Inc. (a)	8,045	78,761
Deluxe Corp.	12,002	888,268
DMC Global Inc.	3,398	90,897

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Douglas Dynamics Inc.	5,533	$239,856
Ducommun Inc. (a)	2,600	78,988
DXP Enterprises Inc. (a)	3,903	152,022
Dycom Industries Inc. (a)	7,492	806,364
Eagle Bulk Shipping Inc. (a)	9,699	48,010
Eastern Co., The	1,396	39,786
Echo Global Logistics Inc. (a)	6,697	184,837
EMCOR Group Inc.	14,706	1,146,039
Encore Wire Corp.	5,050	286,335
Energous Corp. (a)	4,878	78,194
Energy Recovery Inc. (a)	8,645	71,062
EnerSys	10,493	727,899
Engility Holdings Inc. (a)	4,683	114,265
Ennis Inc.	6,432	126,710
EnPro Industries Inc.	5,269	407,715
EnviroStar Inc.	869	34,108
ESCO Technologies Inc.	6,288	368,162
Essendant Inc.	9,722	75,832
Esterline Technologies Corp. (a)	6,608	483,375
Evoqua Water Technologies Corp. (a)	12,411	264,230
ExOne Co., The (a)	3,093	22,517
Exponent Inc.	6,365	500,607
Federal Signal Corp.	14,919	328,516
Forrester Research Inc.	2,450	101,553
Forward Air Corp.	7,370	389,578
Foundation Building Materials Inc. (a)	3,631	54,138
Franklin Covey Co. (a)	2,568	69,079
Franklin Electric Co. Inc.	11,480	467,810
Freightcar America Inc.	3,060	41,004
FTI Consulting Inc. (a)	9,351	452,682
GATX Corp.	9,472	648,737
Genco Shipping & Trading Ltd. (a)	1,845	26,236
Gencor Industries Inc. (a)	2,014	32,425
Generac Holdings Inc. (a)	15,233	699,347
General Cable Corp.	12,559	371,746
Gibraltar Industries Inc. (a)	7,975	269,954
Global Brass & Copper Holdings Inc.	5,473	183,072
GMS Inc. (a)	8,076	246,803
Gorman-Rupp Co., The	4,484	131,157
GP Strategies Corp. (a)	3,200	72,480
Graham Corp.	2,600	55,692
Granite Construction Inc.	9,903	553,182
Great Lakes Dredge & Dock Co. (a)	14,800	68,080
Greenbrier Companies Inc., The	6,903	346,876
Griffon Corp.	7,660	139,795
H&E Equipment Services Inc.	7,801	300,260
Hardinge Inc.	2,803	51,351
Harsco Corp. (a)	19,846	409,820
Hawaiian Holdings Inc.	12,655	489,749
HC2 Holdings Inc. (a)	10,980	57,755
Healthcare Services Group Inc.	17,852	776,205
Heartland Express Inc.	11,991	215,718
Heidrick & Struggles International Inc.	4,612	144,125
Herc Holdings Inc. (a)	6,015	390,674
Heritage-Crystal Clean Inc. (a)	3,467	81,648
Herman Miller Inc.	14,818	473,435

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Hertz Global Holdings Inc. (a)	13,684	$271,627
Hill International Inc. (a)	8,500	48,450
Hillenbrand Inc.	15,736	722,282
HNI Corp.	10,948	395,113
Hub Group Inc. (a)	8,096	338,818
Hudson Technologies Inc. (a)	9,505	46,955
Hurco Companies Inc.	1,569	72,017
Huron Consulting Group Inc. (a)	5,473	208,521
Huttig Building Products Inc. (a)	6,126	32,039
Hyster-Yale Materials Handling Inc.	2,532	177,063
ICF International Inc.	4,555	266,240
IES Holdings Inc. (a)	1,968	29,815
Innerworkings Inc. (a)	11,869	107,414
Insperity Inc.	9,080	631,514
Insteel Industries Inc.	4,500	124,335
Interface Inc.	15,013	378,328
JELD-WEN Holding Inc. (a)	16,968	519,560
John Bean Technologies Corp.	7,812	885,881
Kadant Inc.	2,758	260,631
Kaman Corp.	6,774	420,801
KBR Inc.	35,045	567,379
Kelly Services Inc. Class A	7,516	218,265
Kennametal Inc.	20,347	817,136
Keyw Holding Corp., The (a)	12,213	95,994
Kforce Inc.	5,826	157,593
Kimball International Inc. Class B	9,563	162,954
KLX Inc. (a)	12,592	894,788
Knight-Swift Transportation Holdings Inc.	31,291	1,439,699
Knoll Inc.	12,100	244,299
Korn/Ferry International	13,130	677,377
Kratos Defense & Security Solutions Inc. (a)	21,642	222,696
L.B. Foster Co. Class A (a)	2,058	48,466
Lawson Products Inc. (a)	1,400	35,350
Layne Christensen Co. (a)	4,224	63,022
Lindsay Corp.	2,581	236,007
LSC Communications Inc.	8,804	153,630
LSI Industries Inc.	5,747	46,608
Lydall Inc. (a)	4,229	204,049
Manitowoc Company Inc., The (a)	7,882	224,322
Marten Transport Ltd.	9,667	220,408
Masonite International Corp. (a)	7,040	431,904
MasTec Inc. (a)	16,640	782,912
Matson Inc.	10,586	303,183
Matthews International Corp. Class A	7,851	397,261
McGrath Rentcorp	5,756	309,040
Mercury Systems Inc. (a)	11,689	564,812
Meritor Inc. (a)	20,735	426,312
Milacron Holdings Corp. (a)	16,785	338,050
Miller Industries Inc.	2,950	73,750
Mistras Group Inc. (a)	4,362	82,616
Mobile Mini Inc.	11,023	479,501
Moog Inc. Class A (a)	7,960	655,984
MRC Global Inc. (a)	22,335	367,187
MSA Safety Inc.	8,338	694,055
Mueller Industries Inc.	14,034	367,129

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Mueller Water Products Inc.	38,339	$416,745
Multi-Color Corp.	3,449	227,806
MYR Group Inc. (a)	3,968	122,294
National Presto Industries Inc.	1,201	112,594
Navigant Consulting Inc. (a)	11,424	219,798
Navios Maritime Holdings Inc. (a)	22,728	20,407
Navistar International Corp. (a)	12,467	435,971
NCI Building Systems Inc. (a)	10,421	184,452
Nexeo Solutions Inc. (a)	6,806	72,824
NL Industries Inc. (a)	1,843	14,468
NN Inc.	6,990	167,760
Northwest Pipe Co. (a)	2,409	41,676
NOW Inc. (a)	26,937	275,296
NV5 Global Inc. (a)	1,941	108,211
Omega Flex Inc.	800	52,080
On Assignment Inc. (a)	12,527	1,025,711
Orion Group Holdings Inc. (a)	6,764	44,575
Park-Ohio Holdings Corp.	2,366	91,919
Patrick Industries Inc. (a)	6,016	372,090
PGT Innovations Inc. (a)	12,017	224,117
Plug Power Inc. (a)	58,142	109,888
Ply Gem Holdings Inc. (a)	5,564	120,182
Powell Industries Inc.	2,355	63,208
Preformed Line Products Co.	760	49,468
Primoris Services Corp.	10,034	250,649
Proto Labs Inc. (a)	6,210	729,986
Quad Graphics Inc.	7,831	198,516
Quanex Building Products Corp.	9,084	158,062
R.R. Donnelley & Sons Co.	17,389	151,806
Radiant Logistics Inc. (a)	8,900	34,443
Raven Industries Inc.	9,040	316,852
RBC Bearings Inc. (a)	5,839	725,204
Red Violet Inc. (a)	486	2,962
Resources Connection Inc.	7,622	123,476
REV Group Inc.	7,516	156,032
Revolution Lighting Technologies Inc. (a)	3,077	10,554
Rexnord Corp. (a)	26,076	773,936
Roadrunner Transportation Systems Inc. (a)	8,040	20,422
RPX Corp.	11,194	119,664
Rush Enterprises Inc. Class A (a)	7,571	321,692
Rush Enterprises Inc. Class B (a)	1,298	52,413
Safe Bulkers Inc. (a)	12,292	38,966
Saia Inc. (a)	6,286	472,393
Schneider National Inc. Class B	10,319	268,913
Scorpio Bulkers Inc.	15,542	109,571
Simpson Manufacturing Co. Inc.	10,225	588,858
SiteOne Landscape Supply Inc. (a)	8,466	652,221
SkyWest Inc.	12,620	686,528
Spartan Motors Inc.	8,811	151,549
Sparton Corp. (a)	2,600	45,266
SPX Corp. (a)	10,676	346,756
SPX FLOW Inc. (a)	10,482	515,610
Standard Plus Corp. (a)	4,278	152,297
Standex International Corp.	3,115	297,015
Steelcase Inc.	21,492	292,291

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Sterling Construction Company Inc. (a)	6,528	$74,811
Sun Hydraulics Corp.	6,859	367,368
Sunrun Inc. (a)	21,207	189,379
Team Inc. (a)	7,533	103,579
Tennant Co.	4,366	295,578
Tetra Tech Inc.	13,993	684,957
Textainer Group Holdings Ltd. (a)	6,558	111,158
Thermon Group Holdings Inc. (a)	7,990	179,056
Titan International Inc.	12,202	153,867
Titan Machinery Inc. (a)	4,525	106,609
TPI Composites Inc. (a)	2,821	63,331
Trex Co. Inc. (a)	7,386	803,375
TriMas Corp. (a)	11,350	297,938
TriNet Group Inc. (a)	10,258	475,151
Triton International Ltd. of Bermuda	11,608	355,205
Triumph Group Inc.	12,140	305,928
TrueBlue Inc. (a)	10,346	267,961
Tutor Perini Corp. (a)	9,318	205,462
Twin Disc Inc. (a)	2,117	46,024
UniFirst Corp.	3,839	620,574
Universal Forest Products Inc.	14,920	484,154
Universal Logistics Holdings Inc.	2,402	50,802
US Ecology Inc.	5,353	285,315
Vectrus Inc. (a)	2,806	104,495
Veritiv Corp. (a)	3,017	118,266
Viad Corp.	4,960	260,152
Vicor Corp. (a)	4,100	117,055
Vivint Solar Inc. (a)	5,583	20,378
VSE Corp.	2,161	111,767
Wabash National Corp.	14,414	299,955
WageWorks Inc. (a)	9,877	446,440
Watts Water Technologies Inc.	6,998	543,745
Werner Enterprises Inc.	11,890	433,985
Wesco Aircraft Holdings Inc. (a)	14,370	147,293
Willdan Group Inc. (a)	1,999	56,672
Willis Lease Finance Corp. (a)	845	28,967
Woodward Inc.	13,295	952,717
YRC Worldwide Inc. (a)	8,880	78,410

		79,706,694

Information Technology (17.34%)
2U Inc. (a)	12,022	1,010,209
3D Systems Corp. (a)	27,313	316,558
8x8 Inc. (a)	22,319	416,249
A10 Networks Inc. (a)	12,771	74,327
Acacia Communications Inc. (a)	4,831	185,800
ACI Worldwide Inc. (a)	29,018	688,307
Acxiom Corp. (a)	19,613	445,411
Adtran Inc.	12,309	191,405
Advanced Energy Industries Inc. (a)	9,986	638,105
Aerohive Networks Inc. (a)	8,122	32,813
Agilysys Inc. (a)	3,514	41,887
Akoustis Technologies Inc. (a)	2,109	12,295
Alarm.com Holdings Inc. (a)	5,269	198,852
Alpha & Omega Semiconductor Ltd. (a)	5,259	81,252
Alteryx Inc. Class A (a)	5,971	203,850

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Ambarella Inc. (a)	8,121	$397,848
Amber Road Inc. (a)	5,433	48,354
American Software Inc. Class A	6,300	81,900
Amkor Technology Inc. (a)	25,519	258,507
Anixter International Inc. (a)	7,222	547,067
AppFolio Inc. Class A (a)	2,377	97,100
Applied Optoelectronics Inc. (a)	4,815	120,664
Apptio Inc. Class A (a)	5,984	169,587
Aquantia Corp. (a)	1,469	23,063
Aspen Technology Inc. (a)	18,271	1,441,399
Avid Technology Inc. (a)	9,149	41,536
AVX Corp.	11,190	185,195
Axcelis Technologies Inc. (a)	7,818	192,323
AXT Inc. (a)	9,596	69,571
Badger Meter Inc.	7,037	331,795
Bel Fuse Inc.	2,483	46,929
Belden Inc.	10,477	722,284
Benchmark Electronics Inc.	12,488	372,767
Benefitfocus Inc. (a)	4,161	101,528
Blackbaud Inc.	11,907	1,212,252
Blackhawk Network Holdings Inc. (a)	13,587	607,339
BlackLine Inc. (a)	7,066	277,058
Blucora Inc. (a)	10,931	268,903
Bottomline Technologies Inc. (a)	9,970	386,338
Box Inc. Class A (a)	20,495	421,172
Brightcove Inc. (a)	8,000	55,600
Brooks Automation Inc.	17,556	475,416
Cabot Microelectronics Corp.	6,238	668,152
CACI International Inc. Class A (a)	6,058	916,878
CalAmp Corp. (a)	8,631	197,477
Calix Inc. (a)	11,220	76,857
Callidus Software Inc. (a)	16,986	610,647
Carbonite Inc. (a)	6,186	178,157
Cardlytics Inc. (a)	1,263	18,478
Cardtronics PLC Class A (a)	11,211	250,117
Care.com Inc. (a)	3,218	52,357
Cars.com Inc. (a)	17,930	507,957
Casa Systems Inc. (a)	1,710	50,171
Cass Information Systems Inc.	3,009	179,066
CEVA Inc. (a)	5,395	195,299
ChannelAdvisor Corp. (a)	5,766	52,471
Ciena Corp. (a)	35,695	924,501
Cirrus Logic Inc. (a)	15,904	646,180
Clearfield Inc. (a)	2,800	36,120
Cloudera Inc. (a)	24,772	534,580
Cohu Inc.	7,100	161,951
CommerceHub Inc. Series A (a)	3,662	82,395
CommerceHub Inc. Series C (a)	6,993	157,273
CommVault Systems Inc. (a)	9,734	556,785
Comtech Telecommunications Corp.	5,926	177,128
Control4 Corp. (a)	6,355	136,505
Convergys Corp.	22,832	516,460
Cornerstone OnDemand Inc. (a)	13,323	521,063
Coupa Software Inc. (a)	8,004	365,142
CPI Card Group Inc.	1,189	3,585
Cray Inc. (a)	9,852	203,936
Cree Inc. (a)	24,481	986,829

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
CSG Systems International Inc.	8,356	$378,443
CTS Corp.	8,064	219,341
CyberOptics Corp. (a)	1,789	32,202
Daktronics Inc.	9,652	85,034
DHI Group Inc. (a)	12,904	20,646
Diebold Nixdorf Inc.	18,613	286,640
Digi International Inc. (a)	6,802	70,061
Digimarc Corp. (a)	2,674	64,042
Diodes Inc. (a)	9,572	291,563
DSP Group Inc. (a)	5,824	68,723
Eastman Kodak Co. (a)	4,727	25,289
Ebix Inc.	6,006	447,447
Electro Scientific Industries Inc. (a)	8,051	155,626
Electronics for Imaging Inc. (a)	11,530	315,115
Ellie Mae Inc. (a)	8,466	778,364
EMCORE Corp. (a)	6,100	34,770
Endurance International Group Holdings Inc. (a)	13,872	102,653
Entegris Inc.	35,507	1,235,644
Envestnet Inc. (a)	10,799	618,783
EPAM Systems Inc. (a)	12,476	1,428,752
ePlus inc. (a)	3,193	248,096
Etsy Inc. (a)	30,221	848,001
Everbridge Inc. (a)	4,411	161,443
Everi Holdings Inc. (a)	16,522	108,550
EVERTEC Inc.	15,417	252,068
Exlservice Holdings Inc. (a)	8,112	452,406
Extreme Networks Inc. (a)	28,427	314,687
Fabrinet (a)	8,937	280,443
Fair Isaac Corp. (a)	7,477	1,266,379
FARO Technologies Inc. (a)	4,075	237,980
Finisar Corp. (a)	28,467	450,063
Fitbit Inc. Class A (a)	49,225	251,048
Five9 Inc. (a)	13,196	393,109
ForeScout Technologies Inc. (a)	1,219	39,544
Formfactor Inc. (a)	18,292	249,686
Gerber Scientific Inc. Escrow Shares (a) (b) (c)	6,402	0
Glu Mobile Inc. (a)	25,548	96,316
Gogo Inc. (a)	14,431	124,540
GrubHub Inc. (a)	21,455	2,177,039
GSI Technology Inc. (a)	3,595	26,639
GTT Communications Inc. (a)	7,727	438,121
Hackett Group Inc., The	5,994	96,264
Harmonic Inc. (a)	19,093	72,553
Hortonworks Inc. (a)	12,966	264,117
HubSpot Inc. (a)	8,717	944,051
Ichor Holdings Ltd. (a)	4,488	108,654
II-VI Inc. (a)	15,031	614,768
Immersion Corp. (a)	7,200	86,040
Imperva Inc. (a)	8,504	368,223
Impinj Inc. (a)	4,702	61,220
Infinera Corp. (a)	36,774	399,366
Information Services Group Inc. (a)	8,219	34,355
Inphi Corp. (a)	10,412	313,401
Insight Enterprises Inc. (a)	8,849	309,096
Instructure Inc. (a)	5,509	232,204

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Integrated Device Technology Inc. (a)	33,350	$1,019,176
InterDigital Inc.	8,574	631,046
Internap Corp. (a)	5,197	57,167
Intevac Inc. (a)	4,950	34,155
Iteris Inc. (a)	5,899	29,259
Itron Inc. (a)	8,530	610,322
j2 Global Inc.	11,553	911,763
Kemet Corp. (a)	14,085	255,361
Kimball Electronics Inc. (a)	6,532	105,492
Knowles Corp. (a)	21,889	275,583
Kopin Corp. (a)	14,398	44,922
KVH Industries Inc. (a)	4,200	43,470
Lattice Semiconductor Corp. (a)	30,996	172,648
Leaf Group Ltd. (a)	2,877	20,283
Limelight Networks Inc. (a)	22,801	93,712
Liquidity Services Inc. (a)	6,312	41,028
Littelfuse Inc.	6,030	1,255,325
LivePerson Inc. (a)	13,900	227,265
Lumentum Holdings Inc. (a)	15,355	979,649
MACOM Technology Solutions Holdings Inc. (a)	10,075	167,245
Majesco (a)	1,657	8,384
ManTech International Corp. Class A	6,394	354,675
MAXIMUS Inc.	16,068	1,072,378
MaxLinear Inc. Class A (a)	15,297	348,007
Maxwell Technologies Inc. (a)	8,011	47,505
Meet Group Inc., The (a)	17,610	36,805
Mesa Laboratories Inc.	784	116,377
Methode Electronics Inc.	8,774	343,063
MicroStrategy Inc. (a)	2,347	302,740
Microvision Inc. (a)	17,382	19,642
MINDBODY, Inc. Class A (a)	10,821	420,937
Mitek Systems Inc. (a)	7,422	54,923
MKS Instruments Inc.	13,473	1,558,152
MobileIron Inc. (a)	14,194	70,260
Model N Inc. (a)	6,089	109,906
MoneyGram International Inc. (a)	7,844	67,615
Monolithic Power Systems Inc.	9,985	1,155,963
Monotype Imaging Holdings Inc.	10,509	235,927
MTS Systems Corp.	4,398	227,157
MuleSoft Inc. Class A (a)	6,199	272,632
Nanometrics Inc. (a)	5,957	160,243
Napco Security Technologies Inc. (a)	2,964	34,679
NeoPhotonics Corp. (a)	7,930	54,321
NETGEAR Inc. (a)	7,745	443,014
NetScout Systems Inc. (a)	20,997	553,271
New Relic Inc. (a)	7,647	566,796
NIC Inc.	15,736	209,289
Novanta Inc. (a)	8,035	419,025
Nutanix Inc. Class A (a)	27,395	1,345,368
NVE Corp.	1,200	99,732
Oclaro Inc. (a)	41,872	400,296
Okta Inc. (a)	4,879	194,428
Ominto Inc. (a)	3,611	10,364
OSI Systems Inc. (a)	4,331	282,684
Park City Group Inc. (a)	3,278	28,683

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Park Electrochemical Corp.	4,835	$81,421
Paycom Software Inc. (a)	12,311	1,322,078
Paylocity Holding Corp. (a)	6,574	336,786
PC Connection Inc.	3,077	76,925
PCM Inc. (a)	2,601	21,588
PDF Solutions Inc. (a)	7,160	83,486
Pegasystems Inc.	9,157	555,372
Perficient Inc. (a)	8,682	198,991
Photronics Inc. (a)	16,672	137,544
Pixelworks Inc. (a)	7,296	28,236
Plantronics Inc.	8,237	497,268
Plexus Corp. (a)	8,394	501,374
Power Integrations Inc.	7,178	490,616
Presidio Inc. (a)	7,861	122,946
Progress Software Corp.	11,506	442,406
Proofpoint Inc. (a)	10,912	1,240,149
PROS Holdings Inc. (a)	6,545	216,050
Pure Storage Inc. Class A (a)	24,213	483,049
Q2 Holdings Inc. (a)	7,979	363,443
QAD Inc. Class A	2,458	102,376
Qualys Inc. (a)	8,046	585,347
Quantenna Communications Inc. (a)	5,499	75,336
Quantum Corp. (a)	7,197	26,197
QuinStreet Inc. (a)	9,284	118,557
Quotient Technology Inc. (a)	19,186	251,337
Radisys Corp. (a)	8,993	5,765
Rambus Inc. (a)	26,576	356,916
Rapid7 Inc. (a)	6,901	176,459
Realnetworks Inc. (a)	5,369	16,429
RealPage Inc. (a)	14,612	752,518
Reis Inc.	2,456	52,681
Ribbon Communications Inc. (a)	12,121	61,817
RingCentral Inc. Class A (a)	16,277	1,033,590
Rogers Corp. (a)	4,517	539,962
Rosetta Stone Inc. (a)	3,984	52,390
Rubicon Project Inc., The (a)	11,730	21,114
Rudolph Technologies Inc. (a)	7,768	215,174
SailPoint Technologies Holdings Inc. (a)	4,981	103,057
Sanmina Corp. (a)	17,677	462,254
ScanSource Inc. (a)	6,161	219,024
Science Applications International Corp.	10,717	844,500
SecureWorks Corp. Class A (a)	1,458	11,781
Semtech Corp. (a)	16,364	639,014
SendGrid Inc. (a)	1,982	55,773
ServiceSource International Inc. (a)	19,725	75,152
Shutterstock Inc. (a)	4,662	224,475
Sigma Designs Inc. (a)	8,600	53,320
Silicon Laboratories Inc. (a)	10,504	944,310
SMART Global Holdings Inc. (a)	2,378	118,520
SPS Commerce Inc. (a)	4,130	264,609
Stamps.com Inc. (a)	4,081	820,485
StarTek Inc. (a)	2,819	27,570
Stratasys Ltd. (a)	12,590	254,066
SunPower Corp. (a)	15,542	124,025
Super Micro Computer Inc. (a)	10,065	171,105
Sykes Enterprises Inc. (a)	9,996	289,284

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Synaptics Inc. (a)	8,522	$389,711
Synchronoss Technologies Inc. (a)	10,978	115,818
SYNNEX Corp.	7,211	853,782
Syntel Inc. (a)	8,102	206,844
Systemax Inc.	2,760	78,798
Tech Data Corp. (a)	8,769	746,505
TechTarget (a)	4,626	91,965
TeleNav Inc. (a)	6,690	36,126
Tintri Inc. (a)	3,415	5,840
TiVo Corp.	30,173	408,844
Trade Desk Inc., The Class A (a)	6,063	300,846
Travelport Worldwide Ltd.	30,568	499,481
TrueCar Inc. (a)	17,760	168,010
TTEC Holdings Inc.	3,364	103,275
TTM Technologies Inc. (a)	23,003	351,716
Tucows Inc. Class A (a)	2,328	130,368
Twilio Inc. Class A (a)	15,523	592,668
Ubiquiti Networks Inc. (a)	5,596	385,005
Ultra Clean Holdings Inc. (a)	9,435	181,624
Unisys Corp. (a)	12,603	135,482
Upland Software Inc. (a)	1,863	53,636
USA Technologies Inc. (a)	12,014	108,126
Varonis Systems Inc. (a)	4,987	301,714
VASCO Data Security International Inc. (a)	7,366	95,390
Veeco Instruments Inc. (a)	11,730	199,410
VeriFone Systems Inc. (a)	27,437	421,981
Verint Systems Inc. (a)	15,826	674,188
Veritone Inc. (a)	681	9,480
ViaSat Inc. (a)	13,577	892,280
Viavi Solutions Inc. (a)	56,797	552,067
Virnetx Holding Corp. (a)	13,675	54,016
Virtusa Corp. (a)	6,669	323,180
Vishay Intertechnology Inc.	33,104	615,734
Vishay Precision Group Inc. (a)	2,416	75,258
Web.com Group Inc. (a)	9,499	171,932
Workiva Inc. (a)	6,489	153,789
Xcerra Corp. (a)	13,396	156,063
XO Group Inc. (a)	5,893	122,280
Xperi Corp.	12,463	263,587
Yelp Inc. (a)	20,060	837,505
Yext Inc. (a)	5,675	71,789
Zendesk Inc. (a)	24,936	1,193,686
Zix Corp. (a)	13,900	59,353

		91,570,221

Materials (4.26%)
A. Schulman Inc.	7,072	304,096
Advanced Emissions Solutions Inc.	1,097	12,528
AdvanSix Inc. (a)	7,438	258,694
AgroFresh Solutions Inc. (a)	5,362	39,411
AK Steel Holding Corp. (a)	79,656	360,842
Allegheny Technologies Inc. (a)	31,231	739,550
American Vanguard Corp.	7,413	149,743
Ampco-Pittsburgh Corp.	2,461	21,903
Balchem Corp.	7,928	648,114

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Boise Cascade Co.	9,759	$376,697
Carpenter Technology Corp.	11,622	512,763
Century Aluminum Co. (a)	12,681	209,744
Chase Corp.	1,756	204,486
Clearwater Paper Corp. (a)	3,980	155,618
Cleveland-Cliffs Inc. (a)	74,053	514,668
Coeur Mining Inc. (a)	46,179	369,432
Commercial Metals Co.	28,522	583,560
Compass Minerals International Inc.	8,447	509,354
Core Molding Technologies Inc.	1,883	33,574
Ferro Corp. (a)	21,011	487,875
Ferroglobe Representation & Warranty Insurance Trust - Beneficial Interest Units (a) (b) (c)	19,356	0
Flotek Industries Inc. (a)	14,591	89,005
Forterra Inc. (a)	5,028	41,833
FutureFuel Corp.	6,273	75,213
GCP Applied Technologies Inc. (a)	17,879	519,385
Gold Resource Corp.	13,014	58,693
Greif Inc. Class A	6,274	327,817
Greif Inc. Class B	1,454	84,696
Hawkins Inc.	2,466	86,680
Haynes International Inc.	3,086	114,521
HB Fuller Co.	12,619	627,543
Hecla Mining Co.	98,415	361,183
Ingevity Corp. (a)	10,579	779,567
Innophos Holdings Inc.	4,816	193,651
Innospec Inc.	5,978	410,091
Intrepid Potash Inc. (a)	24,252	88,277
Kaiser Aluminum Corp.	4,091	412,782
Kapstone Paper and Packaging Corp.	21,728	745,488
Klondex Mines Ltd. (a)	45,697	107,388
KMG Chemicals Inc.	3,254	195,077
Koppers Holdings Inc. (a)	5,005	205,706
Kraton Corp. (a)	7,585	361,880
Kronos Worldwide Inc.	5,490	124,074
Louisiana-Pacific Corp.	36,422	1,047,861
LSB Industries Inc. (a)	5,393	33,059
Materion Corp.	4,937	252,034
Minerals Technologies Inc.	8,746	585,545
Myers Industries Inc.	5,966	126,181
Neenah Inc.	4,070	319,088
Olympic Steel Inc.	2,192	44,958
Omnova Solutions Inc. (a)	10,763	113,012
P. H. Glatfelter Co.	10,823	222,196
PolyOne Corp.	20,010	850,825
PQ Group Holdings Inc. (a)	7,476	104,440
Quaker Chemical Corp.	3,237	479,497
Ramaco Resources Inc. (a)	2,182	15,689
Rayonier Advanced Materials Inc.	12,374	265,670
Ryerson Holding Corp. (a)	4,389	35,770
Schnitzer Steel Industries Inc. Class A	6,640	214,804
Schweitzer-Mauduit International Inc.	7,687	300,946
Sensient Technologies Corp.	10,818	763,534
Stepan Co.	4,980	414,236

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Summit Materials Inc. Class A (a)	27,572	$834,880
SunCoke Energy Inc. (a)	15,861	170,664
TimkenSteel Corp. (a)	9,842	149,500
Trecora Resources (a)	5,000	68,000
Tredegar Corp.	6,499	116,657
Trinseo SA	11,102	822,103
Tronox Ltd. Class A	22,360	412,318
UFP Technologies Inc. (a)	1,613	47,584
United States Lime & Minerals Inc.	472	34,541
US Concrete Inc. (a)	4,049	244,560
Valhi Inc.	5,611	34,003
Verso Corp. Class A (a)	8,620	145,161
Warrior Met Coal Inc.	8,185	229,262
Worthington Industries Inc.	10,961	470,444

		22,472,224

Real Estate (6.27%)
Acadia Realty Trust	20,728	509,909
Agree Realty Corp.	7,167	344,303
Alexander & Baldwin Inc.	16,879	390,411
Alexander’s Inc.	530	202,052
Altisource Portfolio Solutions SA (a)	2,641	70,145
American Assets Trust Inc.	10,220	341,450
Americold Realty Trust	13,025	248,517
Armada Hoffler Properties Inc.	12,177	166,703
Ashford Hospitality Prime Inc.	6,926	67,321
Ashford Hospitality Trust Inc.	19,406	125,363
Bluerock Residential Growth REIT Inc.	6,811	57,894
CareTrust REIT Inc.	18,945	253,863
CatchMark Timber Trust Inc. Class A	10,808	134,776
CBL & Associates Properties Inc.	41,619	173,551
Cedar Realty Trust Inc.	22,485	88,591
Chatham Lodging Trust	10,794	206,705
Chesapeake Lodging Trust	14,778	410,976
City Office REIT Inc.	8,369	96,746
Clipper Realty Inc.	4,105	34,769
Community Healthcare Trust Inc.	4,338	111,660
Consolidated-Tomoka Land Co.	1,059	66,558
CorEnergy Infrastructure Trust Inc.	2,920	109,617
Cousins Properties Inc.	104,699	908,787
DiamondRock Hospitality Co.	49,996	521,958
Easterly Government Properties Inc.	10,098	205,999
EastGroup Properties Inc.	8,604	711,207
Education Realty Trust Inc.	18,986	621,792
Farmland Partners Inc.	7,973	66,575
First Industrial Realty Trust Inc.	29,739	869,271
Forestar Group Inc. (a)	2,488	52,621
Four Corners Property Trust Inc.	15,765	364,014
Franklin Street Properties Corp.	25,924	218,021
Front Yard Residential Corp.	12,496	125,585
FRP Holdings Inc. (a)	1,608	90,048
Geo Group Inc., The	30,637	627,139
Getty Realty Corp.	7,788	196,413
Gladstone Commercial Corp.	7,031	121,918
Global Medical REIT Inc.	3,968	27,578

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Global Net Lease Inc.	17,067	$288,091
Government Properties Income Trust	10,220	139,605
Gramercy Property Trust	40,043	870,134
Griffin Industrial Realty Inc.	289	10,846
Healthcare Realty Trust Inc.	30,943	857,431
Hersha Hospitality Trust	9,628	172,341
HFF Inc. Class A	9,214	457,936
Independence Realty Trust Inc.	20,428	187,529
Industrial Logistics Properties Trust (a)	4,902	99,707
InfraREIT Inc. (a)	10,508	204,170
Investors Real Estate Trust	30,056	155,991
iStar Inc. (a)	15,779	160,472
Jernigan Capital Inc.	3,293	59,603
Kennedy-Wilson Holdings Inc.	30,355	528,177
Kite Realty Group Trust	20,668	314,774
LaSalle Hotel Properties	28,593	829,483
Lexington Realty Trust	55,706	438,406
LTC Properties Inc.	10,039	381,482
Mack-Cali Realty Corp.	22,428	374,772
Marcus & Millichap Inc. (a)	3,933	141,824
Maui Land & Pineapple Company Inc. (a)	1,677	19,537
MedEquities Realty Trust Inc.	7,912	83,155
Monmouth Real Estate Investment Corp. Class A	18,563	279,188
National Health Investors Inc.	10,035	675,255
National Storage Affiliates Trust	12,659	317,488
New Senior Investment Group Inc.	20,291	165,980
Newmark Group Inc. Class A (a)	5,786	87,889
NexPoint Residential Trust Inc.	4,766	118,387
NorthStar Realty Europe Corp.	13,709	178,491
One Liberty Properties Inc.	3,687	81,483
Pebblebrook Hotel Trust	17,356	596,179
Pennsylvania Real Estate Investment Trust	17,907	172,803
Physicians Realty Trust	45,424	707,252
PotlatchDeltic Corp.	15,131	787,569
Preferred Apartment Communities Inc. Class A	9,839	139,615
PS Business Parks Inc.	5,001	565,313
QTS Realty Trust Inc. Class A	12,272	444,492
Quality Care Properties Inc. (a)	23,369	454,060
Rafael Holdings Inc. Class B (a)	2,153	10,440
RAIT Financial Trust	24,094	3,891
Ramco-Gershenson Properties Trust	19,843	245,259
RE/MAX Holdings Inc. Class A	4,461	269,667
Redfin Corp. (a)	14,518	331,446
Retail Opportunity Investments Corp.	27,573	487,215
Rexford Industrial Realty Inc.	19,428	559,332
RLJ Lodging Trust	42,549	827,153
RMR Group Inc., The Class A	1,713	119,824
Ryman Hospitality Properties Inc.	11,083	858,378
Sabra Health Care REIT Inc.	44,438	784,331
Safety, Income & Growth Inc.	2,358	37,704
Saul Centers Inc.	3,039	154,898
Select Income REIT	16,098	313,589
Seritage Growth Properties Class A	6,384	226,951

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
St. Joe Co., The (a)	10,976	$206,898
STAG Industrial Inc.	23,539	563,053
Stratus Properties Inc. (a)	1,721	51,974
Summit Hotel Properties Inc.	25,828	351,519
Sunstone Hotel Investors Inc.	56,588	861,269
Tejon Ranch Co. (a)	4,363	100,829
Terreno Realty Corp.	13,543	467,369
Tier REIT Inc.	12,005	221,852
Transcontinental Realty Investors Inc. (a)	421	17,097
Trinity Place Holdings Inc. (a)	5,830	37,895
UMH Properties Inc.	7,732	103,686
Universal Health Realty Income Trust	3,158	189,796
Urban Edge Properties	25,721	549,143
Urstadt Biddle Properties Inc. Class A	7,212	139,192
Washington Prime Group Inc.	47,559	317,219
Washington Real Estate Investment Trust	19,759	539,421
Whitestone REIT	10,011	104,014
Xenia Hotels & Resorts Inc.	27,326	538,867

		33,078,887

Telecommunication Services (0.59%)
ATN International Inc.	2,674	159,424
Boingo Wireless Inc. (a)	9,619	238,263
Cincinnati Bell Inc. (a)	10,275	142,309
Cogent Communications Holdings Inc.	10,352	449,277
Consolidated Communications Holdings Inc.	16,066	176,083
Frontier Communications Corp.	19,185	142,353
Globalstar Inc. (a)	143,113	98,390
Hawaiian Telcom Holdco Inc. (a)	1,724	45,996
IDT Corp. Class B	4,305	26,992
Intelsat SA (a)	10,207	38,378
Iridium Communications Inc. (a)	20,513	230,771
Ooma Inc. (a)	4,383	47,775
Orbcomm Inc. (a)	16,700	156,479
pdvWireless Inc. (a)	2,311	68,983
Shenandoah Telecommunications Co.	11,686	420,696
Spok Holdings Inc.	4,837	72,313
Vonage Holdings Corp. (a)	51,112	544,343
Windstream Holdings Inc.	48,430	68,287

		3,127,112

Utilities (3.24%)
ALLETE Inc.	12,746	920,899
American States Water Co.	9,174	486,772
AquaVenture Holdings Ltd. (a)	2,972	36,912
Artesian Resources Corp. Class A	1,986	72,449
Atlantic Power Corp. (a)	28,783	60,444
Avista Corp.	16,104	825,330
Black Hills Corp.	13,365	725,720
Cadiz Inc. (a)	5,366	72,441
California Water Service Group	12,104	450,874
Chesapeake Utilities Corp.	3,976	279,712
Connecticut Water Service Inc.	2,859	173,055

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Consolidated Water Co. Ltd. Ordinary Shares	3,600	$52,380
Dynegy Inc. (a)	32,169	434,925
El Paso Electric Co.	10,004	510,204
Genie Energy Ltd. Class B	3,000	14,970
Global Water Resources Inc.	2,059	18,469
Idacorp Inc.	12,499	1,103,287
MGE Energy Inc.	8,819	494,746
Middlesex Water Co.	4,153	152,415
New Jersey Resources Corp.	21,662	868,646
Northwest Natural Gas Co.	7,094	408,969
NorthWestern Corp.	12,423	668,357
NRG Yield Inc. Class A	9,542	156,870
NRG Yield Inc. Class C	15,495	263,415
ONE Gas Inc.	12,983	857,138
Ormat Technologies Inc.	10,076	568,085
Otter Tail Corp.	9,863	427,561
Pattern Energy Group Inc.	19,755	341,564
PNM Resources Inc.	20,014	765,536
Portland General Electric Co.	22,357	905,682
Pure Cycle Corp. (a)	4,046	38,235
RGC Resources Inc.	1,598	40,589
SJW Group	4,022	212,000
South Jersey Industries Inc.	19,949	561,764
Southwest Gas Holdings Inc.	11,873	802,971
Spark Energy Inc. Class A	3,020	35,787
Spire Inc.	11,788	852,272
TerraForm Power Inc. Class A	11,461	122,977
Unitil Corp.	3,637	168,793
WGL Holdings Inc.	12,812	1,071,856

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
York Water Co., The	3,300	$102,251

		17,127,322

Total Common Stocks
(cost $352,920,238)		522,631,987

Short-term Investments (0.89%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.56% (d)	4,691,312	4,691,312

Total Short-term Investments
(cost $4,691,312)		4,691,312

TOTAL INVESTMENTS (99.87%)
(cost $357,611,550)		527,323,299
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (0.13%)		685,924

NET ASSETS (100.00%)		$528,009,223

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	Security was valued using significant unobservable inputs.

(d)	Rate shown is the 7-day yield as of March 31, 2018.

(e)	At March 31, 2018, cash in the amount of $280,000 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	72	June 2018	$5,686,118	$5,512,320	$(173,798)

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (a) (98.41%)
Australia (6.55%)
AGL Energy Ltd.	12,685	$212,608
Alumina Ltd.	44,040	80,806
Amcor Ltd.	23,377	255,986
AMP Ltd.	56,143	216,664
APA Group	22,115	134,658
Aristocrat Leisure Ltd.	10,755	200,801
ASX Ltd.	3,736	161,909
Aurizon Holdings Ltd.	38,585	126,586
AusNet Services	36,364	47,036
Australia & New Zealand Banking Group Ltd.	57,988	1,206,924
Bank of Queensland Ltd.	8,455	71,769
Bendigo and Adelaide Bank Ltd.	9,322	70,977
BGP Holdings PLC (b) (c) (d)	183,756	0
BHP Billiton Ltd.	63,077	1,398,133
BlueScope Steel Ltd.	11,558	135,982
Boral Ltd.	21,808	125,795
Brambles Ltd.	32,065	247,473
Caltex Australia Ltd.	5,407	131,342
Challenger Ltd.	11,648	104,317
CIMIC Group Ltd.	2,074	71,382
Coca-Cola Amatil Ltd.	11,437	76,586
Cochlear Ltd.	1,127	158,284
Commonwealth Bank of Australia	34,323	1,919,403
Computershare Ltd.	9,303	124,757
Crown Resorts Ltd.	7,339	72,077
CSL Ltd.	8,975	1,081,294
Dexus	20,341	146,470
Domino’s Pizza Enterprises Ltd.	1,181	38,055
Flight Centre Travel Group Ltd.	1,064	46,839
Fortescue Metals Group Ltd.	32,279	108,737
Goodman Group	37,022	240,721
GPT Group	33,921	124,321
Harvey Norman Holdings Ltd.	11,319	32,363
Healthscope Ltd.	37,570	56,292
Incitec Pivot Ltd.	34,102	92,810
Insurance Australia Group Ltd.	45,987	266,261
James Hardie Industries PLC	8,039	142,673
LendLease Group	11,207	150,252
Macquarie Group Ltd.	6,341	505,613
Medibank Private Ltd.	47,732	107,136
Mirvac Group	77,776	129,255
National Australia Bank Ltd.	53,116	1,172,617
Newcrest Mining Ltd.	14,648	220,930
Oil Search Ltd.	27,744	154,110
Orica Ltd.	7,280	100,207
Origin Energy Ltd. (c)	35,778	241,451
QBE Insurance Group Ltd.	26,438	197,247
Ramsay Health Care Ltd.	2,844	137,018
REA Group Ltd.	1,046	64,221
Rio Tinto Ltd.	8,136	460,922
Santos Ltd. (c)	37,844	149,257
Scentre Group	103,061	304,123
Seek Ltd.	6,996	100,906
Sonic Healthcare Ltd.	7,802	138,050
South32 Ltd.	100,393	252,305

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Stockland	48,738	$151,229
Suncorp Group Ltd.	26,042	268,583
Sydney Airport	22,252	115,372
Tabcorp Holding Ltd.	37,731	127,950
Telstra Corp. Ltd.	83,524	202,184
TPG Telecom Ltd.	7,255	30,825
Transurban Group	43,634	384,791
Treasury Wine Estates Ltd.	14,499	189,433
Vicinity Centres	60,283	112,048
Wesfarmers Ltd.	22,327	715,465
Westfield Corp.	39,848	261,368
Westpac Banking Corp.	67,193	1,488,287
Woodside Petroleum Ltd.	18,794	426,197
Woolworths Group Ltd.	25,414	515,829

		19,304,272

Austria (0.26%)
Andritz AG	1,161	64,921
Erste Group Bank AG	6,092	306,265
OMV AG	2,973	173,406
Raiffeisen Bank International AG (c)	2,187	85,183
VoestAlpine AG	2,369	124,271

		754,046

Belgium (1.12%)
Ageas	3,934	203,012
Anheuser-Busch InBev SA/NV	14,892	1,637,326
Colruyt SA	1,375	76,106
Groupe Bruxelles Lambert SA	1,481	169,387
KBC Group NV	4,898	426,512
Proximus SA	3,216	99,995
Solvay SA	1,497	208,052
Telenet Group Holding NV (c)	1,033	69,051
UCB SA	2,552	207,831
Umicore SA	3,844	203,637

		3,300,909

Denmark (1.81%)
A.P. Moller-Maersk A/S Class A	76	111,966
A.P. Moller-Maersk A/S Class B	132	205,996
Carlsberg A/S Class B	2,029	242,252
Chr. Hansen Holding A/S	2,028	175,518
Coloplast A/S Class B	2,249	190,753
Danske Bank A/S	14,892	557,978
DSV A/S	3,835	302,767
Genmab A/S (c)	1,167	251,424
H. Lundbeck A/S	1,396	78,408
ISS A/S	3,443	127,871
Novo Nordisk A/S Class B	36,907	1,815,302
Novozymes A/S B Shares	4,358	226,879
Orsted A/S (e)	3,580	232,921
Pandora A/S	2,159	233,595
TDC A/S (c)	16,066	133,132
Tryg A/S	2,594	60,438
Vestas Wind Systems A/S	4,220	301,949

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
William Demant Holding A/S (c)	2,417	$90,034

		5,339,183

Finland (1.01%)
Elisa OYJ	3,002	135,778
Fortum OYJ	8,564	183,980
Kone Corp. OYJ Class B	6,558	327,296
Metso OYJ	2,272	71,683
Neste OYJ	2,616	182,087
Nokia OYJ	114,579	632,718
Nokian Renkaat OYJ	2,334	105,997
Orion OYJ Class B	2,131	65,235
Sampo OYJ A Shares	8,682	483,697
Stora Enso OYJ R Shares	11,110	204,273
UPM-Kymmene OYJ	10,342	383,418
Wartsila OYJ Class B	9,012	199,123

		2,975,285

France (10.77%)
Accor SA	3,777	204,052
Aeroports de Paris (ADP)	626	136,381
Air Liquide SA	8,454	1,037,454
Airbus SE	11,477	1,328,551
Alstom SA	3,114	140,449
Amundi SA (e)	1,087	87,294
ArcelorMittal (c)	12,965	411,798
Arkema	1,387	181,068
AtoS	1,846	252,921
AXA SA	38,467	1,022,568
BioMerieux	686	56,499
BNP Paribas SA	22,143	1,642,140
Bollore	17,804	94,973
Bouygues SA	4,298	215,494
Bureau Veritas SA	5,248	136,417
Capgemini SE	3,246	405,018
Carrefour SA	11,866	246,099
Casino Guichard Perrachon SA	1,133	55,493
CNP Assurances	3,501	88,380
Compagnie de Saint-Gobain	9,824	518,756
Compagnie Generale des Etablissements Michelin	3,356	496,831
Credit Agricole SA	22,643	369,194
Danone	11,915	966,095
Dassault Aviation SA	47	89,789
Dassault Systemes SA	2,596	353,039
Edenred	4,505	156,695
Eiffage SA	1,386	157,853
Electricite de France	11,697	169,355
Engie	35,267	588,905
Essilor International SA	4,188	564,964
Eurazeo SA	889	81,856
Eurofins Scientific SE	227	119,623
Eutelsat Communications	3,828	75,873
Faurecia	1,305	105,595
Fonciere des Regions	704	77,664
Gecina SA	913	158,434
Getlink SE	9,570	136,620

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Hermes International	643	$381,139
ICADE	673	65,338
Iliad SA	548	113,449
Imerys SA	755	73,374
Ingenico Group	1,143	92,774
Ipsen SA	759	117,976
JC Decaux SA	1,523	52,963
Kering	1,492	715,588
Klepierre SA	4,125	166,267
Lagardere SCA	2,491	71,153
Legrand SA	5,245	411,526
L’Oreal SA	4,979	1,124,550
LVMH Moet Hennessy Louis Vuitton SE	5,451	1,679,852
Natixis SA	19,396	159,150
Orange SA	40,305	685,098
Pernod Ricard SA	4,189	697,503
Peugeot SA	11,046	265,981
Publicis Groupe	4,170	290,365
Remy Cointreau SA	473	67,470
Renault SA	3,581	434,546
Rexel SA	6,135	103,925
Safran SA	6,385	677,638
Sanofi	22,492	1,804,759
Schneider Electric SE (Paris)	11,331	997,823
SCOR SE	3,435	140,235
SEB SA	468	89,514
SES	7,015	94,955
Societe BIC SA	562	55,866
Societe Generale	15,163	823,508
Sodexo	1,862	187,407
STMicroelectronics NV	12,500	278,171
Suez	6,960	100,850
Teleperformance	978	151,665
Thales SA	2,095	255,220
Total SA	47,028	2,695,627
UbiSoft Entertainment SA (c)	1,158	98,004
Unibail-Rodamco SE (Amsterdam)	1,971	450,223
Valeo SA	4,827	319,306
Veolia Environnement	9,524	226,265
Vinci SA	9,968	981,798
Vivendi	20,783	539,003
Wendel	570	88,881

		31,756,895

Germany (9.05%)
1&1 Drillisch AG	979	66,055
adidas AG	3,717	904,336
Allianz SE Reg.	8,801	1,989,529
Axel Springer SE	977	81,729
BASF SE	18,040	1,829,567
Bayer AG Reg.	16,370	1,845,451
Bayerische Motoren Werke (BMW) AG	6,546	712,006
Beiersdorf AG	2,035	230,622
Brenntag AG	3,186	189,669
Commerzbank AG (c)	20,892	271,226
Continental AG	2,201	607,941

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Covestro AG (e)	3,219	$316,965
Daimler AG Registered Shares	18,994	1,618,289
Deutsche Bank AG Reg.	40,987	571,787
Deutsche Boerse AG	3,780	516,738
Deutsche Lufthansa AG Reg.	4,678	149,544
Deutsche Post AG	19,146	838,581
Deutsche Telekom AG	66,010	1,079,970
Deutsche Wohnen SE	7,088	330,727
E.ON SE	44,667	496,345
Evonik Industries AG	3,382	119,261
Fraport AG	842	83,099
Fresenius Medical Care AG & Co. KGaA	4,152	424,055
Fresenius SE & Co. KGaA	8,197	626,782
GEA Group AG	3,722	158,284
Hannover Rueck SE	1,190	162,354
HeidelbergCement AG	2,989	293,645
Henkel AG & Co. KGaA	2,003	252,345
Hochtief AG	417	77,949
Hugo Boss AG	1,323	115,256
Infineon Technologies AG	22,338	600,741
Innogy SE (e)	2,906	137,742
K+S AG Reg.	4,041	116,712
KION Group AG	1,439	134,346
Lanxess AG	1,847	141,584
Linde AG Tender Shares (c)	3,642	769,588
MAN AG	711	82,909
Merck KGaA	2,625	251,863
Metro AG	3,642	64,428
MTU Aero Engines AG	973	163,987
Muenchener Rueckversicherungs- Gesellschaft AG Reg.	3,051	709,483
Osram Licht AG	1,918	141,140
ProSiebenSat.1 Media SE	4,598	159,258
QIAGEN NV (c)	4,321	139,691
RTL Group SA	781	64,842
RWE AG (c)	10,068	248,863
SAP SE	19,372	2,033,706
Siemens AG Reg.	15,092	1,925,698
Siemens Healthineers AG (c) (e)	2,957	121,469
Symrise AG	2,173	174,969
Telefonica Deutschland Holding AG	13,509	63,477
ThyssenKrupp AG	8,154	212,918
Uniper SE	3,922	119,523
United Internet AG Reg.	2,483	156,455
Volkswagen AG	655	131,098
Vonovia SE	9,187	455,581
Wirecard AG	2,312	274,068
Zalando SE (c) (e)	2,246	122,561

		26,678,807

Hong Kong (3.57%)
AIA Group Ltd.	238,842	2,041,782
ASM Pacific Technology Ltd.	4,692	66,102
Bank of East Asia Ltd., The	25,198	100,966
BOC Hong Kong Holdings Ltd.	74,500	365,480

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
CK Asset Holdings Ltd.	50,581	$426,857
CK Hutchison Holdings Ltd.	54,081	649,797
CK Infrastructure Holdings Ltd.	13,611	111,560
CLP Holdings Ltd.	33,005	336,519
First Pacific Company Ltd.	44,353	24,105
Galaxy Entertainment Group Ltd.	47,880	439,475
Hang Lung Group Ltd.	18,000	59,031
Hang Lung Properties Ltd.	33,000	77,452
Hang Seng Bank Ltd.	15,043	349,518
Henderson Land Development Co. Ltd.	24,231	158,884
HK Electric Investments (e)	3,500	3,385
HKT Trust and HKT Ltd.	73,100	91,977
Hong Kong & China Gas Co. Ltd.	166,163	342,422
Hong Kong Exchanges & Clearing Ltd.	23,479	773,329
Hongkong Land Holdings Ltd.	24,200	167,198
Hysan Development Co. Ltd.	11,916	63,236
Jardine Matheson Holdings Ltd.	4,300	264,993
Jardine Strategic Holdings Ltd.	4,300	165,308
Kerry Properties Ltd.	12,328	55,747
Kingston Financial Group Ltd.	78,000	35,187
Li & Fung Ltd.	115,240	56,811
Link REIT	44,762	383,687
Melco Resorts & Entertainment Ltd. ADR	5,004	145,016
MGM China Holdings Ltd.	17,454	45,396
Minth Group Ltd.	12,000	55,057
MTR Corporation Ltd.	30,526	164,784
New World Development Company Ltd.	111,318	158,656
NWS Holdings Ltd.	33,601	61,203
PCCW Ltd.	83,704	48,579
Power Assets Holdings Ltd.	28,982	258,907
Sands China Ltd.	45,972	249,827
Shangri-La Asia Ltd.	26,974	54,770
Sino Land Co. Ltd.	64,946	105,268
SJM Holdings Ltd.	38,022	33,311
Sun Hung Kai Properties Ltd.	29,099	461,887
Swire Pacific Ltd. Class A	10,821	109,580
Swire Properties Ltd.	23,996	84,398
Techtronic Industries Company Ltd.	27,999	164,329
WH Group Ltd. (e)	167,000	178,938
Wharf Holdings Ltd., The	24,700	85,519
Wharf Real Estate Investment Co. (c)	24,700	161,449
Wheelock and Co. Ltd.	16,104	118,123
Wynn Macau Ltd.	29,936	109,722
Yue Yuen Industrial Holdings Ltd.	14,000	56,091

		10,521,618

Ireland (0.45%)
AIB Group PLC	15,836	95,315
Bank of Ireland Group PLC (c)	20,024	175,468
CRH PLC (Dublin)	16,808	569,319
Kerry Group PLC Class A (Dublin)	3,197	324,179
Paddy Power Betfair PLC	1,612	165,578

		1,329,859

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (0.44%)
Azrieli Group Ltd.	804	$38,649
Bank Hapoalim B.M.	21,941	150,886
Bank Leumi Le-Israel	30,193	182,379
Bezeq The Israeli Telecommunication Corporation Ltd.	43,769	56,099
Check Point Software Technologies Ltd. (c)	2,603	258,582
Elbit Systems Ltd.	487	58,640
Frutarom Industries Ltd.	794	73,006
Israel Chemicals Ltd.	11,028	46,817
Mizrahi Tefahot Bank Ltd.	1,665	31,895
NICE Ltd. (c)	1,074	100,351
Teva Pharmaceutical Industries Ltd. Sponsored ADR	18,144	310,081

		1,307,385

Italy (2.49%)
Assicurazioni Generali SpA	24,418	469,368
Atlantia SpA	8,677	268,869
CNH Industrial NV	20,614	254,728
Davide Campari-Milano SpA	9,824	74,376
Enel SpA	160,735	983,571
Eni SpA	50,497	889,517
EXOR NV	2,189	155,822
Ferrari NV (Italy)	2,479	298,005
Fiat Chrysler Automobiles NV (Italy) (c)	21,589	440,335
Intesa Sanpaolo	264,874	964,407
Intesa Sanpaolo RSP	19,708	74,651
Leonardo SpA	8,213	94,983
Luxottica Group SpA	3,421	212,528
Mediobanca SpA	11,592	136,280
Poste Italiane SpA (e)	10,545	96,322
Prysmian SpA	4,044	126,990
Recordati SpA	2,111	77,886
Snam SpA	45,707	210,106
Telecom Italia SpA (c)	229,590	217,994
Telecom Italia SpA RSP	121,668	101,297
Tenaris SA	8,934	154,434
Terna - Rete Elettrica Nationale SpA	28,400	165,966
UniCredit SpA (c)	39,653	828,792
UnipolSai SpA	16,577	39,416

		7,336,643

Japan (24.34%)
ABC-Mart Inc.	700	46,098
ACOM Co. Ltd. (c)	9,100	40,864
Aeon Co. Ltd.	12,100	215,197
Aeon Credit Service Co. Ltd.	2,300	53,331
Aeon Mall Co. Ltd.	2,100	44,168
Air Water Inc.	2,769	54,124
Aisin Seiki Co. Ltd.	3,600	196,463
Ajinomoto Co. Inc.	11,300	205,211
Alfresa Holdings Corp.	3,600	81,291
All Nippon Airways Co. Ltd.	2,500	96,875
Alps Electric Co. Ltd.	4,200	103,967
Amada Holdings Co. Ltd.	7,000	85,088
Aozora Bank Ltd.	2,500	100,341

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Asahi Glass Co. Ltd.	4,200	$176,010
Asahi Group Holdings Ltd.	7,600	408,717
Asahi Kasei Corp.	24,300	324,790
ASICS Corp.	3,400	63,328
Astellas Pharma Inc.	40,700	622,546
Bandai Namco Holdings Inc.	4,200	135,928
Bank of Kyoto Ltd., The	1,100	62,335
Benesse Holdings Inc.	1,300	47,293
Bridgestone Corp.	13,000	571,920
Brother Industries Ltd.	5,100	118,256
CALBEE Inc.	1,600	54,368
Canon Inc.	20,900	758,216
Casio Computer Co. Ltd.	3,900	58,094
Central Japan Railway Co.	2,900	553,443
Chiba Bank Ltd., The	14,000	114,463
Chubu Electric Power Co. Inc.	12,400	177,961
Chugai Pharmaceutical Co. Ltd.	4,200	213,227
Chugoku Electric Power Company Inc., The	6,100	74,520
Coca-Cola Bottlers Japan Inc.	2,500	103,244
Concordia Financial Group Ltd.	23,000	129,869
Credit Saison Co. Ltd.	2,800	46,865
Cyberdyne Inc. (c)	2,000	28,683
Dai Nippon Printing Co. Ltd.	5,500	114,295
Daicel Chemical Industries Ltd.	5,700	62,591
Daifuku Co. Ltd.	1,800	106,717
Dai-ichi Life Holdings Inc.	21,200	391,383
Daiichi Sankyo Co. Ltd.	10,740	360,282
Daikin Industries Ltd.	5,000	555,466
Daito Trust Construction Co. Ltd.	1,400	238,374
Daiwa House Industry Co. Ltd.	11,400	439,166
Daiwa House REIT Investment Co.	29	70,119
Daiwa Securities Group Inc.	28,000	180,205
DeNA Co. Ltd.	2,200	40,068
Denso Corp.	9,600	528,043
Dentsu Inc.	4,416	195,156
Disco Corp.	600	128,246
Don Quijote Holdings Co. Ltd.	2,400	137,545
East Japan Railway Co.	6,013	562,178
Eisai Co. Ltd.	5,200	334,810
Electric Power Development Co. Ltd.	3,200	82,483
FamilyMart UNY Holdings Co. Ltd.	1,700	141,639
Fanuc Corp.	3,800	977,942
Fast Retailing Co. Ltd.	1,000	401,733
Fuji Electric Co. Ltd.	10,000	68,897
FUJIFILM Holdings Corp.	7,600	303,496
Fujitsu Ltd.	38,000	230,923
Fukuoka Financial Group Inc.	15,000	82,173
Hachijuni Bank Ltd., The	7,549	41,027
Hakuhodo DY Holdings Inc.	4,700	64,880
Hamamatsu Photonics KK	2,600	100,024
Hankyu Hanshin Holdings Inc.	4,800	179,779
Hikari Tsushin Inc.	400	64,522
Hino Motors Ltd.	5,000	65,022
Hirose Electric Co. Ltd.	630	87,033
Hisamitsu Pharmaceutical Co. Inc.	1,100	85,034
Hitachi Chemical Co. Ltd.	2,100	46,914

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hitachi Construction Machinery Co. Ltd.	2,100	$81,515
Hitachi High-Technologies Corp.	1,200	57,046
Hitachi Ltd.	94,000	684,659
Hitachi Metals Ltd.	4,300	50,537
Honda Motor Co. Ltd.	33,600	1,163,117
Hoshizaki Corp.	1,000	89,151
Hoya Corp.	7,600	383,896
Hulic Company Ltd.	6,500	70,835
Idemitsu Kosan Co. Ltd.	2,500	95,652
IHI Corp.	2,800	87,357
Iida Group Holdings Co. Ltd.	3,300	61,686
INPEX Corp.	18,300	227,091
Isetan Mitsukoshi Holdings Ltd.	6,940	76,795
Isuzu Motors Ltd.	11,100	170,068
Itochu Corp.	29,400	574,099
J. Front Retailing Co. Ltd.	4,800	81,069
Japan Airlines Co. Ltd.	2,600	105,862
Japan Airport Terminal Co. Ltd.	800	31,061
Japan Exchange Group Inc.	10,500	196,603
Japan Post Bank Co. Ltd.	8,200	111,281
Japan Post Holdings Co. Ltd.	31,700	385,231
Japan Prime Realty Investment Corp.	17	61,761
Japan Real Estate Investment Corp.	26	135,153
Japan Retail Fund Investment Corp.	54	104,713
Japan Tobacco Inc.	21,700	619,904
JFE Holdings Inc.	10,500	211,799
JGC Corp.	4,000	87,090
JSR Corp.	3,700	83,272
JTEKT Corp.	4,900	72,200
JXTG Holdings Inc.	62,200	379,207
Kajima Corp.	18,000	169,225
Kakaku.com Inc.	2,900	51,322
Kamigumi Co. Ltd.	2,500	56,042
Kaneka Corp.	6,000	59,685
Kansai Electric Power Company Inc., The	14,200	185,659
Kansai Paint Co. Ltd.	4,300	100,505
Kao Corp.	9,700	728,212
Kawasaki Heavy Industries Ltd.	2,900	93,582
KDDI Corp.	35,500	914,282
Keihan Holdings Co. Ltd.	2,000	62,050
Keikyu Corp.	4,500	79,096
Keio Corp.	2,400	103,441
Keisei Electric Railway Co. Ltd.	3,000	92,344
Keyence Corp.	1,840	1,149,370
Kikkoman Corp.	3,000	121,627
Kintetsu Group Holdings Co. Ltd.	3,800	149,308
Kirin Holdings Co. Ltd.	17,500	465,886
Kobe Steel Ltd. (c)	6,100	60,508
Koito Manufacturing Company Ltd.	2,224	155,311
Komatsu Ltd.	18,000	602,981
Konami Holdings Corp.	2,000	101,854
Konica Minolta Holdings Inc.	9,000	76,509
KOSE Corp.	600	126,134
Kubota Corp.	20,000	352,552
Kuraray Co. Ltd.	7,500	130,037

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kurita Water Industries Ltd.	2,000	$64,566
Kyocera Corp.	6,500	368,537
Kyowa Hakko Kirin Co. Ltd.	5,100	110,759
Kyushu Electric Power Co. Inc.	8,600	103,867
Kyushu Financial Group Inc.	7,000	34,961
Kyushu Railway Co.	3,200	99,830
Lawson Inc.	900	61,526
LINE Corp. (c)	900	35,420
Lion Corp.	4,500	92,348
LIXIL Group Corp.	5,400	119,787
M3 Inc.	4,000	183,792
Mabuchi Motor Co. Ltd.	1,000	49,748
Makita Corp.	4,500	222,904
Marubeni Corp.	31,100	227,109
Marui Group Co. Ltd.	3,600	72,595
Maruichi Steel Tube Ltd.	1,000	30,475
Mazda Motor Corp.	11,800	157,811
McDonald’s Holdings Company (Japan) Ltd.	1,300	61,523
Mebuki Financial Group Inc.	19,540	75,901
Medipal Holdings Corp.	3,400	70,961
MEIJI Holdings Company Ltd.	2,400	184,361
Minebea Mitsumi Inc.	7,600	163,413
MISUMI Group Inc.	5,700	157,865
Mitsubishi Chemical Holdings Corp.	28,900	281,384
Mitsubishi Corp.	29,800	802,188
Mitsubishi Electric Corp.	38,100	618,384
Mitsubishi Estate Company Ltd.	24,400	408,735
Mitsubishi Gas Chemical Co. Inc.	3,500	84,465
Mitsubishi Heavy Industries Ltd.	6,500	250,633
Mitsubishi Materials Corp.	2,400	71,142
Mitsubishi Motors Corp.	13,500	96,545
Mitsubishi Tanabe Pharma Corp.	4,500	90,915
Mitsubishi UFJ Financial Group Inc.	236,300	1,570,359
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,500	56,910
Mitsui & Co. Ltd.	30,700	528,281
Mitsui Chemicals Inc.	3,600	114,297
Mitsui Fudosan Co. Ltd.	17,300	417,644
Mitsui OSK Lines Ltd.	2,400	68,155
mixi Inc.	1,000	37,415
Mizuho Financial Group Inc.	465,429	848,187
MS&AD Insurance Group Holdings Inc.	9,600	298,209
Murata Manufacturing Co. Ltd.	3,700	510,719
Nabtesco Corp.	2,345	91,334
Nagoya Railroad Co. Ltd.	3,600	91,862
NEC Corp.	5,200	146,167
Nexon Co. Ltd. (c)	7,400	125,457
NGK Insulators Ltd.	5,700	98,735
NGK Spark Plug Co. Ltd.	2,700	65,059
NH Foods Ltd.	1,500	61,591
Nidec Corp.	4,700	723,371
Nikon Corp.	7,000	126,531
Nintendo Co. Ltd.	2,200	977,401
Nippon Building Fund Inc.	28	155,311
Nippon Electric Glass Co. Ltd.	1,500	43,482
Nippon Express Co. Ltd.	1,600	105,862

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Paint Co. Ltd.	3,400	$125,233
Nippon Prologis REIT Inc.	32	69,502
Nippon Steel Corp.	15,300	335,910
Nippon Telegraph & Telephone Corp.	13,500	629,816
Nippon Yusen KK	3,300	64,792
Nissan Chemical Industries Ltd.	2,200	91,391
Nissan Motor Co. Ltd.	46,900	484,108
Nisshin Seifun Group Inc.	4,100	81,471
Nissin Foods Holdings Co. Ltd.	1,100	76,319
Nitori Holdings Co. Ltd.	1,600	280,586
Nitto Denko Corp.	3,300	249,411
NOK Corp.	2,000	39,055
Nomura Holdings Inc.	73,300	427,435
Nomura Real Estate Holdings Inc.	2,300	54,007
Nomura Real Estate Master Fund Inc.	76	105,770
Nomura Research Institute Ltd.	2,460	116,233
NSK Ltd.	7,800	104,935
NTT Data Corp.	13,000	136,601
NTT DoCoMo Inc.	26,600	678,125
Obayashi Corp.	13,000	143,206
OBIC Co. Ltd.	1,300	109,548
Odakyu Electric Railway Co. Ltd.	6,000	122,229
Oji Paper Co. Ltd.	16,000	103,124
Olympus Corp.	5,900	225,610
OMRON Corp.	4,000	233,826
Ono Pharmaceutical Co. Ltd.	8,300	264,079
Oracle Corp. Japan	700	58,096
Oriental Land Co. Ltd.	4,400	450,195
Orix Corp.	26,700	478,490
Osaka Gas Co. Ltd.	7,600	151,156
OTSUKA Corp.	2,200	112,162
Otsuka Holdings Co. Ltd.	7,531	377,752
Panasonic Corp.	43,000	617,501
Park24 Co. Ltd.	2,400	65,490
Persol Holdings Co. Ltd.	2,800	81,359
Pola Orbis Holdings Inc.	2,000	83,374
Rakuten Inc.	18,800	155,356
Recruit Holdings Co Ltd.	22,200	556,412
Renesas Electronics Corp. (c)	10,200	102,538
Resona Holdings Inc.	42,595	228,946
Ricoh Co. Ltd.	14,300	141,267
RINNAI Corp.	700	66,573
Rohm Co. Ltd.	1,900	180,350
Ryohin Keikaku Co. Ltd.	500	167,045
Sankyo Co. Ltd.	1,000	34,982
Santen Pharmaceutical Co. Ltd.	7,800	130,619
SBI Holdings Inc.	4,000	93,984
Secom Co. Ltd.	4,000	297,941
Sega Sammy Holdings Inc.	3,526	57,129
Seibu Holdings Inc.	3,600	63,117
Seiko Epson Corp.	5,500	95,314
Sekisui Chemical Co. Ltd.	8,100	142,049
Sekisui House Ltd.	11,400	208,595
Seven & I Holdings Co. Ltd.	14,780	633,062
Seven Bank Ltd.	13,400	42,988
Sharp Corp. (c)	3,100	92,843
Shimadzu Corp.	5,000	137,925

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shimamura Co. Ltd.	500	$62,344
Shimano Inc.	1,500	216,459
Shimizu Corp.	11,000	98,128
Shin-Etsu Chemical Co. Ltd.	7,600	792,749
Shinsei Bank Ltd.	3,500	54,296
Shionogi & Co. Ltd.	6,000	312,441
Shiseido Co. Ltd.	7,600	488,049
Shizuoka Bank Ltd., The	11,000	105,782
Showa Shell Sekiyu KK	2,900	39,478
SMC Corp.	1,100	447,479
SoftBank Group Corp.	16,400	1,223,297
Sohgo Security Services Co. Ltd.	1,500	73,715
Sompo Holdings Inc.	6,800	273,993
Sony Corp.	25,100	1,234,928
Sony Financial Holdings Inc.	3,800	69,388
Stanley Electric Co. Ltd.	2,900	108,885
START TODAY Co. Ltd.	3,600	93,699
Subaru Corp.	12,100	400,543
SUMCO Corp.	4,600	120,141
Sumitomo Chemical Co. Ltd.	29,000	168,249
Sumitomo Corp.	24,000	402,061
Sumitomo Dainippon Pharma Co. Ltd.	3,000	50,116
Sumitomo Electric Industries Ltd.	15,400	235,366
Sumitomo Heavy Industries Ltd.	2,200	84,056
Sumitomo Metal Mining Co. Ltd.	5,000	206,808
Sumitomo Mitsui Financial Group Inc.	26,289	1,115,292
Sumitomo Mitsui Trust Holdings Inc.	6,600	269,802
Sumitomo Realty & Development Co. Ltd.	7,000	261,566
Sumitomo Rubber Industries Ltd.	3,800	70,062
Sundrug Co. Ltd.	1,600	74,889
Suntory Beverage & Food Ltd.	2,800	136,305
Suruga Bank Ltd.	3,500	49,119
Suzuken Co. Ltd.	1,700	71,533
Suzuki Motor Corp.	6,698	363,657
Sysmex Corp.	3,100	281,672
T&D Holdings Inc.	9,700	154,290
Taiheiyo Cement Corp.	2,600	93,390
Taisei Corp.	3,900	200,030
Taisho Pharmaceutical Holdings Co. Ltd.	600	59,320
Taiyo Nippon Sanso Corp.	3,000	45,456
Takashimaya Co. Ltd.	6,000	57,676
Takeda Pharmaceutical Company Ltd.	13,900	677,781
TDK Corp.	2,600	231,631
Teijin Ltd.	3,600	68,409
Terumo Corp.	6,500	338,077
THK Co. Ltd.	2,300	95,680
Tobu Railway Co. Ltd.	3,400	103,885
Toho Co. Ltd.	2,200	73,227
Toho Gas Co. Ltd.	1,600	50,010
Tohoku Electric Power Co. Inc.	9,100	123,790
Tokio Marine Holdings Inc.	13,200	598,526
Tokyo Electric Power Company Holdings Inc. (c)	29,200	114,376
Tokyo Electron Ltd.	3,100	573,472
Tokyo Gas Co. Ltd.	7,400	197,729

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Tokyo Tatemono Co. Ltd.	4,000	$60,548
Tokyu Corp.	11,000	173,220
Tokyu Fudosan Holdings Corp.	11,100	79,864
Toppan Printing Co. Ltd.	11,000	90,420
Toray Industries Inc.	30,000	285,373
Toshiba Corp. (c)	130,000	379,175
Tosoh Corp.	6,000	118,323
Toto Ltd.	2,600	136,320
Toyo Seikan Kaisha Ltd.	3,800	56,702
Toyo Suisan Kaisha Ltd.	1,600	63,226
Toyoda Gosei Co. Ltd.	1,200	27,791
Toyota Industries Corp.	3,100	187,408
Toyota Motor Corp.	51,400	3,337,487
Toyota Tsusho Corp.	4,400	148,696
Trend Micro Inc.	2,400	141,532
Tsuruha Holdings Inc.	700	100,746
Unicharm Corp.	8,100	233,633
United Urban Investment Corp.	58	90,857
USS Co. Ltd.	4,400	90,057
West Japan Railway Co.	3,300	233,959
Yahoo Japan Corp.	30,000	140,427
Yakult Honsha Co. Ltd.	1,700	127,431
Yamada Denki Co. Ltd.	13,600	82,643
Yamaguchi Financial Group Inc.	4,000	49,500
Yamaha Corp.	3,000	131,774
Yamaha Motor Co. Ltd.	5,400	160,661
Yamato Holdings Co. Ltd.	7,100	178,467
Yamazaki Baking Co. Ltd.	2,300	48,186
Yaskawa Electric Corp.	4,900	222,242
Yokogawa Electric Corp.	5,100	103,403
Yokohama Rubber Company Ltd., The	2,000	46,353

		71,775,738

Netherlands (3.62%)
ABN AMRO Group NV CVA (e)	8,519	256,876
Aegon NV	34,404	232,117
AerCap Holdings NV (c)	2,556	129,640
Akzo Nobel NV	4,930	465,801
Altice NV Class A (c)	9,697	80,140
ASML Holding NV	7,706	1,528,049
Coca-Cola European Partners PLC	4,174	173,889
Heineken Holding NV	2,320	239,214
Heineken NV	5,080	546,374
ING Groep NV	76,986	1,299,154
Koninklijke Ahold Delhaize NV	24,828	588,322
Koninklijke DSM NV	3,575	355,344
Koninklijke KPN NV	64,580	194,191
Koninklijke Philips NV	18,781	719,162
Koninklijke Vopak NV	1,545	75,860
NN Group NV	5,931	263,514
NXP Semiconductors NV (c)	6,786	793,962
Randstad Holding NV	2,401	158,130
Reed Elsevier NV	19,498	404,172
Royal Boskalis Westminster NV	1,577	46,222
Unilever NV CVA	32,227	1,819,066

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Wolters Kluwer CVA	5,848	$311,025

		10,680,224

New Zealand (0.16%)
Auckland International Airport Ltd.	19,230	85,331
Fisher & Paykel Healthcare Corporation Ltd.	9,724	93,152
Fletcher Building Ltd.	13,758	60,324
Mercury NZ Ltd.	16,801	39,285
Meridian Energy Ltd.	25,867	53,502
Ryman Healthcare Ltd.	7,066	54,375
Spark New Zealand Ltd.	36,499	88,562

		474,531

Norway (0.69%)
DnB NOR ASA	19,726	388,547
Gjensidige Forsikring ASA	4,030	74,121
Marine Harvest ASA	7,804	157,746
Norsk Hydro ASA	26,894	159,527
Orkla ASA	16,244	175,061
Schibsted ASA Class B	1,790	45,815
Statoil ASA	22,815	539,984
Telenor ASA	14,289	324,948
Yara International ASA	3,632	155,196

		2,020,945

Portugal (0.15%)
Banco Espirito Santo SA Reg. (b) (c) (d)	47,542	0
Energias de Portugal SA	48,947	185,979
Galp Energia SGPS SA	8,842	166,749
Jeronimo Martins SGPS SA	5,271	95,872

		448,600

Singapore (1.35%)
Ascendas Real Estate Investment Trust	56,000	112,799
CapitaLand Commercial Trust Ltd.	50,721	71,100
Capitaland Ltd.	51,800	141,854
CapitaLand Mall Trust	52,300	83,252
City Developments Ltd.	8,300	82,703
Comfortdelgro Corp. Ltd.	40,600	63,734
DBS Group Holdings Ltd.	36,107	762,664
Genting Singapore PLC	122,100	101,273
Golden Agri-Resources Ltd.	141,330	37,887
Hutchison Port Holdings Trust	114,000	33,773
Jardine Cycle & Carriage Ltd.	2,014	53,203
Keppel Corp. Ltd.	29,400	175,789
Oversea-Chinese Banking Corporation Ltd.	61,625	607,068
SATS Ltd.	14,000	55,016
Sembcorp Industries Ltd.	22,120	52,899
Singapore Airlines Ltd.	9,267	77,005
Singapore Exchange Ltd.	16,000	90,327
Singapore Press Holdings Ltd.	24,300	46,885

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Singapore Technologies Engineering Ltd.	33,500	$92,156
Singapore Telecommunications Ltd.	159,550	412,069
StarHub Ltd.	12,000	21,123
Suntec Real Estate Investment Trust	49,900	72,348
United Overseas Bank Ltd.	25,988	546,845
UOL Group Ltd.	10,076	66,065
Wilmar International Ltd.	32,300	78,749
Yangzijiang Shipbuilding Holdings Ltd.	46,448	43,261

		3,981,847

Spain (3.19%)
Abertis Infraestructuras SA	14,048	314,927
ACS Actividades de Construccion y Servicios SA	4,927	192,229
Aena SME SA (e)	1,317	265,564
Amadeus IT Group SA	8,793	650,709
Banco Bilbao Vizcaya Argentaria SA	131,779	1,043,632
Banco de Sabadell SA	107,692	220,276
Banco Santander SA	319,454	2,090,947
Bankia SA	20,341	91,249
Bankinter SA	13,977	143,898
CaixaBank SA	71,365	340,244
Enagas SA	3,190	87,357
Endesa SA	6,586	145,091
Ferrovial SA	9,296	194,358
Gas Natural SDG SA	7,278	173,712
Grifols SA	6,021	170,700
Iberdrola SA	114,884	844,787
Industria de Diseno Textil SA	21,414	673,227
International Consolidated Airlines Group SA	10,743	93,011
Mapfre SA	22,347	74,348
Red Electrica Corporacion SA	8,720	180,002
Repsol SA	25,510	453,456
Siemens Gamesa Renewable Energy SA	4,812	77,343
Telefonica SA	90,350	895,083

		9,416,150

Sweden (2.63%)
Alfa Laval AB	5,972	141,525
Assa Abloy AB Class B	19,235	416,927
Atlas Copco AB Class A	13,294	577,382
Atlas Copco AB Class B	7,737	302,096
Boliden AB	5,671	199,554
Electrolux AB Series B	4,496	141,981
Essity Aktiebolag Class B (c)	11,885	329,371
Getinge AB B Shares	4,570	52,041
Hennes & Mauritz AB (H&M) B Shares	18,720	279,661
Hexagon AB B Shares	5,060	302,026
Husqvarna AB B Shares	8,516	82,327
ICA Gruppen AB	1,632	57,860
Industrivarden AB C Shares	3,318	77,383
Investor AB B Shares	8,865	393,814
Kinnevik AB Class B	4,729	170,850
L E Lundbergforetagen AB B Shares	788	56,648

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Lundin Petroleum AB (c)	3,463	$87,485
Millicom International Cellular SA SDR	1,326	90,744
Nordea Bank AB	60,180	643,924
Sandvik AB	21,923	401,656
Securitas AB Class B	6,793	115,661
Skandinaviska Enskilda Banken AB Class A	28,977	304,441
Skanska AB Class B	6,871	140,875
SKF AB B Shares	7,613	155,968
Svenska Handelsbanken AB A Shares	30,852	386,169
Swedbank AB - A Shares	17,688	397,455
Swedish Match AB	3,673	166,452
Tele2 AB B Shares	6,813	82,044
Telefonaktiebolaget LM Ericsson B Shares	61,954	394,522
Telia Company AB	52,441	247,088
Volvo AB B Shares	31,369	574,190

		7,770,120

Switzerland (7.70%)
ABB Ltd. Reg.	36,385	865,169
Adecco Group AG Reg.	3,282	233,777
Baloise Holding AG Reg.	933	142,734
Barry Callebaut AG Reg.	42	82,142
Chocoladefabriken Lindt & Sprungli AG Reg.	2	145,585
Chocoladefabriken Lindt & Sprungli AG	21	130,288
Clariant AG Reg.	3,810	91,146
Compagnie Financiere Richemont SA Reg.	10,298	925,397
Credit Suisse Group AG Reg.	48,139	808,495
Dufry AG Reg. (c)	707	92,864
Ems-Chemie Holding AG Reg	165	104,381
Geberit AG Reg.	721	318,842
Givaudan SA Reg.	185	422,048
Julius Baer Group Ltd.	4,517	277,983
Kuehne & Nagel International AG Reg.	1,032	162,545
LafargeHolcim Ltd. Reg.	8,931	489,371
Lonza Group AG Reg.	1,454	342,910
Nestle SA Reg.	61,398	4,852,989
Novartis AG Reg.	43,855	3,547,031
Pargesa Holding SA	779	69,120
Partners Group Holding AG	338	251,514
Roche Holding AG	13,860	3,179,443
Schindler Holding AG	829	178,871
Schindler Holding AG Reg.	417	87,363
SGS SA Reg	102	250,913
Sika AG	43	337,299
Sonova Holding AG Reg.	1,083	172,178
Straumann Holding AG Reg.	192	121,141
Swatch Group AG Reg., The	1,012	84,869
Swatch Group AG, The	623	274,896
Swiss Life Holding AG Reg.	657	234,133
Swiss Prime Site AG Reg.	1,425	137,904

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Swiss Re AG	6,173	$630,058
Swisscom AG	525	260,455
UBS Group AG	71,781	1,264,704
Vifor Pharma AG	984	151,735
Zurich Insurance Group AG	3,004	990,907

		22,713,200

United Kingdom (17.06%)
3i Group PLC	19,636	237,004
Admiral Group PLC	4,018	103,996
Anglo American PLC	26,234	611,112
Antofagasta PLC	8,074	104,388
Ashtead Group PLC	9,758	266,069
Associated British Foods PLC	7,191	251,408
AstraZeneca PLC	25,002	1,718,669
Auto Trader Group PLC (e)	15,933	78,317
Aviva PLC	78,188	545,681
Babcock International Group PLC	4,930	46,276
BAE Systems PLC	62,298	509,703
Barclays PLC	336,207	982,432
Barratt Developments PLC	20,324	151,237
Berkeley Group Holdings PLC, The	2,635	140,075
BHP Billiton PLC	41,485	819,877
BP PLC	390,536	2,634,205
British American Tobacco PLC	45,151	2,610,038
British Land Company PLC	18,066	162,853
BT Group PLC	165,596	528,551
Bunzl PLC	6,914	203,316
Burberry Group PLC	8,096	192,980
Capita PLC	13,583	27,475
Carnival PLC	3,583	230,614
Centrica PLC	110,790	221,832
Cobham PLC (c)	48,261	83,164
Coca-Cola HBC AG CDI	3,668	135,740
Compass Group PLC	30,865	630,231
ConvaTec Group PLC (e)	23,634	65,937
Croda International PLC	2,709	174,030
DCC PLC	1,631	150,276
Diageo PLC	49,224	1,664,741
Direct Line Insurance Group PLC	28,016	150,012
easyJet PLC	3,368	75,921
Experian PLC	18,009	389,475
Ferguson PLC	4,898	368,378
Fresnillo PLC	4,481	80,012
G4S PLC	31,670	110,225
GKN PLC	33,030	214,096
GlaxoSmithKline PLC	96,799	1,879,937
Glencore PLC	242,122	1,203,160
GVC Holdings PLC	10,710	138,389
Hammerson PLC	16,556	124,803
Hargreaves Lansdown PLC	5,266	120,874
HSBC Holdings PLC	394,464	3,704,298
IMI PLC	5,889	89,331
Imperial Brands PLC	18,816	640,675
InterContinental Hotels Group PLC	3,362	201,426
Intertek Group PLC	3,274	214,310
Investec PLC	13,610	105,182

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
ITV PLC	66,333	$134,276
J Sainsbury PLC	34,003	114,063
John Wood Group PLC	13,610	103,417
Johnson Matthey PLC	3,977	169,664
Kingfisher PLC	42,216	173,183
Land Securities Group PLC	15,087	198,499
Legal & General Group PLC	120,195	435,497
Lloyds Banking Group PLC	1,417,484	1,289,380
London Stock Exchange Group PLC	5,912	342,321
Marks & Spencer Group PLC	33,925	128,863
Mediclinic International PLC	8,128	68,577
Meggitt PLC	16,406	99,527
Merlin Entertainments PLC (e)	14,392	69,982
Micro Focus International PLC	8,838	123,410
Mondi PLC	7,522	202,177
National Grid PLC	65,287	734,902
Next PLC	2,901	193,929
Old Mutual PLC	95,505	321,364
Pearson PLC	15,526	163,689
Persimmon PLC	5,851	207,665
Prudential PLC	51,047	1,275,597
Randgold Resources Ltd.	1,954	162,331
Reckitt Benckiser Group PLC	13,176	1,112,158
Reed Elsevier PLC (London)	21,318	437,911
Rio Tinto PLC	23,918	1,213,697
Rolls-Royce Holdings PLC	33,458	409,062
Royal Bank of Scotland Group PLC (c)	70,137	255,146
Royal Dutch Shell PLC Class A	89,321	2,825,986
Royal Dutch Shell PLC Class B	73,721	2,372,227
Royal Mail PLC	18,265	138,627
RSA Insurance Group PLC	20,580	182,204
Sage Group PLC, The	21,804	195,918
Schroders PLC	2,565	115,087
SEGRO PLC	18,855	159,126
Severn Trent PLC	4,943	127,967
Shire PLC	17,882	889,984
Sky PLC	20,819	379,157
Smith & Nephew PLC	17,100	319,890
Smiths Group PLC	7,499	159,514
SSE PLC	19,141	343,377
St. James’s Place PLC	10,691	162,994
Standard Chartered PLC	64,970	651,153
Standard Life Aberdeen PLC	51,487	259,890
Taylor Wimpey PLC	66,722	172,856
Tesco PLC	192,607	557,445
Travis Perkins PLC	5,186	89,915
TUI AG (United Kingdom)	8,887	190,569
Unilever PLC	24,305	1,348,018
United Utilities Group PLC	13,952	140,116
Vodafone Group PLC	529,354	1,448,329
Weir Group PLC, The	4,278	119,919
Whitbread PLC	3,698	191,952
William Morrison Supermarkets PLC	45,044	135,149

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
WPP PLC	24,555	$390,219

		50,300,606

Total Common Stocks
(cost $212,775,097)		290,186,863

Preferred Stocks (a) (0.57%)
Germany (0.57%)
Bayerische Moteren Werke (BMW) AG, 0.00%	1,162	109,042
Fuchs Petrolub SE, 0.00%	1,403	76,161
Henkel AG & Co. KGaA, 0.00%	3,482	457,719
Porsche Automobil Holding SE, 0.00%	3,006	250,575
Schaeffler AG, 0.00%	3,322	51,305
Volkswagen AG, 0.00%	3,639	725,303

		1,670,105

Total Preferred Stocks
(cost $890,113)		1,670,105

	Shares	Value
Short-term Investments (0.04%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.58% (f)	123,267	$123,267

Total Short-term Investments
(cost $123,267)		123,267

TOTAL INVESTMENTS (99.02%)
(cost $213,788,477)		291,980,235
CASH (g) AND OTHER ASSETS, NET OF LIABILITIES (0.98%)		2,904,607

NET ASSETS (100.00%)		$294,884,842

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Security was valued using significant unobservable inputs.

(c)	Non-income producing security.

(d)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(e)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of these securities amounted to $2,034,273 or 0.69% of net assets.

(f)	Rate shown is the 7-day yield as of March 31, 2018.

(g)	At March 31, 2018, foreign currencies in the amount of $145,984 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$95,250,032	32.62
Japanese Yen	71,775,738	24.58
British Pound	50,300,606	17.23
Swiss Franc	22,713,200	7.78
Australian Dollar	19,304,272	6.61
Hong Kong Dollar	9,779,103	3.35
Swedish Krona	7,770,120	2.66
Danish Krone	5,339,183	1.83
Singapore Dollar	3,948,074	1.35
United States Dollar	2,565,709	0.88
Norwegian Krone	2,020,945	0.69
Israeli Shekel	738,722	0.26
New Zealand Dollar	474,531	0.16

Total Investments	$291,980,235	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$61,564,470	20.88
Industrials	42,600,228	14.45
Consumer Discretionary	36,864,719	12.50
Consumer Staples	32,175,772	10.91
Health Care	29,633,082	10.05
Materials	23,433,032	7.95
Information Technology	19,050,836	6.46
Energy	15,495,688	5.25
Telecommunication Services	11,164,616	3.79
Real Estate	10,321,041	3.50
Utilities	9,553,484	3.24

Total Stocks	291,856,968	98.98
Short-term Investments	123,267	0.04
Cash and Other Assets, Net of Liabilities	2,904,607	0.98

Net Assets	$294,884,842	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	3	June 2018	$338,998	$331,177	$(7,821)
Euro Stoxx 50	26	June 2018	1,064,954	1,051,007	(13,947)
FTSE 100 Index	7	June 2018	692,683	687,352	(5,331)
Nikkei 225 Index	7	June 2018	697,857	697,981	124

Total					$(26,975)

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Registered Investment Companies (99.69%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	14,300,194	$156,158,116
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	21,355,360	233,627,638

Total Registered Investment Companies
(cost $316,629,265)		389,785,754

TOTAL INVESTMENTS (99.69%)
(cost $316,629,265)		389,785,754
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.31%)		1,203,562

NET ASSETS (100.00%)		$390,989,316

(a)	As of March 31, 2018, investments in issuers considered to be affiliates of the Equity and Bond Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

						For the period ended March 31, 2018
Security	Shares Held at December 31, 2017	Shares Purchased	Shares Sold	Shares Held at March 31, 2018	Value at March 31, 2018	Change in Unrealized Appreciation (Depreciation)
State Farm Mutual Fund Trust Bond Fund Institutional Shares	14,300,194	—	—	14,300,194	$156,158,116	$(3,718,050)
State Farm Mutual Fund Trust Equity Fund Institutional Shares	21,591,596	365,297	601,533	21,355,360	233,627,638	4,473,462

					$389,785,754	$755,412

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (68.37%)
Aerospace/Defense (2.42%)
Northrop Grumman Corp. 5.050%, 08/01/2019	$500,000	$515,364
Precision Castparts Corp. 2.250%, 06/15/2020	1,000,000	990,598
Raytheon Co. 3.125%, 10/15/2020	1,500,000	1,508,982
Northrop Grumman Corp. 3.500%, 03/15/2021	500,000	505,869
Lockheed Martin Corp. 3.350%, 09/15/2021	2,000,000	2,013,012
United Technologies Corp. 3.100%, 06/01/2022	1,000,000	991,851
Northrop Grumman Corp. 3.250%, 08/01/2023	2,000,000	1,986,604
Rockwell Collins Inc. 3.700%, 12/15/2023	500,000	501,756
Raytheon Co. 3.150%, 12/15/2024	1,000,000	996,796
Lockheed Martin Corp. 2.900%, 03/01/2025	3,000,000	2,868,009
Precision Castparts Corp. 3.250%, 06/15/2025	1,000,000	992,104
General Dynamics Corp. 2.125%, 08/15/2026	1,000,000	905,633
United Technologies Corp. 2.650%, 11/01/2026	500,000	459,587
Northrop Grumman Corp. 3.200%, 02/01/2027	1,000,000	961,789
Rockwell Collins Inc. 3.500%, 03/15/2027	1,000,000	964,796
Northrop Grumman Corp. 3.250%, 01/15/2028	2,000,000	1,909,066

		19,071,816

Agriculture, Foods, & Beverage (4.65%)
Kraft Foods Group Inc. 6.125%, 08/23/2018	369,000	374,107
PepsiCo Inc. 2.250%, 01/07/2019	2,000,000	1,998,192
Coca-Cola Co., The 3.150%, 11/15/2020	1,000,000	1,007,965
Kellogg Co. 4.000%, 12/15/2020	632,000	647,021
Campbell Soup Co. 4.250%, 04/15/2021	2,000,000	2,055,516
Hormel Foods Corp. 4.125%, 04/15/2021	1,000,000	1,034,154
General Mills Inc. 3.150%, 12/15/2021	2,000,000	1,984,340
JM Smucker Co. 3.000%, 03/15/2022	1,000,000	992,842
Kraft Foods Group Inc. 3.500%, 06/06/2022	1,500,000	1,497,821
Coca-Cola Co., The 2.500%, 04/01/2023	1,000,000	978,631

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Hershey Co. 2.625%, 05/01/2023	$1,100,000	$1,079,759
Mondelez International Inc. 4.000%, 02/01/2024	1,000,000	1,030,304
JM Smucker Co. 3.500%, 03/15/2025	1,000,000	984,960
Campbell Soup Co. 3.300%, 03/19/2025	1,000,000	967,375
Kraft Heinz Foods Co. 3.950%, 07/15/2025	2,000,000	1,991,210
PepsiCo Inc. 2.850%, 02/24/2026	1,000,000	959,218
Kellogg Co. 3.250%, 04/01/2026	2,000,000	1,899,984
Coca-Cola Co., The 2.550%, 06/01/2026	1,500,000	1,424,565
Sysco Corp. 3.300%, 07/15/2026	1,000,000	965,076
Hershey Co. 2.300%, 08/15/2026	1,000,000	910,597
Coca-Cola Co., The 2.250%, 09/01/2026	1,000,000	921,099
Danone SA (a) 2.947%, 11/02/2026	2,000,000	1,857,418
General Mills Inc. 3.200%, 02/10/2027	2,000,000	1,847,114
Sysco Corp. 3.250%, 07/15/2027	2,000,000	1,912,204
PepsiCo Inc. 3.000%, 10/15/2027	1,500,000	1,437,029
Kellogg Co. 3.400%, 11/15/2027	1,000,000	956,627
JM Smucker Co. 3.375%, 12/15/2027	1,000,000	953,034
Campbell Soup Co. 4.150%, 03/15/2028	2,000,000	1,985,322

		36,653,484

Automotive (1.92%)
American Honda Finance Corp. 2.125%, 10/10/2018	1,000,000	996,538
Daimler Finance NA LLC (a) 2.250%, 03/02/2020	500,000	492,152
Toyota Motor Credit Corp. 2.750%, 05/17/2021	1,000,000	993,815
Daimler Finance NA LLC (a) 2.000%, 07/06/2021	1,000,000	963,035
American Honda Finance Corp. 1.650%, 07/12/2021	500,000	479,349
Toyota Motor Credit Corp. 2.625%, 01/10/2023	1,000,000	977,809
Daimler Finance NA LLC (a) 3.300%, 05/19/2025	1,000,000	984,109
BMW US Capital LLC (a) 2.800%, 04/11/2026	500,000	476,538

See accompanying notes to schedules of investments.	45

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
American Honda Finance Corp. 2.300%, 09/09/2026	$2,000,000	$1,845,986
Daimler Finance NA LLC (a) 3.450%, 01/06/2027	1,000,000	985,494
BMW US Capital LLC (a) 3.300%, 04/06/2027	1,000,000	981,169
Toyota Motor Credit Corp. 3.050%, 01/11/2028	2,000,000	1,937,320
American Honda Finance Corp. 3.500%, 02/15/2028	2,000,000	2,014,022
Daimler Finance NA LLC (a) 3.750%, 02/22/2028	1,000,000	1,009,164

		15,136,500

Banks (4.16%)
Bank of New York Mellon Corp. 2.100%, 08/01/2018	1,000,000	999,141
Wells Fargo & Co. 2.150%, 01/15/2019	1,000,000	995,596
Bank of New York Mellon Corp. 2.200%, 05/15/2019	1,000,000	996,116
KFW 4.875%, 06/17/2019	1,000,000	1,030,581
Bank of New York Mellon Corp. 2.300%, 09/11/2019	1,000,000	992,288
Wells Fargo & Co. 2.150%, 01/30/2020	1,000,000	984,367
State Street Corp. 2.550%, 08/18/2020	1,000,000	994,170
PNC Bank NA 2.150%, 04/29/2021	1,000,000	971,396
Toronto-Dominion Bank, The 1.800%, 07/13/2021	1,000,000	959,958
Bank of New York Mellon Corp. 3.550%, 09/23/2021	1,000,000	1,015,996
U.S. Bancorp 3.700%, 01/30/2024	500,000	509,207
Bank of New York Mellon Corp. 3.400%, 05/15/2024	500,000	499,560
Wells Fargo & Co. 3.300%, 09/09/2024	2,000,000	1,951,406
State Street Corp. 3.300%, 12/16/2024	2,000,000	1,982,972
US Bank NA 2.800%, 01/27/2025	3,000,000	2,871,279
Wells Fargo & Co. 3.000%, 02/19/2025	1,000,000	952,686
PNC Bank NA 2.950%, 02/23/2025	1,500,000	1,440,470
Bank of New York Mellon Corp. 3.000%, 02/24/2025	500,000	484,649
PNC Bank NA 3.250%, 06/01/2025	500,000	489,296
State Street Corp. 3.550%, 08/18/2025	500,000	502,009

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of New York Mellon Corp. 2.800%, 05/04/2026	$500,000	$470,897
State Street Corp. 2.650%, 05/19/2026	1,000,000	934,100
U.S. Bancorp 2.375%, 07/22/2026	1,000,000	908,039
Bank of New York Mellon Corp. 2.450%, 08/17/2026	1,000,000	910,856
Wells Fargo & Co. 3.000%, 10/23/2026	3,334,000	3,122,141
U.S. Bancorp 3.150%, 04/27/2027	1,000,000	961,379
PNC Bank NA 3.100%, 10/25/2027	2,000,000	1,907,164
Bank of New York Mellon Corp. 3.400%, 01/29/2028	2,000,000	1,955,026

		32,792,745

Building Materials & Construction (1.09%)
CRH America Inc. 5.750%, 01/15/2021	1,000,000	1,065,721
Fluor Corp. 3.375%, 09/15/2021	2,000,000	2,015,234
Sonoco Products Co. 4.375%, 11/01/2021	1,000,000	1,030,770
Stanley Black & Decker Inc. 2.900%, 11/01/2022	1,500,000	1,477,224
Fluor Corp. 3.500%, 12/15/2024	1,000,000	1,008,150
CRH America Inc. (a) 3.875%, 05/18/2025	1,000,000	1,006,008
CRH America Finance, Inc. (a) 3.400%, 05/09/2027	500,000	478,971
CRH America Finance Inc. (a) 3.950%, 04/04/2028	500,000	498,429

		8,580,507

Chemicals (4.22%)
E.I. du Pont de Nemours and Co. 6.000%, 07/15/2018	500,000	504,622
Ecolab Inc. 2.250%, 01/12/2020	1,000,000	988,921
PPG Industries Inc. 3.600%, 11/15/2020	1,000,000	1,017,577
E.I. du Pont de Nemours and Co. 3.625%, 01/15/2021	1,000,000	1,017,276
Praxair Inc. 4.050%, 03/15/2021	1,000,000	1,031,135
Monsanto Co. 2.750%, 07/15/2021	500,000	493,181
Praxair Inc. 3.000%, 09/01/2021	1,000,000	1,001,920
Dow Chemical Co., The 4.125%, 11/15/2021	1,500,000	1,542,737

46	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Sherwin-Williams Co., The 4.200%, 01/15/2022	$2,000,000	$2,059,676
Syngenta Finance NV 3.125%, 03/28/2022	2,000,000	1,932,256
Monsanto Co. 2.200%, 07/15/2022	1,300,000	1,238,047
E.I. du Pont de Nemours and Co. 2.800%, 02/15/2023	2,000,000	1,953,794
International Flavors & Fragrances Inc. 3.200%, 05/01/2023	2,000,000	1,982,928
Potash Corporation of Saskatchewan Inc. 3.625%, 03/15/2024	1,500,000	1,495,740
Monsanto Co. 3.375%, 07/15/2024	1,000,000	987,515
Dow Chemical Co., The 3.500%, 10/01/2024	3,000,000	2,972,760
Sherwin-Williams Co., The 3.300%, 02/01/2025	1,000,000	971,676
Praxair Inc. 2.650%, 02/05/2025	1,300,000	1,254,283
Potash Corporation of Saskatchewan Inc. 3.000%, 04/01/2025	1,000,000	949,702
Monsanto Co. 2.850%, 04/15/2025	1,000,000	948,140
Sherwin-Williams Co., The 3.950%, 01/15/2026	500,000	508,349
Air Liquide Finance (a) 2.500%, 09/27/2026	1,000,000	921,363
Ecolab Inc. 2.700%, 11/01/2026	1,000,000	937,950
Potash Corporation of Saskatchewan Inc. 4.000%, 12/15/2026	500,000	499,396
Ecolab Inc. (a) 3.250%, 12/01/2027	1,500,000	1,446,260
PPG Industries Inc. 3.750%, 03/15/2028	2,000,000	2,009,468
Dow Chemical Co., The 7.375%, 11/01/2029	500,000	651,357

		33,318,029

Commercial Service/Supply (0.26%)
Cintas Corp. No. 2
4.300%, 06/01/2021	1,000,000	1,037,381
3.250%, 06/01/2022	1,000,000	997,237

		2,034,618

Computer Software & Services (2.48%)
Oracle Corp. 2.375%, 01/15/2019	1,000,000	1,000,001
Texas Instruments Inc. 1.650%, 08/03/2019	1,000,000	987,916
Automatic Data Processing Inc. 2.250%, 09/15/2020	500,000	493,977

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Microsoft Corp. 3.000%, 10/01/2020	$2,000,000	$2,019,084
Intel Corp. 3.300%, 10/01/2021	1,000,000	1,015,738
Microsoft Corp. 2.375%, 05/01/2023	1,000,000	969,944
Texas Instruments Inc. 2.250%, 05/01/2023	1,000,000	957,227
Oracle Corp. 3.400%, 07/08/2024	1,000,000	1,000,078
Microsoft Corp. 2.700%, 02/12/2025	2,000,000	1,931,128
Oracle Corp. 2.950%, 05/15/2025	1,000,000	968,363
QUALCOMM Inc. 3.450%, 05/20/2025	1,000,000	976,442
Intel Corp. 3.700%, 07/29/2025	1,000,000	1,021,969
Automatic Data Processing Inc. 3.375%, 09/15/2025	1,000,000	1,005,236
Oracle Corp. 2.650%, 07/15/2026	500,000	467,503
Microsoft Corp. 2.400%, 08/08/2026	1,500,000	1,395,869
Alphabet Inc. 1.998%, 08/15/2026	1,000,000	908,676
Analog Devices Inc. 3.500%, 12/05/2026	500,000	487,344
QUALCOMM Inc. 3.250%, 05/20/2027	1,000,000	947,964
Oracle Corp. 3.250%, 11/15/2027	1,000,000	975,437

		19,529,896

Computers (0.65%)
International Business Machines Corp.
1.875%, 05/15/2019	2,000,000	1,985,368
1.625%, 05/15/2020	1,000,000	977,067
Hewlett-Packard Co.
3.750%, 12/01/2020	161,000	163,464
4.050%, 09/15/2022	1,000,000	1,031,053
International Business Machines Corp. 3.375%, 08/01/2023	1,000,000	1,005,590

		5,162,542

Consumer & Marketing (2.93%)
Kimberly-Clark Corp. 6.250%, 07/15/2018	1,000,000	1,010,422
Unilever Capital Corp. 2.200%, 03/06/2019	1,000,000	996,845
Colgate-Palmolive Co. 2.950%, 11/01/2020	1,000,000	1,007,753

See accompanying notes to schedules of investments.	47

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Unilever Capital Corp. 4.250%, 02/10/2021	$3,000,000	$3,112,905
Estee Lauder Companies Inc., The 1.700%, 05/10/2021	500,000	481,939
Clorox Co. 3.800%, 11/15/2021	1,000,000	1,023,980
Colgate-Palmolive Co. 2.100%, 05/01/2023	1,000,000	952,962
NIKE Inc. 2.250%, 05/01/2023	1,000,000	966,843
Kimberly-Clark Corp. 2.400%, 06/01/2023	1,000,000	968,770
Procter & Gamble Co., The 3.100%, 08/15/2023	2,000,000	2,014,586
Clorox Co. 3.500%, 12/15/2024	1,000,000	1,002,239
Unilever Capital Corp. 3.100%, 07/30/2025	1,000,000	977,818
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	977,726
2.750%, 02/15/2026	1,000,000	955,849
Unilever Capital Corp.
2.000%, 07/28/2026	1,000,000	891,558
2.900%, 05/05/2027	1,000,000	945,774
Reckitt Benckiser Treasury Services PLC (a) 3.000%, 06/26/2027	2,000,000	1,882,382
Clorox Co. 3.100%, 10/01/2027	2,000,000	1,939,042
Unilever Capital Corp. 3.500%, 03/22/2028	1,000,000	998,456

		23,107,849

Electronic/Electrical Manufacturing (2.24%)
Honeywell International Inc. 4.250%, 03/01/2021	1,000,000	1,040,041
Johnson Controls International PLC 4.250%, 03/01/2021	2,000,000	2,059,996
Emerson Electric Co.
2.625%, 12/01/2021	1,000,000	988,115
2.625%, 02/15/2023	2,500,000	2,434,595
Johnson Controls International PLC 3.625%, 07/02/2024	2,000,000	2,003,912
Rockwell Automation Inc. 2.875%, 03/01/2025	2,000,000	1,920,972
Siemens Financieringsmaatschappij NV (a) 3.250%, 05/27/2025	2,000,000	1,967,454
Hubbell Inc. 3.350%, 03/01/2026	1,000,000	975,231
Siemens Financieringsmaatschappij NV (a) 2.350%, 10/15/2026	1,000,000	914,215
Honeywell International Inc. 2.500%, 11/01/2026	1,000,000	924,267

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Hubbell Inc.
3.150%, 08/15/2027	$500,000	$477,934
3.500%, 02/15/2028	1,000,000	976,360
ABB Finance (USA) Inc. 3.800%, 04/03/2028	1,000,000	1,009,491

		17,692,583

Financial Services (2.04%)
JPMorgan Chase & Co.
2.350%, 01/28/2019	1,000,000	998,762
2.200%, 10/22/2019	500,000	495,140
GE Capital International Funding Co. 2.342%, 11/15/2020	812,000	794,103
General Electric Capital Corp. 4.650%, 10/17/2021	287,000	299,655
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,040,397
3.200%, 01/25/2023	1,000,000	990,530
3.625%, 05/13/2024	500,000	498,802
General Electric Capital Corp. 3.450%, 05/15/2024	287,000	281,639
JPMorgan Chase & Co. 3.125%, 01/23/2025	1,000,000	964,222
GE Capital International Funding Co. 3.373%, 11/15/2025	1,878,000	1,815,264
Visa Inc. 3.150%, 12/14/2025	1,000,000	980,799
JPMorgan Chase & Co.
3.200%, 06/15/2026	1,000,000	959,316
2.950%, 10/01/2026	3,320,000	3,124,157
Mastercard Inc. 2.950%, 11/21/2026	1,000,000	968,122
Visa Inc. 2.750%, 09/15/2027	1,500,000	1,414,308
Mastercard Inc. 3.500%, 02/26/2028	500,000	504,340

		16,129,556

Forest Products & Paper (0.07%)
Willamette Industries Inc. 9.000%, 10/01/2021	500,000	582,731

Health Care (5.89%)
Thermo Fisher Scientific Inc. 2.400%, 02/01/2019	1,000,000	996,458
Pfizer Inc. 2.100%, 05/15/2019	1,000,000	996,314
Amgen Inc. 2.200%, 05/22/2019	1,000,000	993,698
AstraZeneca PLC 1.950%, 09/18/2019	1,500,000	1,480,706
Gilead Sciences Inc. 2.350%, 02/01/2020	500,000	495,864
Merck & Co. Inc. 1.850%, 02/10/2020	1,000,000	987,449

48	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Becton Dickinson & Co.
3.250%, 11/12/2020	$1,000,000	$997,570
4.400%, 01/15/2021 (a) (b)	1,000,000	1,020,830
Medtronic Inc. 4.125%, 03/15/2021	1,000,000	1,029,927
Sanofi-Aventis 4.000%, 03/29/2021	1,000,000	1,027,550
Baxter International Inc. 1.700%, 08/15/2021	1,000,000	953,353
Becton Dickinson & Co. 3.125%, 11/08/2021	1,000,000	983,945
Amgen Inc. 3.875%, 11/15/2021	1,000,000	1,021,891
Zimmer Holdings Inc. 3.150%, 04/01/2022	1,000,000	985,669
Novartis Capital Corp. 2.400%, 09/21/2022	1,000,000	972,885
Thermo Fisher Scientific Inc. 3.150%, 01/15/2023	500,000	491,935
GlaxoSmithKline Capital Inc. 2.800%, 03/18/2023	2,000,000	1,957,820
Merck & Co. Inc. 2.800%, 05/18/2023	1,000,000	985,573
Bristol-Myers Squibb Co. 3.250%, 11/01/2023	1,000,000	1,006,373
Pfizer Inc. 3.400%, 05/15/2024	1,000,000	1,008,354
Amgen Inc. 3.625%, 05/22/2024	1,000,000	1,006,747
Bayer U.S. Finance LLC(a) 3.375%, 10/08/2024	1,000,000	982,564
Becton Dickinson & Co. 3.734%, 12/15/2024	2,000,000	1,966,486
Gilead Sciences Inc. 3.500%, 02/01/2025	500,000	498,662
Merck & Co. Inc. 2.750%, 02/10/2025	1,000,000	963,876
Abbott Laboratories 2.950%, 03/15/2025	1,000,000	957,882
EMD Finance LLC (a) 3.250%, 03/19/2025	1,000,000	972,275
Zimmer Holdings Inc. 3.550%, 04/01/2025	2,000,000	1,940,678
Amgen Inc. 3.125%, 05/01/2025	1,000,000	965,337
Eli Lilly and Co. 2.750%, 06/01/2025	1,000,000	968,140
Gilead Sciences Inc. 3.650%, 03/01/2026	1,000,000	1,003,567
Johnson & Johnson 2.450%, 03/01/2026	500,000	471,152
Stryker Corp. 3.500%, 03/15/2026	1,000,000	997,105
Roche Holdings Inc. (a) 2.625%, 05/15/2026	1,500,000	1,420,637

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Pfizer Inc. 2.750%, 06/03/2026	$1,500,000	$1,425,473
Baxter International Inc. 2.600%, 08/15/2026	1,000,000	910,563
Amgen Inc. 2.600%, 08/19/2026	1,000,000	913,048
Thermo Fisher Scientific Inc. 2.950%, 09/19/2026	500,000	466,762
Abbott Laboratories 3.750%, 11/30/2026	1,000,000	994,647
Gilead Sciences Inc. 2.950%, 03/01/2027	1,000,000	946,122
AstraZeneca PLC 3.125%, 06/12/2027	2,000,000	1,916,032
Zoetis Inc. 3.000%, 09/12/2027	1,000,000	937,003
Amgen Inc. 3.200%, 11/02/2027	1,000,000	947,504
Johnson & Johnson 2.900%, 01/15/2028	500,000	480,556
Stryker Corp. 3.650%, 03/07/2028	1,000,000	1,004,143

		46,451,125

Machinery & Manufacturing (3.10%)
John Deere Capital Corp. 1.700%, 01/15/2020	1,000,000	980,716
Danaher Corp. 2.400%, 09/15/2020	500,000	495,684
Cooper U.S. Inc. 3.875%, 12/15/2020	1,000,000	1,021,833
Dover Corp. 4.300%, 03/01/2021	1,000,000	1,035,646
Caterpillar Inc. 3.900%, 05/27/2021	1,000,000	1,027,177
Illinois Tool Works Inc. 3.375%, 09/15/2021	1,000,000	1,011,685
Bemis Company Inc. 4.500%, 10/15/2021	1,000,000	1,041,245
Parker Hannifin Corp. 3.500%, 09/15/2022	1,000,000	1,016,150
Caterpillar Financial Services Corp. 2.625%, 03/01/2023	2,000,000	1,939,424
John Deere Capital Corp. 2.800%, 03/06/2023	1,000,000	980,704
Covidien International 2.950%, 06/15/2023	3,000,000	2,946,129
Parker Hannifin Corp. 3.300%, 11/21/2024	500,000	496,796
3M Co. 3.000%, 08/07/2025	1,000,000	991,245
John Deere Capital Corp. 3.400%, 09/11/2025	1,000,000	996,300
2.650%, 06/10/2026	500,000	471,018

See accompanying notes to schedules of investments.	49

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Caterpillar Financial Services Corp. 2.400%, 08/09/2026	$1,000,000	$931,831
Bemis Company Inc. 3.100%, 09/15/2026	1,000,000	935,774
John Deere Capital Corp. 2.800%, 09/08/2027	2,000,000	1,883,448
Eaton Corp. 3.103%, 09/15/2027	3,500,000	3,292,776
John Deere Capital Corp. 3.050%, 01/06/2028	1,000,000	957,948

		24,453,529

Media & Broadcasting (2.81%)
Time Warner Inc. 2.100%, 06/01/2019	1,500,000	1,486,503
S&P Global Inc. 3.300%, 08/14/2020	1,000,000	1,005,606
Walt Disney Co., The 2.750%, 08/16/2021	2,000,000	1,990,184
Thomson Reuters Corp. 3.950%, 09/30/2021	1,000,000	1,012,796
Reed Elsevier Capital 3.125%, 10/15/2022	2,000,000	1,972,234
Thomson Reuters Corp. 4.300%, 11/23/2023	1,000,000	1,023,414
Time Warner Inc. 3.550%, 06/01/2024	1,500,000	1,479,191
Thomson Reuters Corp. 3.850%, 09/29/2024	1,000,000	1,001,201
Comcast Corp. 3.375%, 02/15/2025	2,000,000	1,963,130
S&P Global Inc. 4.000%, 06/15/2025	1,500,000	1,532,525
Time Warner Inc. 3.600%, 07/15/2025	1,000,000	973,081
S&P Global Inc. 4.400%, 02/15/2026	1,000,000	1,049,953
Thomson Reuters Corp. 3.350%, 05/15/2026	1,000,000	957,917
Walt Disney Co., The 1.850%, 07/30/2026	500,000	445,385
Comcast Corp. 2.350%, 01/15/2027	500,000	448,904
S&P Global Inc. 2.950%, 01/22/2027	500,000	475,146
Moody’s Corp. (a) 3.250%, 01/15/2028	2,000,000	1,903,828
Comcast Corp. 3.150%, 02/15/2028	1,000,000	952,478
3.550%, 05/01/2028	500,000	493,077

		22,166,553

Mining & Metals (0.36%)
Barrick NA Finance LLC 4.400%, 05/30/2021	1,000,000	1,032,974

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
Alcoa Inc. 5.870%, 02/23/2022	$750,000	$787,500
Rio Tinto Finance USA Ltd. 3.750%, 06/15/2025	1,000,000	1,017,118

		2,837,592

Oil & Gas (6.83%)
Chevron Corp. 1.718%, 06/24/2018	2,000,000	1,996,924
Shell International Finance 1.900%, 08/10/2018	1,500,000	1,497,492
Total Capital SA 2.125%, 08/10/2018	1,000,000	998,630
Chevron Corp. 4.950%, 03/03/2019	1,000,000	1,021,540
Marathon Oil Corp. 2.700%, 06/01/2020	1,000,000	985,207
Chevron Corp. 2.427%, 06/24/2020	2,000,000	1,989,440
Trans-Canada Pipelines 3.800%, 10/01/2020	1,000,000	1,018,298
Apache Corp. 3.625%, 02/01/2021	500,000	504,472
Occidental Petroleum Corp. 4.100%, 02/01/2021	1,000,000	1,029,037
Statoil ASA 2.750%, 11/10/2021	1,000,000	990,781
Canadian Natural Resources Ltd. 3.450%, 11/15/2021	1,000,000	1,007,447
Apache Corp. 3.250%, 04/15/2022	724,000	715,731
Devon Energy Corp. 3.250%, 05/15/2022	1,500,000	1,481,903
Total Capital International SA 2.700%, 01/25/2023	1,000,000	976,501
Occidental Petroleum Corp. 2.700%, 02/15/2023	1,000,000	978,207
EOG Resources Inc. 2.625%, 03/15/2023	2,000,000	1,926,728
Total Capital Canada Ltd. 2.750%, 07/15/2023	1,500,000	1,458,449
Shell International Finance 3.400%, 08/12/2023	500,000	505,218
Trans-Canada Pipelines 3.750%, 10/16/2023	1,000,000	1,020,443
Total Capital International SA 3.700%, 01/15/2024	1,000,000	1,019,307
Exxon Mobil Corp. 3.176%, 03/15/2024	1,000,000	1,009,998
Canadian Natural Resources Ltd. 3.800%, 04/15/2024	1,000,000	995,280
Ensco PLC 4.500%, 10/01/2024	2,000,000	1,590,000
Statoil ASA 3.250%, 11/10/2024	500,000	495,403

50	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
ConocoPhillips Co. 3.350%, 11/15/2024	$1,500,000	$1,488,168
Suncor Energy Inc. 3.600%, 12/01/2024	1,000,000	998,630
Canadian Natural Resources Ltd. 3.900%, 02/01/2025	1,000,000	996,168
Woodside Finance Ltd. (a) 3.650%, 03/05/2025	2,000,000	1,980,396
Ensco PLC 5.200%, 03/15/2025	500,000	402,500
Shell International Finance 3.250%, 05/11/2025	500,000	495,297
ConocoPhillips Co. 3.350%, 05/15/2025	1,000,000	987,985
Marathon Oil Corp. 3.850%, 06/01/2025	1,000,000	988,089
Occidental Petroleum Corp. 3.500%, 06/15/2025	500,000	500,961
Florida Gas Transmission Co. (a) 4.350%, 07/15/2025	1,500,000	1,555,752
Devon Energy Corp. 5.850%, 12/15/2025	1,000,000	1,135,811
Exxon Mobil Corp. 3.043%, 03/01/2026	2,000,000	1,961,038
Occidental Petroleum Corp. 3.400%, 04/15/2026	1,000,000	989,158
Shell International Finance 2.875%, 05/10/2026	2,000,000	1,927,482
Chevron Corp. 2.954%, 05/16/2026	1,500,000	1,443,111
Woodside Finance Ltd. (a) 3.700%, 09/15/2026	1,000,000	984,692
Occidental Petroleum Corp. 3.000%, 02/15/2027	500,000	479,310
Canadian Natural Resources Ltd. 3.850%, 06/01/2027	1,000,000	977,880
Baker Hughes, a GE Co., LLC / Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027	1,500,000	1,434,375
Texas Eastern Transmission LP (a) 3.500%, 01/15/2028	1,500,000	1,432,205
Woodside Finance Ltd. (a) 3.700%, 03/15/2028	1,500,000	1,446,134
Southwest Gas Corp. 3.700%, 04/01/2028	2,000,000	2,014,578

		53,832,156

Retailers (3.80%)
Home Depot Inc. 2.250%, 09/10/2018	1,000,000	999,340
CVS Caremark Corp. 2.250%, 12/05/2018	1,000,000	996,468
McDonald’s Corp. 1.875%, 05/29/2019	500,000	495,024
Costco Wholesale Corp. 1.700%, 12/15/2019	2,000,000	1,971,590

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Home Depot Inc. 3.950%, 09/15/2020	$1,000,000	$1,027,129
TJX Companies Inc., The 2.750%, 06/15/2021	1,500,000	1,491,323
Lowe’s Companies Inc. 3.800%, 11/15/2021	1,000,000	1,025,843
Walgreens Boots Alliance Inc. 3.300%, 11/18/2021	1,000,000	995,618
Walgreen Co. 3.100%, 09/15/2022	2,000,000	1,958,554
CVS Caremark Corp. 2.750%, 12/01/2022	1,000,000	962,563
Wal-Mart Stores Inc. 2.550%, 04/11/2023	1,000,000	978,095
CVS Health Corp. 3.375%, 08/12/2024	1,500,000	1,452,830
Lowe’s Companies Inc. 3.125%, 09/15/2024	1,000,000	985,226
Walgreens Boots Alliance Inc. 3.800%, 11/18/2024	500,000	492,420
McDonald’s Corp. 3.375%, 05/26/2025	2,000,000	1,977,738
CVS Health Corp. 3.875%, 07/20/2025	1,000,000	991,318
Lowe’s Companies Inc. 3.375%, 09/15/2025	1,000,000	992,110
Home Depot Inc. 3.000%, 04/01/2026	1,000,000	972,036
CVS Health Corp. 2.875%, 06/01/2026	1,000,000	921,461
Walgreens Boots Alliance Inc. 3.450%, 06/01/2026	500,000	472,453
McDonald’s Corp. 3.500%, 03/01/2027	2,000,000	1,970,754
Amazon.com Inc. (a) 3.150%, 08/22/2027	3,000,000	2,894,532
Home Depot Inc. 2.800%, 09/14/2027	1,000,000	946,276
McDonald’s Corp. 3.800%, 04/01/2028	2,000,000	2,025,378

		29,996,079

Telecom & Telecom Equipment (2.99%)
AT&T Inc. 2.375%, 11/27/2018	1,000,000	999,549
Vodafone Group PLC 5.450%, 06/10/2019	500,000	515,606
Verizon Communications Inc. 2.625%, 02/21/2020	630,000	627,031
Cisco Systems Inc. 2.450%, 06/15/2020	1,000,000	993,926
Telefonica Emisiones SAU 5.462%, 02/16/2021	1,000,000	1,063,101
Vodafone Group PLC 4.375%, 03/16/2021	2,000,000	2,067,376

See accompanying notes to schedules of investments.	51

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
AT&T Inc. 4.450%, 05/15/2021	$1,000,000	$1,034,585
Deutsche Telekom International Finance BV (a) 1.950%, 09/19/2021	1,000,000	958,736
AT&T Inc.
3.000%, 02/15/2022	1,000,000	987,649
2.625%, 12/01/2022	1,000,000	962,255
Vodafone Group PLC 2.950%, 02/19/2023	1,000,000	973,398
Verizon Communications inc. 5.150%, 09/15/2023	1,000,000	1,078,889
AT&T Inc. 3.900%, 03/11/2024	2,000,000	2,014,354
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,026,351
3.500%, 11/01/2024	1,000,000	989,879
AT&T Inc. 3.400%, 05/15/2025	2,000,000	1,927,096
Cisco Systems Inc. 2.950%, 02/28/2026	500,000	482,536
Verizon Communications Inc. 2.625%, 08/15/2026	1,500,000	1,369,857
Cisco Systems Inc. 2.500%, 09/20/2026	500,000	466,156
Deutsche Telekom International Finance BV (a) 3.600%, 01/19/2027	1,000,000	981,683
Verizon Communications Inc. 4.125%, 03/16/2027	2,000,000	2,025,828

		23,545,841

Transportation (2.38%)
JB Hunt Transport Services Inc. 2.400%, 03/15/2019	500,000	498,275
United Parcel Service Inc. 3.125%, 01/15/2021	1,000,000	1,007,781
JB Hunt Transport Services Inc. 3.300%, 08/15/2022	1,000,000	995,482
Union Pacific Corp. 2.750%, 04/15/2023	2,000,000	1,957,694
Burlington Northern Santa Fe 3.850%, 09/01/2023	2,000,000	2,059,296
CSX Corp. 3.700%, 11/01/2023	1,000,000	1,014,963
Norfolk Southern Corp. 3.850%, 01/15/2024	1,000,000	1,024,127
JB Hunt Transport Services Inc. 3.850%, 03/15/2024	500,000	503,620
CSX Corp. 3.400%, 08/01/2024	1,000,000	997,797
Burlington Northern Santa Fe 3.000%, 04/01/2025	1,000,000	975,855
Union Pacific Corp. 3.250%, 08/15/2025	500,000	493,646

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
Canadian National Railway Co. 2.750%, 03/01/2026	$1,000,000	$952,219
Union Pacific Corp. 2.750%, 03/01/2026	1,000,000	952,956
FedEx Corp. 3.250%, 04/01/2026	500,000	485,847
Norfolk Southern Corp. 2.900%, 06/15/2026	1,000,000	951,742
CSX Corp. 2.600%, 11/01/2026	1,000,000	912,725
FedEx Corp. 3.400%, 02/15/2028	1,000,000	970,388
CSX Corp. 3.800%, 03/01/2028	1,000,000	995,066
Kirby Corp. 4.200%, 03/01/2028	1,000,000	1,000,341

		18,749,820

Utilities & Energy (11.08%)
Southern California Gas Co. 5.450%, 04/15/2018	500,000	500,486
Pacificorp 5.650%, 07/15/2018	500,000	505,262
Public Service Electric and Gas Co. 2.300%, 09/15/2018	1,000,000	998,797
MidAmerican Energy Co. 2.400%, 03/15/2019	1,000,000	996,815
Alabama Power Co. 3.375%, 10/01/2020	1,000,000	1,011,289
Pacific Gas & Electric 3.500%, 10/01/2020	1,000,000	1,006,733
Kentucky Utilities Co. 3.250%, 11/01/2020	1,000,000	1,002,135
Public Service Company of Colorado 3.200%, 11/15/2020	1,000,000	1,007,823
Appalachian Power Co. 4.600%, 03/30/2021	500,000	521,556
Pacific Gas & Electric 3.250%, 09/15/2021	1,000,000	998,695
Southern California Edison Co. 2.400%, 02/01/2022	1,000,000	974,548
Baltimore Gas & Electric Co. 2.800%, 08/15/2022	500,000	492,930
PPL Electric Utilities 2.500%, 09/01/2022	500,000	484,701
Tampa Electric Co. 2.600%, 09/15/2022	500,000	486,205
Indiana Michigan Power Co. 3.200%, 03/15/2023	2,500,000	2,471,918
Kansas City Power & Light Co. 3.150%, 03/15/2023	2,000,000	1,974,832
Public Service Company of Colorado 2.500%, 03/15/2023	2,000,000	1,942,674

52	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Virginia Electric & Power Co. 2.750%, 03/15/2023	$1,500,000	$1,470,332
Public Service Electric and Gas Co. 2.375%, 05/15/2023	1,500,000	1,439,508
Florida Power & Light Co. 2.750%, 06/01/2023	2,000,000	1,960,792
Pacificorp 2.950%, 06/01/2023	1,000,000	990,160
Pacific Gas & Electric 3.250%, 06/15/2023	2,000,000	1,968,094
Baltimore Gas & Electric Co. 3.350%, 07/01/2023	3,000,000	3,015,213
Consumers Energy Co. 3.375%, 08/15/2023	1,000,000	1,004,045
Laclede Gas Co. 3.400%, 08/15/2023	1,000,000	998,109
Duke Energy Ohio Inc. 3.800%, 09/01/2023	1,200,000	1,230,664
San Diego Gas & Electric Co. 3.600%, 09/01/2023	2,000,000	2,046,578
Nabors Industries Inc. 5.100%, 09/15/2023	2,000,000	1,880,000
DTE Electric Co. 3.650%, 03/15/2024	2,000,000	2,060,544
Florida Power & Light Co. 3.250%, 06/01/2024	1,000,000	1,003,789
Arizona Public Service Co. 3.350%, 06/15/2024	500,000	500,462
Pacific Gas & Electric 3.400%, 08/15/2024	1,000,000	980,855
Southern California Gas Co. 3.150%, 09/15/2024	1,000,000	995,234
Commonwealth Edison Co. 3.100%, 11/01/2024	1,000,000	984,851
Consolidated Edison Co. of New York 3.300%, 12/01/2024	500,000	499,217
Interstate Power & Light Co. 3.250%, 12/01/2024	1,000,000	984,823
Ameren Illinois Co. 3.250%, 03/01/2025	500,000	495,885
Alabama Power Co. 2.800%, 04/01/2025	1,000,000	951,160
Arizona Public Service Co. 3.150%, 05/15/2025	500,000	492,496
Public Service Company of Colorado 2.900%, 05/15/2025	500,000	485,262
Virginia Electric & Power Co. 3.100%, 05/15/2025	1,000,000	970,429
Appalachian Power Co. 3.400%, 06/01/2025	1,000,000	989,236
Wisconsin Electric Power 3.100%, 06/01/2025	1,000,000	978,933
Public Service Company of New Mexico 3.850%, 08/01/2025	1,500,000	1,520,999

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Duke Energy Progress LLC 3.250%, 08/15/2025	$2,000,000	$1,990,362
Interstate Power & Light Co. 3.400%, 08/15/2025	1,000,000	985,653
Kansas City Power & Light Co. 3.650%, 08/15/2025	1,000,000	1,002,974
AEP Texas Central Co. (a) 3.850%, 10/01/2025	1,000,000	1,018,798
Florida Power & Light Co. 3.125%, 12/01/2025	1,000,000	989,433
Jersey Central Power & Light (a) 4.300%, 01/15/2026	1,000,000	1,029,237
Virginia Electric & Power Co. 3.150%, 01/15/2026	1,500,000	1,450,133
Georgia Power Co. 3.250%, 04/01/2026	1,000,000	974,515
San Diego Gas & Electric Co. 2.500%, 05/15/2026	500,000	465,897
NSTAR Electric Co. 2.700%, 06/01/2026	1,000,000	938,763
San Diego Gas & Electric Co. 6.000%, 06/01/2026	500,000	579,431
Commonwealth Edison Co. 2.550%, 06/15/2026	1,000,000	932,110
Southern California Gas Co. 2.600%, 06/15/2026	1,000,000	940,230
Westar Energy Inc. 2.550%, 07/01/2026	1,000,000	938,765
Baltimore Gas & Electric Co. 2.400%, 08/15/2026	1,000,000	919,152
KeySpan Gas East Corp. (a) 2.742%, 08/15/2026	1,000,000	936,404
CenterPoint Energy Houston Electric LLC 2.400%, 09/01/2026	1,000,000	924,949
Arizona Public Service Co. 2.550%, 09/15/2026	1,000,000	922,607
Public Service Electric and Gas Co. 2.250%, 09/15/2026	1,000,000	913,261
Westar Energy Inc. 3.100%, 04/01/2027	1,000,000	974,049
MidAmerican Energy Co. 3.100%, 05/01/2027	1,000,000	971,515
NSTAR Electric Co. 3.200%, 05/15/2027	1,500,000	1,467,044
Appalachian Power Co. 3.300%, 06/01/2027	1,500,000	1,454,217
Rochester Gas & Electric Corp. (a) 3.100%, 06/01/2027	1,000,000	960,950
Atmos Energy Corp. 3.000%, 06/15/2027	500,000	482,459
Union Electric Co. 2.950%, 06/15/2027	1,000,000	956,376
Boston Gas Co. (a) 3.150%, 08/01/2027	1,000,000	958,241

See accompanying notes to schedules of investments.	53

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Arizona Public Service Co. 2.950%, 09/15/2027	$1,000,000	$952,815
Wisconsin Power & Light 3.050%, 10/15/2027	2,000,000	1,917,708
Consolidated Edison Co. of New York 3.125%, 11/15/2027	1,000,000	975,649
Pacific Gas & Electric (a) 3.300%, 12/01/2027	1,000,000	946,335
Southern California Edison Co. (b) 3.650%, 03/01/2028	1,000,000	1,002,201
Pennsylvania Electric Co. (a) 3.250%, 03/15/2028	2,000,000	1,882,362
Virginia Electric & Power Co. 3.800%, 04/01/2028	1,000,000	1,012,480
Northern States Power Co. 6.200%, 07/01/2037	1,000,000	1,308,699

		87,350,843

Total Corporate Bonds
(cost $548,478,375)		539,176,394

Government Agency Securities (c) (16.78%)
Agency Commercial Mortgage-Backed Securities (13.66%)
Federal Home Loan Mortgage Corp.
Series K020, Class A2 2.373%, 05/25/2022	10,000,000	9,814,550
Series K025, Class A2 2.682%, 10/25/2022	5,000,000	4,953,835
Series K724, Class A2 3.062%, 11/25/2023	500,000	501,941
Series K725, Class A2 3.002%, 01/25/2024	7,000,000	6,998,460
Series K055, Class A2 2.673%, 03/25/2026	2,000,000	1,940,106
Series K060, Class A2 3.300%, 10/25/2026	1,500,000	1,510,697
Series K061, Class A2 3.347%, 11/25/2026	2,000,000	2,021,234
Series K062, Class A2 3.413%, 12/25/2026	4,000,000	4,059,304
Series K063, Class A2 3.430%, 01/25/2027	5,000,000	5,080,475
Series K064, Class A2 3.224%, 03/25/2027	3,500,000	3,501,691
Series K068, Class A2 3.244%, 08/25/2027	2,000,000	1,999,954
Series K069, Class A2 3.187%, 09/25/2027	3,000,000	2,985,705
Series K071, Class A2 3.286%, 11/25/2027	2,000,000	2,003,008
Series K070, Class A2 3.303%, 11/25/2027	1,000,000	1,004,574
Series K072, Class A2 3.444%, 12/25/2027	1,500,000	1,520,427
Federal National Mortgage Association
Series 2012-M3, Class 1A2 3.044%, 01/25/2022	10,000,000	10,044,610

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
Series 2012-M5, Class A2 2.715%, 02/25/2022	$3,500,000	$3,475,714
Series 2012-M9, Class A2 2.482%, 04/25/2022	9,082,479	8,950,536
Series 2012-M13, Class A2 2.377%, 05/25/2022	5,000,000	4,895,090
Series 2013-M3, Class A2 2.509%, 11/25/2022	6,000,000	5,882,250
Series 2016-M13, Class A2 2.477%, 09/25/2026	1,000,000	950,373
Series 2017-M1, Class A2 2.417%, 10/25/2026	3,000,000	2,832,909
Series 2017-M4, Class A2 2.597%, 12/25/2026	6,000,000	5,726,640
Series 2017-M3, Class A2 2.486%, 12/25/2026	5,000,000	4,743,280
Series 2017-M2, Class A2 2.785%, 02/25/2027	2,500,000	2,423,220
Series 2017-M12, Class A2 3.079%, 06/25/2027	4,000,000	3,953,848
Series 2017-M13, Class A2 2.939%, 09/25/2027	2,000,000	1,951,298
Series 2018-M1, Class A2 2.986%, 12/25/2027	2,000,000	1,958,005

		107,683,734

Agency Mortgage-Backed Securities (2.84%)
Federal Home Loan Mortgage Corp.
5.000%, 09/01/2018	3,211	3,229
5.000%, 09/01/2018	2,098	2,110
4.500%, 11/01/2018	5,414	5,446
5.500%, 11/01/2018	1,720	1,723
5.000%, 01/01/2019	5,685	5,716
5.000%, 04/01/2019	2,972	2,988
4.500%, 05/01/2019	7,353	7,395
4.000%, 05/01/2019	3,817	3,927
5.500%, 06/01/2019	6,706	6,729
5.000%, 01/01/2020	9,699	9,806
5.500%, 04/01/2020	20,089	20,528
5.500%, 07/01/2020	23,145	23,528
5.000%, 05/01/2021	40,030	41,059
6.000%, 07/01/2021	39,019	40,462
4.500%, 05/01/2024	121,643	126,403
4.500%, 05/01/2024	51,344	53,228
4.500%, 09/01/2024	123,770	128,682
4.000%, 10/01/2024	204,097	210,423
4.000%, 01/01/2025	134,064	137,972
4.000%, 07/01/2025	145,617	150,123
4.500%, 08/01/2025	132,479	137,760
3.500%, 04/01/2026	253,010	258,162
2.500%, 02/01/2027	2,139,384	2,110,781
6.000%, 11/01/2028	4,066	4,520
6.500%, 06/01/2029	10,088	11,361
7.500%, 12/01/2030	782	806
6.500%, 09/01/2031	1,707	1,937

54	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
6.000%, 11/01/2032	$13,116	$14,616
6.000%, 12/01/2032	7,991	8,988
5.500%, 05/01/2033	156,368	171,005
5.500%, 07/01/2033	180,325	196,628
5.000%, 08/01/2033	50,942	55,080
5.500%, 03/01/2034	15,834	17,220
5.000%, 04/01/2034	23,193	24,915
6.000%, 07/01/2034	134,348	149,221
5.500%, 05/01/2035	172,531	188,386
5.000%, 05/01/2035	126,739	137,025
4.500%, 08/01/2035	35,941	37,736
5.000%, 10/01/2035	25,044	26,862
6.500%, 08/01/2036	62,586	70,483
5.500%, 10/01/2037	50,715	55,657
5.500%, 11/01/2037	68,293	74,953
6.000%, 01/01/2038	32,879	36,887
6.000%, 01/01/2038	24,078	26,743
4.500%, 06/01/2039	300,927	318,080
5.000%, 06/01/2039	186,919	201,557
4.500%, 10/01/2039	375,639	397,447
5.000%, 10/01/2039	304,865	328,750
5.000%, 01/01/2040	173,505	187,075
4.500%, 02/01/2040	126,006	133,247
4.000%, 07/01/2041	816,656	845,516
Federal National Mortgage Association
5.000%, 05/01/2018	1,466	1,489
4.500%, 05/01/2018	1,070	1,078
4.500%, 05/01/2018	744	750
5.000%, 05/01/2018	484	487
5.000%, 05/01/2018	434	440
4.500%, 03/01/2019	5,853	5,890
5.500%, 10/01/2019	39,487	39,855
5.000%, 11/01/2019	21,405	21,800
4.500%, 12/01/2019	13,847	13,988
5.000%, 06/01/2020	37,195	37,816
4.500%, 09/01/2020	23,011	23,323
5.500%, 05/01/2021	46,110	47,132
4.500%, 04/01/2023	9,420	9,601
5.000%, 01/01/2024	93,316	98,008
4.500%, 04/01/2024	20,407	21,025
4.000%, 06/01/2024	90,179	92,781
5.000%, 10/01/2024	170,567	177,875
4.500%, 11/01/2024	101,356	105,669
3.500%, 12/01/2025	222,797	227,391
3.000%, 12/01/2026	537,221	539,770
7.500%, 09/01/2029	9,684	10,716
6.500%, 05/01/2030	7,608	8,522
6.500%, 08/01/2031	602	672
6.500%, 10/01/2031	5,402	6,029
6.000%, 11/01/2031	7,105	7,900
7.000%, 01/01/2032	10,438	11,869
3.000%, 02/01/2032	2,747,439	2,739,095
3.000%, 02/01/2032	2,226,198	2,233,903
6.000%, 03/01/2032	7,006	7,789
6.500%, 03/01/2032	2,138	2,390
6.500%, 04/01/2032	21,436	23,922

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
7.000%, 04/01/2032	$6,479	$7,231
6.500%, 05/01/2032	30,899	34,483
6.000%, 05/01/2032	4,819	5,393
7.000%, 06/01/2032	15,752	17,950
6.500%, 06/01/2032	2,192	2,446
6.500%, 07/01/2032	7,541	8,416
6.000%, 08/01/2032	53,818	60,484
5.500%, 10/01/2032	53,831	59,136
6.500%, 10/01/2032	24,503	27,344
6.000%, 11/01/2032	14,474	16,098
6.000%, 01/01/2033	27,373	30,417
5.500%, 03/01/2033	21,547	23,658
5.500%, 03/01/2033	16,326	17,915
6.000%, 04/01/2033	34,381	38,224
5.000%, 05/01/2033	81,897	88,417
5.000%, 05/01/2033	17,566	18,948
5.000%, 08/01/2033	88,905	95,979
5.500%, 10/01/2033	59,148	64,913
5.000%, 03/01/2034	126,345	136,657
5.500%, 05/01/2034	136,372	149,794
6.000%, 07/01/2034	68,273	76,599
5.500%, 12/01/2034	154,619	169,764
5.500%, 04/01/2035	92,585	101,633
5.000%, 07/01/2035	87,857	94,859
5.500%, 07/01/2035	85,324	93,668
5.000%, 10/01/2035	62,453	67,394
5.000%, 11/01/2035	21,742	23,447
6.000%, 08/01/2036	38,135	42,805
6.000%, 12/01/2037	15,433	17,316
5.500%, 02/01/2038	59,774	65,068
5.500%, 06/01/2038	161,065	176,082
4.500%, 03/01/2039	336,001	355,623
4.500%, 05/01/2039	161,727	170,458
5.000%, 05/01/2039	109,614	117,183
5.000%, 11/01/2039	500,222	542,274
4.500%, 01/01/2040	233,148	246,582
4.500%, 09/01/2040	435,478	460,623
3.500%, 01/01/2041	991,955	1,001,283
4.500%, 04/01/2041	309,185	326,929
5.000%, 05/01/2041	300,874	324,953
4.000%, 11/01/2041	846,189	874,705
Government National Mortgage Association
6.500%, 06/15/2028	16,580	18,546
6.000%, 11/15/2028	9,527	10,602
6.500%, 03/15/2029	19,851	22,205
7.000%, 06/15/2029	14,683	14,799
7.500%, 08/20/2030	4,758	5,457
6.000%, 01/15/2032	8,337	9,373
5.500%, 10/15/2033	79,925	88,058
5.000%, 11/20/2033	123,219	132,206
6.000%, 12/20/2033	41,749	47,497
5.500%, 11/15/2038	84,594	92,244
5.000%, 09/15/2039	221,060	237,238
4.500%, 10/15/2039	311,699	327,765
5.000%, 12/15/2039	102,020	109,657

See accompanying notes to schedules of investments.	55

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
4.000%, 09/20/2040	$922,989	$964,858
4.500%, 03/20/2041	185,060	194,567
5.000%, 05/20/2041	145,864	156,355

		22,414,434

Agency Notes & Bonds (0.28%)
Federal National Mortgage Association 7.125%, 01/15/2030	500,000	699,788
Tennessee Valley Authority 1.750%, 10/15/2018	1,500,000	1,497,501

		2,197,289

Total Government Agency Securities
(cost $133,854,037)		132,295,457

	Principal amount	Value
U.S. Treasury Obligations (12.53%)
8.125%, 08/15/2019	$750,000	$810,117
6.875%, 08/15/2025	5,000,000	6,401,565
3.875%, 05/15/2018	2,000,000	2,005,170
3.750%, 11/15/2018	17,000,000	17,176,647
1.625%, 04/30/2019	5,000,000	4,971,680
1.625%, 06/30/2020	5,000,000	4,922,655
2.625%, 08/15/2020	5,000,000	5,031,445
1.375%, 04/30/2021	5,000,000	4,846,680
1.625%, 04/30/2023	3,000,000	2,864,298
1.625%, 10/31/2023	2,500,000	2,372,853
2.000%, 05/31/2024	5,000,000	4,813,865
2.375%, 08/15/2024	10,000,000	9,830,860
2.250%, 11/15/2024	5,000,000	4,869,335
2.000%, 02/15/2025	10,000,000	9,568,360
2.250%, 11/15/2025	10,000,000	9,679,300
2.250%, 02/15/2027	6,000,000	5,766,798
2.375%, 05/15/2027	3,000,000	2,910,585

Total U.S. Treasury Obligations
(cost $100,856,288)		98,842,213

56	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Short-term Investments (1.94%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.56% (d)	15,268,339	$15,268,339

Total Short-term Investments
(cost $15,268,339)		15,268,339

TOTAL INVESTMENTS (99.62%)
(cost $798,457,039)		785,582,403
OTHER ASSETS, NET OF LIABILITIES (0.38%)		3,025,812

NET ASSETS (100.00%)		$788,608,215

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of these securities amounted to $43,130,752 or 5.47% of net assets.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	The obligations of the Government National Mortgage Association (“Ginnie Mae”) are backed by the full faith and credit of the U.S. Government. The obligations of the remaining U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(d)	Rate shown is the 7-day yield as of March 31, 2018.

See accompanying notes to schedules of investments.	57

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (97.95%)
Alabama (2.67%)
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	$1,025,000	$1,074,323
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	100,000	102,928
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2026	NR	400,000	411,748
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011 (Prerefunded to 02-15-2021 @ 100) (b)	5.000%	08/15/2028	A1	940,000	1,022,278
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2029	A+	695,000	729,813
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	475,000	487,668
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.125%	02/01/2030	NR	1,830,000	1,881,881
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2030	A+	720,000	754,006
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	210,000	215,903
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2031	NR	790,000	813,202
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.250%	06/01/2031	A+	750,000	796,283
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.500%	06/01/2032	A+	780,000	838,071
The Board of Trustees of the University of Alabama, University of Alabama at Birmingham, General Revenue Bonds, Series 2016-B	5.000%	10/01/2034	Aa2	3,000,000	3,430,050

					12,558,154

Alaska (2.06%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,035,160
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,334,197
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A (Prerefunded to 07-01-2019 @ 100) (b)	5.000%	07/01/2029	Aa2	1,035,000	1,077,901
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2033	AA+	1,200,000	1,348,740
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	5.000%	09/01/2033	AAA	800,000	928,464
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	5.000%	09/01/2034	AAA	1,225,000	1,412,793
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	5.000%	09/01/2034	AAA	1,365,000	1,574,255

					9,711,510

Arizona (9.10%)
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,009,620
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012) (Economically Defeased to 07-01-2021 @ 100) (b)	4.000%	07/01/2023	AA	1,000,000	1,068,360
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2023	A+	1,460,000	1,519,597
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	Aa3	300,000	334,755
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2024	AA	1,140,000	1,270,598
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	Aa3	300,000	319,752
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	A2	1,500,000	1,598,130
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	1,100,000	1,178,397
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2025	AA	2,000,000	2,222,240

58	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012) (Economically Defeased to 07-01-2021 @ 100) (b)	4.250%	07/01/2025	AA	$2,000,000	$2,152,400
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2026	Aa2	500,000	532,295
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA	2,015,000	2,135,094
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2026	AA	1,725,000	1,915,216
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2027	A+	2,000,000	2,082,900
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,126,680
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2027	AA	1,000,000	1,107,700
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,651,170
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	4,165,000	4,389,202
Pima County, Arizona, General Obligation Bonds, Series 2013A	4.000%	07/01/2028	AA	3,000,000	3,150,420
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,102,720
Marana Unified School District No. 6 of Pima County, Arizona, School Improvement Bonds, Project of 2014, Series B (2016)	4.000%	07/01/2030	A	1,450,000	1,550,790
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2016 Series A	5.000%	01/01/2034	AA	2,480,000	2,900,484
Arizona Board of Regents, University of Arizona, System Revenue Bonds, Series 2018A	5.000%	06/01/2036	AA-	3,000,000	3,513,450

					42,831,970

Arkansas (2.95%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,049,940
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds, (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2023	Aa2	250,000	260,308
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2029	AA	5,605,000	6,048,916
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,144,386
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,026,990
City of Rogers, Arkansas, Water Revenue Refunding Bonds, Series 2016	4.000%	11/01/2030	Aa2	505,000	531,997
City of Little Rock, Arkansas, Sewer Refunding Revenue Bonds, Series 2015	5.000%	10/01/2033	Aa3	2,500,000	2,818,400

					13,880,937

California (3.79%)
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100) (b)	4.250%	08/01/2027	Aaa	1,440,000	1,557,317
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2029	Aa3	1,395,000	1,609,370
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C (Prerefunded to 08-01-2018 @ 100) (b)	5.500%	08/01/2029	Aa2	1,000,000	1,013,370
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2030	Aa3	1,000,000	1,150,500
Palomar Community College District, (San Diego County, California), 2015 General Obligation Refunding Bonds	5.000%	05/01/2031	AA	1,500,000	1,721,925
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	2,000,000	1,978,360
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2031	Aa3	840,000	961,640
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2031	Aa3	105,000	104,768
Santa Monica-Malibu Unified School District, (Los Angeles County, California), Election of 2012 General Obligation Bonds, Series B	5.000%	07/01/2032	AA	1,920,000	2,206,003

See accompanying notes to schedules of investments.	59

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2032	A+	$1,000,000	$1,153,390
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2033	A+	1,000,000	1,146,940
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	5.000%	08/01/2034	AA-	2,780,000	3,240,368

					17,843,951

Colorado (2.41%)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,072,810
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,443,312
Jefferson County School District No. R-1, (in Jefferson and Broomfield Counties, Colorado), General Obligation Refunding Bonds, Series 2012	3.500%	12/15/2024	Aa2	195,000	205,912
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009 (Prerefunded to 12-15-2018 @ 100) (b)	5.000%	12/15/2025	Aa1	1,185,000	1,213,499
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,473,598
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aaa	1,230,000	1,302,828
Apex Park and Recreation District, Jefferson County, Colorado, General Obligation Bonds, Series 2016	5.000%	12/01/2033	Aa2	1,500,000	1,747,170
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield, Colorado, General Obligation Bonds, Series 2016B	5.000%	12/15/2036	A+	2,500,000	2,869,950

					11,329,079

Connecticut (2.69%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,032,301
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,235,289
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2029	Aa1	750,000	759,135
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (c)	2.000%	07/01/2042	Aaa	10,000,000	9,614,900

					12,641,625

Delaware (0.72%)
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	2,045,000	2,196,371
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	NR	1,120,000	1,145,066
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	Aa2	50,000	51,119

					3,392,556

Florida (3.85%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	3,130,000	3,387,286
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009 (Prerefunded to 12-01-2019 @ 100) (b)	4.250%	12/01/2024	AA-	1,000,000	1,041,240
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2029	Aaa	1,750,000	1,989,663
Broward County, Florida Water and Sewer Utility Revenue Refunding Bonds, Series 2015A	5.000%	10/01/2030	Aa1	1,400,000	1,618,176
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2030	Aaa	1,960,000	2,226,266
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2032	Aa2	2,500,000	2,878,375
Central Florida Expressway Authority, Senior Lien Refunding Revenue Bonds, Series 2016B	5.000%	07/01/2033	A1	2,500,000	2,888,375
City of Riviera Beach (Florida), Utility Special District, Water and Sewer Revenue Bonds, Series 2016	5.000%	10/01/2033	A+	1,845,000	2,097,654

					18,127,035

60	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Georgia (0.68%)
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa2	$2,000,000	$2,163,300
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	1,000,000	1,018,650

					3,181,950

Hawaii (0.44%)
State of Hawaii, Highway Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	6.000%	01/01/2029	Aa2	2,000,000	2,064,800

Idaho (0.82%)
School District No. 271 (Coeur d’Alene), Kootenai County, State of Idaho, General Obligation Bonds, Series 2012B	4.000%	09/15/2022	Aa2	2,280,000	2,471,178
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa3	1,220,000	1,365,692

					3,836,870

Indiana (2.23%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Prerefunded to 08-01-2020 @ 100) (b)	4.500%	08/01/2025	A1	1,000,000	1,062,200
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015F	5.000%	07/15/2031	AA-	1,735,000	1,978,715
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	25,000	25,158
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2033	A+	1,890,000	2,156,414
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	5.000%	07/15/2034	A+	2,920,000	3,334,085
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2034	AA-	1,720,000	1,936,789

					10,493,361

Iowa (1.81%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa2	350,000	351,383
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2012 (The State University of Iowa)	3.000%	07/01/2022	AA	1,510,000	1,566,746
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa2	1,410,000	1,415,570
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.375%	06/01/2030	Aa2	1,825,000	1,660,330
Des Moines Metropolitan, Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2013B	4.000%	06/01/2030	Aa3	3,400,000	3,503,768

					8,497,797

Kansas (2.04%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	5.000%	10/01/2031	Aaa	2,630,000	3,061,189
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	4.000%	09/01/2032	Aa2	2,500,000	2,664,300
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	4.000%	09/01/2033	Aa2	2,500,000	2,658,275
Unified School District No. 497, Douglas County, Kansas, (Lawrence), General Obligation Refunding and Improvement Bonds, Series 2016-A	5.000%	09/01/2035	Aa2	1,065,000	1,208,285

					9,592,049

Kentucky (0.28%)
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.125%	02/01/2031	Aa3	1,255,000	1,315,165

See accompanying notes to schedules of investments.	61

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Louisiana (0.03%)
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2025	AA	$160,000	$163,749

Maryland (1.03%)
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A (Prerefunded to 02-15-2020 @100) (b)	4.000%	02/15/2023	Aaa	1,845,000	1,923,302
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A (Prerefunded to 02-15-2020 @ 100) (b)	4.000%	02/15/2032	Aaa	2,790,000	2,908,408

					4,831,710

Massachusetts (1.09%)
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2025	Aa1	465,000	472,738
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2026	Aa1	215,000	218,085
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2027	Aa1	190,000	192,388
Town of Georgetown, Massachusetts, General Obligation School Bonds	4.000%	05/01/2031	Aa2	900,000	948,078
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	AA	1,000,000	1,099,430
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A (Prerefunded to 06-01-2021 @ 100) (b)	5.000%	06/01/2035	Aa1	2,000,000	2,195,120

					5,125,839

Michigan (5.60%)
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	777,017
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	242,687
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	A+	1,625,000	1,678,706
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	2,966,062
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	A+	1,600,000	1,649,920
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	Aa3	4,240,000	4,483,376
Birmingham Public Schools, County of Oakland, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2029	AA+	3,545,000	3,746,711
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2029	A+	1,000,000	1,131,700
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2030	A+	750,000	846,525
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	AA-	885,000	1,001,316
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2031	A+	1,000,000	1,123,930
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A+	1,000,000	1,127,340
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A	1,535,000	1,734,642

62	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2032	A+	$2,900,000	$3,018,929
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2033	A+	800,000	828,616

					26,357,477

Minnesota (0.61%)
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	185,000	192,881
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	2,500,000	2,654,800

					2,847,681

Mississippi (0.78%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	Baa2	1,000,000	1,052,870
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	Baa2	1,000,000	1,052,490
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	Aa2	1,480,000	1,572,855

					3,678,215

Missouri (1.89%)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	2,490,000	2,646,472
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	2,750,000	2,881,808
The School District of Springfield R-XII, Springfield, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2013 (Crossover Refunding to 03-01-2023 @ 100) (b)	5.000%	03/01/2032	AA	1,000,000	1,123,700
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	2,000,000	2,249,720

					8,901,700

Montana (0.88%)
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2026	Aa2	265,000	279,085
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	550,552
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	685,418
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2034	A+	505,000	579,094
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2035	A+	880,000	1,031,932
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2036	A+	855,000	1,001,120

					4,127,201

Nebraska (2.19%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	990,000	1,060,617
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,036,499
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2030	AA-	1,930,000	2,039,547
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2031	A+	725,000	829,364
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	2,000,000	2,261,800

See accompanying notes to schedules of investments.	63

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2032	A+	$850,000	$969,833
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2033	A+	970,000	1,103,889

					10,301,549

New Jersey (3.79%)
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,251,019
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,480,628
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,365,286
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,484,075
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	1,485,000	1,566,571
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2026	AAA	850,000	922,361
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA+	1,440,000	1,535,184
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,174,813
The Board of Education of the Township of Wyckoff in the County of Bergen, New Jersey, Refunding School Bonds	4.000%	04/01/2027	AA+	1,415,000	1,516,130
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2027	AAA	630,000	681,024
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA+	1,495,000	1,591,084
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	971,235
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.500%	07/15/2033	AA+	1,160,000	1,269,063

					17,808,473

New Mexico (1.53%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	Aa2	1,750,000	1,814,068
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa3	1,700,000	1,784,847
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa2	2,500,000	2,605,775
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2030	Aa2	1,000,000	1,008,530

					7,213,220

New York (1.70%)
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009 (Economically Defeased to 06-15-2019 @ 100) (b)	4.000%	06/15/2022	Aaa	1,285,000	1,321,481
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	685,980
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	A3	1,000,000	1,019,290
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3	1,000,000	1,008,920
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	1,000,000	1,134,000
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,821,575

					7,991,246

64	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (3.15%)
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	$1,355,000	$1,395,230
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,110,920
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,296,954
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100) (b)	4.000%	05/01/2026	Aaa	1,000,000	1,046,960
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,577,730
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B (Prerefunded to 04-01-2022 @ 100) (b)	4.000%	04/01/2027	Aaa	4,000,000	4,305,640
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,608,855
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2028	Aaa	455,000	461,707
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008	5.000%	07/01/2038	Aaa	1,000,000	1,008,580

					14,812,576

North Dakota (0.29%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,368,458

Ohio (2.76%)
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax) (Prerefunded to 12-01-2019 @ 100) (b)	5.000%	12/01/2023	Aa2	1,000,000	1,051,780
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2025	AA-	1,315,000	1,405,893
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,094,270
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2012A (Prerefunded to 08-15-2022 @ 100) (b)	4.000%	02/15/2027	Aaa	1,500,000	1,626,120
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A (Prerefunded to 11-01-2021 @ 100) (b)	4.500%	11/01/2027	AA-	2,000,000	2,182,640
City of North Ridgeville, Ohio, General Obligation, Fire Station Bonds, Series 2016, (Unlimited Tax)	4.000%	12/01/2028	Aa1	700,000	745,171
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds,
Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2028	Aa1	1,870,000	1,995,197
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2029	Aa1	1,680,000	1,791,703
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2031	Aa3	960,000	1,082,083

					12,974,857

Oklahoma (1.20%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,600,450
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B (Prerefunded to 01-01-2021 @ 100) (b)	5.000%	01/01/2026	Aa3	1,000,000	1,085,850
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B (Prerefunded to 01-01-2021 @ 100) (b)	5.000%	01/01/2028	Aa3	770,000	836,105
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,000,000	1,133,350

					5,655,755

Oregon (3.33%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,119,124
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2022	AA-	1,825,000	1,837,775
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2023	AA-	1,375,000	1,384,625

See accompanying notes to schedules of investments.	65

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	$1,500,000	$1,592,325
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2024	Aa1	575,000	582,964
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2029	A+	3,585,000	4,114,433
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009 (Prerefunded 06-15-2019 @100) (b)	5.000%	06/15/2029	AA-	1,000,000	1,040,110
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2029	Aa1	940,000	953,019
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2033	AA-	400,000	452,332
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2034	AA-	400,000	451,456
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2035	AA-	415,000	467,481
State of Oregon, General Obligation Bonds, 2012 Series I, (ODOT Project - Tax-Exempt)	5.000%	05/01/2037	Aa1	1,500,000	1,650,615

					15,646,259

Pennsylvania (3.51%)
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2025	Aa1	860,000	926,349
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aaa	2,575,000	2,750,847
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011 (Prerefunded to 11-15-2021 @ 100) (b)	4.000%	11/15/2026	Aaa	1,465,000	1,574,670
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2027	Aa1	950,000	1,022,789
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2028	Aa1	995,000	1,071,237
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2029	AA	980,000	1,056,656
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2029	NR	100,000	108,061
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,667,250
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2031	AA	870,000	937,121
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2031	NR	185,000	199,913
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014 (Prerefunded to 11-15-2024 @ 100) (b)	5.000%	11/15/2031	AA	1,000,000	1,170,840
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2032	AA	1,375,000	1,480,353
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2032	NR	285,000	307,974
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2033	Aa3	975,000	1,075,367
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2034	Aa3	1,075,000	1,183,521

					16,532,948

Rhode Island (0.47%)
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa3	2,050,000	2,205,452

South Carolina (4.97%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	AA	2,500,000	2,766,350
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	1,917,972
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	Aa2	2,620,000	2,787,654

66	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (Cont.)
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	NR	$3,380,000	$3,473,964
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	A1	120,000	123,336
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	Aa2	2,850,000	3,022,539
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Bonds, Series 2013A (Prerefunded to 03-01-2023 @ 100) (b)	4.000%	03/01/2028	Aa2	1,525,000	1,661,747
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2012	5.000%	02/01/2030	Aa1	1,000,000	1,099,900
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2032	A1	3,585,000	3,944,468
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2032	AA-	305,000	341,588
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2033	AA-	640,000	716,058
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2034	AA-	670,000	748,879
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2035	AA-	705,000	787,217

					23,391,672

Tennessee (2.49%)
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA+	2,000,000	2,224,360
The Hallsdale-Powell Utility District of Knox County, Tennessee, Waterworks and Sewer Revenue Refunding Bonds, Series 2013	3.000%	04/01/2025	AA	1,260,000	1,285,250
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2016 (Prerefunded to 07-01-2022 @ 100) (b)	4.000%	07/01/2025	NR	190,000	205,225
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2016	4.000%	07/01/2025	Aa2	810,000	863,671
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	Aaa	5,000,000	5,386,650
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2031	Aa2	825,000	859,518
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2032	Aa2	850,000	880,337

					11,705,011

Texas (2.76%)
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A (Prerefunded to 11-15-2019 @ 100) (b)	5.000%	11/15/2026	Aa2	2,000,000	2,106,080
Carrollton-Farmers Branch Independent School District, (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	Aa1	1,205,000	1,278,517
Carrollton-Farmers Branch Independent School District, (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012 (Prerefunded to 02/15/2022 @ 100) (b)	4.000%	02/15/2028	NR	795,000	852,635
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012 (Prerefunded to 02-15-2021 @ 100) (b)	5.000%	02/15/2029	AA+	2,365,000	2,575,485
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2013A	4.000%	02/15/2030	Aa1	1,000,000	1,059,830
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012 (Prerefunded to 02-15-2021 @ 100) (b)	5.000%	02/15/2031	AA+	1,565,000	1,704,285
City of Fort Worth, Texas, (Tarrant, Denton, Parker, Johnson and Wise Counties, Texas), Water and Sewer System Revenue Refunding and Improvement Bonds, Series 2016	5.000%	02/15/2033	Aa1	1,650,000	1,897,124
Wylie Independent School District, (Taylor County, Texas), Unlimited Tax School Building Bonds, Series 2018	5.000%	02/15/2035	Aa3	1,325,000	1,515,416

					12,989,372

Utah (0.51%)
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	1,000,000	1,066,160

See accompanying notes to schedules of investments.	67

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Utah (Cont.)
Jordan Valley Water Conservancy District, Water Revenue and Refunding Bonds, Series 2014A	5.000%	10/01/2029	AA+	$75,000	$78,489
Weber Basin Water Conservancy District, Water Revenue Bonds, Series 2013B	4.250%	04/01/2033	AA+	1,195,000	1,257,570

					2,402,219

Virginia (3.02%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	735,000	767,097
Virginia Public School Authority, Special Obligation School Financing Bonds, Prince William County Series 2012 (Prerefunded to 07-15-2021 @ 100) (b)	4.500%	07/15/2024	Aaa	3,285,000	3,564,291
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,065,000	1,120,763
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2026	NR	330,000	348,424
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2029	Aa2	1,790,000	1,949,489
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2030	Aa2	1,880,000	2,046,342
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2031	Aa2	1,975,000	2,148,504
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2032	Aa2	2,075,000	2,255,338

					14,200,248

Washington (4.63%)
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2012B	3.000%	12/01/2023	AA+	220,000	229,143
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2025	AA+	2,000,000	2,045,440
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008 (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	01/01/2028	AA-	680,000	685,800
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,599,084
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008 (Prerefunded to 07-01-2018 @ 100) (b)	5.125%	01/01/2029	AA-	445,000	448,929
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2030	A1	1,600,000	1,850,112
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,472,936
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2031	A1	2,205,000	2,453,548
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2031	AA-	295,000	337,710
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2032	AA-	1,100,000	1,237,489
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2032	AA-	375,000	428,183
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2033	AA-	865,000	983,860
Lake Washington School District No. 414, King County, Washington,Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2033	AA+	4,875,000	5,192,704
Public Utility District No. 1 of Clark County, Washington, Generating System Revenue and Refunding Bonds, Series 2016	5.000%	01/01/2034	A	1,585,000	1,793,190

					21,758,128

West Virginia (3.45%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A	2,200,000	2,414,654
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA-	2,260,000	2,414,200
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A	2,240,000	2,420,118

68	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
West Virginia (Cont.)
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA-	$2,350,000	$2,508,484
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A	2,595,000	2,800,965
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2029	AA-	535,000	611,238
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.500%	05/01/2029	AA-	250,000	239,203
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA-	2,555,000	2,801,123

					16,209,985

Wisconsin (1.75%)
Fox Valley Technical College District, Wisconsin, General Obligation School Facilities Bonds, Series 2012C	3.000%	12/01/2023	Aaa	225,000	232,506
School District of Elmbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds (Prerefunded to 04-01-2018 @ 100) (b)	5.000%	04/01/2028	Aaa	850,000	850,000
City of Oshkosh, Wisconsin, Storm Water Utility Revenue Bonds, Series 2013A	4.000%	05/01/2029	A1	2,495,000	2,609,271
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	3.500%	04/01/2030	Aa3	795,000	811,838
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2031	Aa3	430,000	456,342
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2032	Aa3	970,000	1,026,134
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2032	A	2,000,000	2,251,100

					8,237,191

Total Long-term Municipal Bonds
(cost $453,734,159)					460,737,000

See accompanying notes to schedules of investments.	69

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Short-term Municipal Variable Rate Demand Notes (0.91%)
New York (0.91%)
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Adjustable Rate Fiscal 2012 Series B, Fiscal 2012 Subseries B-1 Adjustable Rate Bonds (d)	1.700%	06/15/2045	Aa1	$1,500,000	$1,500,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Adjustbale Rate Bonds, Fiscal 2008 Series BB, Subseries BB-2 Bonds (d)	1.700%	06/15/2035	Aa1	1,000,000	1,000,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate, Fiscal 2015 Series BB, Fiscal 2015 Subseries BB-1 (d)	1.700%	06/15/2049	Aa1	1,775,000	1,775,000

					4,275,000

Total Short-term Municipal Variable Rate Demand Notes
(cost $4,275,000)					4,275,000

				Shares	Value
Short-term Investments (0.27%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.56% (e)				1,290,969	$1,290,969

Total Short-term Investments
(cost $1,290,969)					1,290,969

TOTAL INVESTMENTS (99.13%)
(cost $459,300,128)					466,302,969
OTHER ASSETS, NET OF LIABILITIES (0.87%)					4,101,288

NET ASSETS (100.00%)					$470,404,257

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Rate shown is fixed until mandatory tender date of July 1, 2026.

(d)	Rate shown is as of March 31, 2018.

(e)	Rate shown is the 7-day yield as of March 31, 2018.

NR - Not Rated

70	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Principal amount	Value
Short-term Investments (100.35%)
Government Agency Securities (a) (57.35%)
Federal Home Loan Bank
1.465%, 04/03/2018	$5,000,000	$4,999,186
1.500%, 04/10/2018	6,000,000	5,997,250
1.485%, 04/12/2018	18,000,000	17,990,348
1.430%, 04/13/2018	9,000,000	8,994,995
1.430%, 04/24/2018	16,000,000	15,984,111
1.685%, 04/25/2018	10,500,000	10,487,222
1.451%, 04/27/2018	10,000,000	9,988,714
1.490%, 05/04/2018	17,000,000	16,975,374
1.600%, 05/07/2018	9,000,000	8,984,800
1.675%, 06/26/2018	9,350,000	9,311,717
Federal Home Loan Mortgage Corp.
1.500%, 04/03/2018	7,365,000	7,363,773
Federal National Mortgage Association
1.580%, 05/15/2018	5,900,000	5,888,089
1.675%, 05/18/2018	10,000,000	9,977,201
1.600%, 05/22/2018	7,500,000	7,482,278
1.610%, 05/22/2018	7,500,000	7,482,278
1.725%, 05/24/2018	19,000,000	18,949,927
1.640%, 05/29/2018	8,000,000	7,978,133
1.670%, 06/29/2018	5,780,000	5,755,600

		180,590,996

	Shares	Value
Registered Investment Companies (0.84%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.56% (b)	2,649,239	$2,649,239

	Principal amount	Value
U.S. Government Obligations (42.16%)
U.S. Treasury Bill
1.411%, 04/05/2018	$20,000,000	$19,995,297
1.639%, 04/12/2018	25,000,000	24,985,203
1.536%, 04/19/2018	13,500,000	13,488,517
1.522%, 04/19/2018	7,000,000	6,994,046
1.515%, 04/26/2018	20,000,000	19,977,275
1.530%, 05/03/2018	15,000,000	14,978,325
1.550%, 05/10/2018	14,500,000	14,474,339
1.583%, 05/10/2018	2,000,000	1,996,460
1.649%, 06/07/2018	15,900,000	15,849,762

		132,739,224

Total Short-term Investments
(cost $315,979,459)		315,979,459

TOTAL INVESTMENTS (100.35%)
(cost $315,979,459)		315,979,459
LIABILITIES, NET OF OTHER ASSETS (-0.35%)		(1,100,768)

NET ASSETS (100.00%)		$314,878,691

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(b)	Rate shown is the 7-day yield as of March 31, 2018.

See accompanying notes to schedules of investments.	71

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.88%)
Equity Funds (39.94%)
iShares Cohen & Steers REIT ETF	159,042	$14,837,823
iShares Core MSCI EAFE ETF	1,474,014	97,108,042
iShares Core MSCI Emerging Markets ETF	596,133	34,814,167
iShares MSCI Canada ETF	314,592	8,670,156
iShares Russell 1000 ETF	1,805,015	265,084,503
iShares Russell 2000 ETF	379,162	57,568,166

		478,082,857

Fixed Income Funds (59.94%)
iShares Core U.S. Aggregate Bond ETF	5,702,263	611,567,707
iShares TIPS Bond ETF	936,715	105,895,631

		717,463,338

Total Exchange-Traded Funds
(cost $ 1,107,865,080)		1,195,546,195

TOTAL INVESTMENTS (99.88%)
(cost $ 1,107,865,080)		1,195,546,195
OTHER ASSETS, NET OF LIABILITIES (0.12%)		1,479,116

NET ASSETS (100.00%)		$1,197,025,311

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

72	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.90%)
Equity Funds (46.15%)
iShares Cohen & Steers REIT ETF	594,678	$55,480,484
iShares Core MSCI EAFE ETF	3,033,964	199,877,548
iShares Core MSCI Emerging Markets ETF	1,275,727	74,502,457
iShares MSCI Canada ETF	703,849	19,398,078
iShares Russell 1000 ETF	3,579,624	525,703,581
iShares Russell 2000 ETF	592,728	89,993,892

		964,956,040

Fixed Income Funds (53.75%)
iShares Core U.S. Aggregate Bond ETF	8,997,433	964,974,689
iShares TIPS Bond ETF	1,405,994	158,947,622

		1,123,922,311

Total Exchange-Traded Funds
(cost $1,896,067,746)		2,088,878,351

TOTAL INVESTMENTS (99.90%)
(cost $1,896,067,746)		2,088,878,351
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.10%)		1,994,211

NET ASSETS (100.00%)		$2,090,872,562

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

See accompanying notes to schedules of investments.	73

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.97%)
Equity Funds (69.66%)
iShares Cohen & Steers REIT ETF	1,963,173	$183,154,225
iShares Core MSCI EAFE ETF	5,829,435	384,043,178
iShares Core MSCI Emerging Markets ETF	2,389,756	139,561,750
iShares MSCI Canada ETF	1,234,306	34,017,473
iShares Russell 1000 ETF	5,935,426	871,676,662
iShares Russell 2000 ETF	367,074	55,732,845

		1,668,186,133

Fixed Income Funds (30.31%)
iShares Core U.S. Aggregate Bond ETF	5,862,366	628,738,754
iShares TIPS Bond ETF	858,115	97,009,901

		725,748,655

Total Exchange-Traded Funds
(cost $2,081,868,953)		2,393,934,788

	Shares	Value
Short-term Investments (0.12%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.58% (b)	2,881,401	$2,881,401

Total Short-term Investments
(cost $2,881,401)		2,881,401

TOTAL INVESTMENTS (100.09%)
(cost $2,084,750,354)		2,396,816,189
CASH AND LIABILITIES, NET OF OTHER ASSETS (-0.09%)		(2,208,644)

NET ASSETS (100.00%)		$2,394,607,545

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

(b)	Rate shown is the 7-day yield as of March 31, 2018.

As of March 31, 2018, investment in an issuer considered to be an affiliate of the LifePath 2030 Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, was as follows:

						For the period ended March 31, 2018
Security	Shares Held at December 31, 2017	Shares Purchased	Shares Sold	Shares Held at March 31, 2018	Value at March 31, 2018	Change in Unrealized Appreciation (Depreciation)
iShares Cohen & Steers REIT ETF	1,849,571	166,399	52,797	1,963,173	$183,154,225	$(15,132,951)

74	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.90%)
Equity Funds (89.26%)
iShares Cohen & Steers REIT ETF	2,350,531	$219,292,790
iShares Core MSCI EAFE ETF	6,002,373	395,436,333
iShares Core MSCI Emerging Markets ETF	2,471,010	144,306,984
iShares MSCI Canada ETF	1,316,346	36,278,496
iShares Russell 1000 ETF	5,858,518	860,381,954
iShares Russell 2000 ETF	75,799	11,508,562

		1,667,205,119

Fixed Income Funds (10.64%)
iShares Core U.S. Aggregate Bond ETF	1,647,333	176,676,464
iShares TIPS Bond ETF	193,822	21,911,577

		198,588,041

Total Exchange-Traded Funds
(cost $1,565,784,582)		1,865,793,160

	Shares	Value
Short-term Investments (0.16%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.58% (b)	3,064,988	$3,064,988

Total Short-term Investments
(cost $3,064,988)		3,064,988

TOTAL INVESTMENTS (100.06%)
(cost $1,568,849,570)		1,868,858,148
CASH AND LIABILITIES, NET OF OTHER ASSETS (-0.06%)		(1,096,484)

NET ASSETS (100.00%)		$1,867,761,664

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

(b)	Rate shown is the 7-day yield as of March 31, 2018.

As of March 31, 2018, investment in an issuer considered to be an affiliate of the LifePath 2040 Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, was as follows:

						For the period ended March 31, 2018
Security	Shares Held at December 31, 2017	Shares Purchased	Shares Sold	Shares Held at March 31, 2018	Value at March 31, 2018	Change In Unrealized Appreciation (Depreciation)
iShares Cohen & Steers REIT ETF	2,191,822	229,134	70,425	2,350,531	$219,292,790	$(17,889,154)

See accompanying notes to schedules of investments.	75

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.89%)
Equity Funds (99.05%)
iShares Cohen & Steers REIT ETF	686,369	$64,034,796
iShares Core MSCI EAFE ETF	1,695,544	111,702,439
iShares Core MSCI Emerging Markets ETF	697,686	40,744,862
iShares MSCI Canada ETF	362,768	9,997,886
iShares Russell 1000 ETF	1,537,125	225,742,178
iShares Russell 2000 ETF	6,540	992,968

		453,215,129

Fixed Income Funds (0.84%)
iShares Core U.S. Aggregate Bond ETF	36,091	3,870,760

Total Exchange-Traded Funds
(cost $379,400,764)		457,085,889

Short-term Investments (0.19%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.58% (b)	852,483	852,483

Total Short-term Investments
(cost $852,483)		852,483

TOTAL INVESTMENTS (100.08%)
(cost $380,253,247)		457,938,372
CASH AND LIABILITIES, NET OF OTHER ASSETS (-0.08%)		(377,410)

NET ASSETS (100.00%)		$457,560,962

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

(b)	Rate shown is the 7-day yield as of March 31, 2018.

76	See accompanying notes to schedules of investments.

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77

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. For approximately one-half of the Fund’s portfolio, the Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization companies. For the remaining approximately one-half of the Fund’s portfolio, the Fund invests in shares of the iShares Core S&P Mid-Cap ETF.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1 Index. Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in substantially all of the securities that make up the S&P 500 Index in proportions that match, approximately, the weightings of the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. Under normal operating conditions, the Small Cap Index Funds seeks to invest at least 90% of its net assets in stocks that are represented in the Russell 2000 Index in weights that approximate the relative composition of the securities contained in the index. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. Under normal operating conditions, the International Index Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free Index in weights that approximate the relative composition of the securities contained in the index. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests in the Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. Under normal circumstances, the Fund typically invests at least 80% of its net assets plus any borrowings in investment grade bonds or bonds determined to be of comparable quality by SFIMC.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) 80% or more of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. Under normal conditions, the Money Market Fund invests its assets primarily (at least 99.5%) in debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, cash, and repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Retirement Fund will be broadly diversified across global asset classes.

The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The State Farm LifePath 2050 Fund (the “LifePath 2050 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2018. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-issued” Basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At March 31, 2018, the Tax Advantaged Bond Fund did not have any when-issued securities.

Short Sales

The S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

New Accounting Pronouncement

In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities. This update requires certain premiums on callable debt securities to be amortized to the earliest call date. The amendments will be applied on a modified-retrospective basis and are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities, U.S. Treasury bills, and short-term municipal variable rate demand notes are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of March 31, 2018:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$621,335,605	$—	$—	$621,335,605
Short-term Investments	14,935,859	—	—	14,935,859
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	136,533,405	—	—	136,533,405
Exchange-Traded Funds	150,174,732	—	—	150,174,732
Short-term Investments	3,459,628	—	—	3,459,628
International Equity Fund					—	—	—	—
Common Stocks (a)	40,092,898	119,420,373	—	159,513,271
Preferred Stocks (a)	219,328	—	—	219,328
Short-term Investments	5,925,981	—	—	5,925,981
S&P 500 Index Fund					(483,744)	—	—	(483,744)
Common Stocks (a)	1,496,468,173	—	—	1,496,468,173
Short-term Investments	8,047,503	—	—	8,047,503
Small Cap Index Fund					(173,798)	—	—	(173,798)
Common Stocks (a)	522,592,689	39,298	0	522,631,987
Short-term Investments	4,691,312	—	—	4,691,312
International Index Fund					(26,975)	—	—	(26,975)
Common Stocks (a)	1,932,640	288,254,223	0	290,186,863
Preferred Stocks (a)	—	1,670,105	—	1,670,105
Short-term Investments	123,267	—	—	123,267
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	389,785,754	—	—	389,785,754
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	539,176,394	—	539,176,394
Agency Commercial Mortgage-Backed Securities	—	107,683,734	—	107,683,734
Agency Mortgage-Backed Securities	—	22,414,434	—	22,414,434
Agency Notes & Bonds	—	2,197,289	—	2,197,289
U.S. Treasury Obligations	—	98,842,213	—	98,842,213
Short-term Investments	15,268,339	—	—	15,268,339
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	460,737,000	—	460,737,000
Short-term Municipal Variable Rate Demand Notes	—	4,275,000	—	4,275,000
Short-term Investments	1,290,969	—	—	1,290,969
Money Market Fund					—	—	—	—
Short-term Investments	2,649,239	313,330,220	—	315,979,459
LifePath Retirement Fund					—	—	—	—
Exchange-Traded Funds	1,195,546,195	—	—	1,195,546,195
LifePath 2020 Fund					—	—	—	—
Exchange-Traded Funds	2,088,878,351	—	—	2,088,878,351

(a) Industry Classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LifePath 2030 Fund					$—	$—	$—	$—
Exchange-Traded Funds	2,393,934,788	—	—	2,393,934,788
Short-term Investments	2,881,401	—	—	2,881,401
LifePath 2040 Fund					—	—	—	—
Exchange-Traded Funds	1,865,793,160	—	—	1,865,793,160
Short-term Investments	3,064,988	—	—	3,064,988
LifePath 2050 Fund					—	—	—	—
Exchange-Traded Funds	457,085,889	—	—	457,085,889
Short-term Investments	852,483	—	—	852,483

On December 31, 2017, all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund (except for International Equity Fund’s holdings listed on the Sao Paulo Stock Exchange and International Index Fund’s holdings listed on the Tel-Aviv Stock Exchange which did not trade on the last day of the period because the exchanges were closed), were valued at last traded price because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. On March 31, 2018, the International Equity Fund and International Index Fund used data provided by an independent statistical fair value service to fair value common stocks and preferred stocks primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. Accordingly, using the end of the report period method for determining when transfers between levels are recognized, common stocks valued on March 31, 2018 at $115,799,431 were transferred from Level 1 to Level 2 in the International Equity Fund and $289,047,218 of common stocks and preferred stocks were transferred from Level 1 to Level 2 in the International Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of March 31, 2018 as compared to December 31, 2017.

The Small Cap Index Fund and the International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2017 or for the period ended March 31, 2018. The remaining Funds did not hold any Level 3 securities as of December 31, 2017 or for the period ended March 31, 2018.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

4.	Derivative Instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds may engage in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involves the selling of forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. These Funds bear the market risk that arise from changes in foreign currency rates and the potential for any credit risk should a counterparty fail to perform under a forward foreign currency contract, and as a result, might realize a loss. As of March 31, 2018, neither Fund has entered into a forward foreign currency contract.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

5.	Income Taxes

As of March 31, 2018, aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes for the Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$486,682,955	$164,912,963	$(15,324,454)	$149,588,509
Small/Mid Cap Equity Fund	263,199,766	36,601,051	(9,633,052)	26,967,999
International Equity Fund	128,396,048	41,819,447	(4,556,915)	37,262,532
S&P 500 Index Fund	744,655,807	784,706,748	(25,330,623)	759,376,125
Small Cap Index Fund	357,569,990	216,320,599	(46,741,088)	169,579,511
International Index Fund	219,872,236	100,098,155	(28,017,131)	72,081,024
Equity and Bond Fund	316,633,127	73,764,571	(611,944)	73,152,627
Bond Fund	798,457,039	4,398,110	(17,272,746)	(12,874,636)
Tax Advantaged Bond Fund	459,300,128	8,809,805	(1,806,964)	7,002,841
Money Market Fund	315,979,459	—	—	—
LifePath Retirement Fund	1,108,630,795	94,941,550	(8,026,150)	86,915,400
LifePath 2020 Fund	1,898,975,303	203,199,503	(13,296,455)	189,903,048
LifePath 2030 Fund	2,087,503,895	318,745,557	(9,433,263)	309,312,294
LifePath 2040 Fund	1,570,724,626	301,309,047	(3,175,525)	298,133,522
LifePath 2050 Fund	380,829,039	78,468,887	(1,359,554)	77,109,333

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments may relate to one or more of the following: return of capital transactions, mark-to-market of Passive Foreign Investment Companies (“PFICs”), mark-to-market of non-PFICs, wash sales, open futures contracts unrealized gain (loss), partnership distributive share adjustments and deemed dividend distributions.

(1)	The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Mutual Fund Trust (“Licensee”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2)	Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)	The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4)	LifePath is a registered trademark of BlackRock Institutional Trust Company, N.A.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	May 18, 2018

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	May 18, 2018